Centennial Money Market Trust

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Prospectus dated August 22, 2003
                                         Centennial Money Market Trust is a
                                         money market mutual fund.  It seeks
                                         the maximum current income that is
                                         consistent with low capital risk and
                                         maintaining liquidity.  The Trust
                                         invests in short-term, high-quality
                                         "money market" instruments.

                                         This Prospectus contains important
                                         information about the Trust's
                                         objective, its investment policies,
                                         strategies and risks.  It also
                                         contains important information about
                                         how to buy and sell shares of the
As with all mutual funds, the            Trust and other account features.
Securities and Exchange Commission has   Please read this Prospectus carefully
not approved or disapproved the Trust's  before you invest and keep it for
securities nor has it determined that    future reference about your account.
this Prospectus is accurate or
complete.  It is a criminal offense to
represent otherwise.
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CONTENTS

                  A B O U T  T H E  T R U S T

                  The Trust's Investment Objective and Strategies

                  Main Risks of Investing in the Trust

                  The Trust's Past Performance

                  Fees and Expenses of the Trust

                  About the Trust's Investments

                  I N V E S T I N G  I N  T H E  T R U S T S

                  This section applies to the prospectuses of Centennial Money
                  Market Trust, Centennial Tax Exempt Trust and Centennial
                  Government Trust

                  How the Trusts are Managed

                  How to Buy Shares
                  Automatic Purchase and Redemption Programs
                  Direct Shareholders

                  How to Sell Shares
                  Automatic Purchase and Redemption Programs
                  Direct Shareholders

                  How to Exchange Shares

                  Shareholder Account Rules and Policies

                  Dividends, Capital Gains and Taxes

                  Financial Highlights

A B O U T  T H E  T R U S T

The Trust's Investment Objective and Strategies

WHAT IS THE TRUST'S INVESTMENT OBJECTIVE?  The Trust seeks the maximum current income that is consistent with low capital risk and the maintenance of liquidity.

WHAT DOES THE TRUST MAINLY INVEST IN?  The Trust is a money market fund.  It invests in a variety of high-quality money market instruments to seek income.
Money market instruments are short-term, U.S. dollar denominated debt instruments issued by the U.S. government, domestic and foreign corporations and financial institutions and other entities.  They include, for example, bank obligations, repurchase agreements, commercial paper, other corporate debt obligations and government debt obligations.  To be considered "high-quality," generally they must be rated in one of the two highest credit-quality categories for short-term securities by nationally recognized rating services.  If unrated, a security must be determined by the Trust's investment manager to be of comparable quality to rated securities.

WHO IS THE TRUST DESIGNED FOR?  The Trust is designed for investors who are seeking to earn income at current money market rates while preserving the value of their investment, because the Trust tries to keep its share price stable at $1.00.
Income on money market instruments tends to be lower than income on longer-term debt securities, so the Trust's yield will likely be lower than the yield on longer-term fixed income funds. The Trust does not invest for the purpose of seeking capital appreciation or gains and is not a complete investment program.

Main Risks of Investing in the Trust

      All investments carry risks to some degree.  Funds that invest in debt obligations for income may be subject to credit risks and interest rate risks.
There are risks that any of the Trust's holdings could have its credit rating downgraded, or the issuer could default, or that interest rates could rise sharply, causing the value of the Trust's securities (and its share price) to fall.  As a result, there is a risk that the Trust's shares could fall below $1.00 per share.
If there is a high redemption demand for the Trust's shares that was not anticipated, portfolio securities might have to be sold prior to their maturity at a loss.  Also, there is the risk that the value of your investment could be eroded over time by the effects of inflation, and that poor security selection could cause the Trust to underperform other funds with similar objectives.

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An investment in the Trust is not insured or guaranteed by the Federal Deposit
Insurance Corporation or any other government agency.  Although the Trust seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Trust.
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The Trust's Past Performance

The bar chart and table below show how the Trust's returns may vary over time, by showing changes in the Trust's performance from year to year for the last 10 calendar years and its average annual total returns for the 1-, 5- and 10- year periods. Variability of returns is one measure of the risks of investing in a money market fund.  The Trust's past investment performance does not predict how the
Trust will perform in the future.

Annual Total Returns (as of 12/31 each year)

[See appendix to prospectus for annual total return data for bar chart.]

For the period from 1/1/03 through 6/30/03 the cumulative total return (not annualized) was 0.50%.
During the period shown in the bar chart, the highest return (not annualized) for a calendar quarter was 1.54% (4th Q `00) and the lowest return (not annualized) for a calendar quarter was 0.32% (1st Q `02).

Average Annual Total Returns
for the periods ended December 31,    1 Year    5 Years         10 Years
2002
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                                      ---------------           -----------------

Centennial Money Market Trust         1.37%     4.15%           4.27%
(inception 9/8/81)

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The returns in the table measure the performance of a hypothetical account and assume that all dividends have been reinvested in additional shares.

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The total returns are not the Trust's current yield. The Trust's yield more closely
reflects the Trust's current earnings.   To obtain the Trust's current seven day
yield, please call the Transfer Agent toll-free at 1.800.525.9310.
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Fees and Expenses of the Trust

The Trust pays a variety of expenses directly for management of its assets, administration and other services.  Those expenses are subtracted from the Trust's assets to calculate the Trust's net asset value per share. All shareholders therefore pay those expenses indirectly. The following tables are meant to help you understand the fees and expenses you may pay if you buy and hold shares of the
Trust. The numbers below are based upon the Trust's expenses during its fiscal year ended June 30, 2003.

SHAREHOLDER FEES. The Trust does not charge any initial sales charge to buy shares or to reinvest dividends.  There are no exchange fees or redemption fees and no contingent deferred sales charges (unless you buy Trust shares by exchanging Class
A shares of other eligible funds that were purchased subject to a contingent deferred sales charge, as described in "How to Sell Shares").

Annual Trust Operating Expenses (deducted from Trust assets):
(% of average daily net assets)

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 Management Fees1                             0.33%

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 Distribution and/or Service (12b-1) Fees     0.20%

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 Other Expenses2                              0.13%

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 Total Annual Operating Expenses              0.66%

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1. The Trust's operating expenses are shown without giving effect to a contractual expense limitation.  With that expense limitation the "Management Fee" was 0.07%
and the "Total Annual Operating Expenses" were 0.40%.  A proxy statement has been sent to Trust shareholders requesting their approval of the elimination of that expense limitation at a meeting which is currently scheduled for August 28, 2003.
If shareholders do not approve the elimination of that expense limitation at that meeting, or any adjournments thereto, this prospectus will be supplemented to reflect that such expense waiver has not been removed and remains in effect.
2.  "Other expenses" include transfer agent fees, custodial expenses, and accounting and legal expenses the Trust pays.  The Transfer Agent has voluntarily undertaken to the Trust to limit the transfer agent fees to 0.35% per annum.  That undertaking may be amended or withdrawn at any time. That Fee waiver had no impact on the Trust's "Other Expenses" or "Total Annual Operating Expenses" during its last fiscal year.

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  EXAMPLE.  The following       3 years     5 years     10 years
  example is intended to help
  you compare the cost of
  investing in the Trust with
  the cost of investing in
  other mutual funds.  The
  example assumes that you
  invest $10,000 in shares of
  the Trust for the time
  periods indicated and
  reinvest your dividends and
  distributions.  The example
  also assumes that your
  investment has a 5% return
  each year and that the
  Trust's operating expenses
  remain the same.  The
  example is shown without
  giving effect to the Trust's
  current expense limitation.
  Shareholders are currently
  being asked to approve the
  elimination of that expense
  limitation.  Your actual
  costs may be higher or
  lower, because expenses will
  vary over time. Based on
  these assumptions your
  expenses would be as
  follows, whether or not you
  redeem your investment at
  the end of each period:

  1 year

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  $67                           $211        $368        $822

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About the Trust's Investments

THE TRUST'S PRINCIPAL INVESTMENT POLICIES.  The Trust invests in money market instruments meeting quality, maturity and diversification standards established by its Board of Trustees as well as rules that apply to money market funds under the
Investment Company Act.  The Statement of Additional Information contains more detailed information about the Trust's investment policies and risks.

      The Trust's investment manager, Centennial Asset Management Corporation
(referred to in this Prospectus as the Manager), tries to reduce risks by diversifying investments and by carefully researching securities before they are purchased. The rate of the Trust's income will vary from day to day, generally reflecting changes in overall short-term interest rates. There is no assurance that the Trust will achieve its investment objective.

What Does the Trust Invest In?  Money market instruments are high-quality, short-term debt instruments.  They may have fixed, variable or floating interest rates.  All of the Trust's money market instruments must meet the special diversification, quality and maturity requirements set under the
      Investment Company Act and the special procedures set by the Board described briefly below. The following is a brief description of the types of money market instruments the Trust can invest in.

o     U.S. Government Securities.  The Trust invests in obligations issued or guaranteed by the U.S. government or any of its agencies or instrumentalities.  Some are direct obligations of the U.S. Treasury, such as
      Treasury bills, notes and bonds, and are supported by the full faith and credit of the United States.  Other U.S. government securities, such as pass-through certificates issued by the Government National Mortgage
      Association (Ginnie Mae), are also supported by the full faith and credit of the U.S. government.  Some government securities, agencies or instrumentalities of the U.S. government are supported by the right of the issuer to borrow from the U.S. Treasury, such as securities of the Federal
      National Mortgage Association (Fannie Mae).  Others may be supported only by the credit of the instrumentality, such as obligations of the Federal Home
      Loan Mortgage Corporation (Freddie Mac).

o     Bank Obligations.  The Trust can buy direct bank obligations, time deposits, certificates of deposit and bankers' acceptances.  These obligations must be denominated in U.S. dollars, even if issued by a foreign bank.

o     Commercial Paper.  Commercial paper is a short-term, unsecured promissory note of a domestic or foreign company or other financial firm.  The Trust may buy commercial paper only if it matures in nine months or less from the date of purchase.

o     Corporate Debt Obligations.  The Trust can invest in other short-term corporate debt obligations.  Please see "What Standards Apply to the Trust's
      Investment?" below for more details.

o     Other Money Market Instruments.  The Trust can invest in money market obligations other than those listed above if they are subject to repurchase agreements or guaranteed as to their principal and interest by a corporation whose commercial paper may be purchased by the Trust or by a domestic bank.
      The bank or guarantor must meet credit criteria set by the Board.

      Additionally, the Trust can buy other money market instruments that the
Manager approves under procedures adopted by the Board of Trustees from time to time.  They must be U.S. dollar-denominated short-term investments that the Manager determines to have minimal credit risks.

      Currently, the Board has approved the purchase of dollar-denominated obligations of foreign banks payable in the U.S. or in London, England or certain other countries, floating or variable rate demand notes, asset-backed securities, and bank loan participation agreements.  Their purchase may be subject to restrictions adopted by the Board from time to time.

What Standards Apply to the Trust's Investments? Money market instruments are subject to credit risk, the risk that the issuer might not make timely payments of interest on the security or repay principal when it is due.  The
      Trust can buy only those instruments that meet standards set by the
      Investment Company Act for money market funds and procedures adopted by the
      Board of Trustees.  The Trust's Board of Trustees has adopted procedures to evaluate securities for the Trust's portfolio and the Manager has the responsibility to implement those procedures when selecting investments for the Trust.

In general, the Trust buys only high-quality investments that the Manager believes present minimal credit risk at the time of purchase.  "High-quality" investments are:

o     rated in one of the two highest short-term rating categories of two national rating organizations, or
o     rated by one rating organization in one of its two highest rating categories
      (if only one rating organization has rated the investment), or
o     unrated investments that the Manager determines are comparable in quality to the two highest rating categories.

      The procedures also limit the amount of the Trust's assets that can be invested in the securities of any one issuer (other than the U.S. government, its agencies and instrumentalities), to spread the Trust's investment risks.
      No security's maturity will exceed the maximum time permitted under Rule 2a-7
      (currently 397 days).  Finally, the Trust must maintain a dollar-weighted average portfolio maturity of not more than 90 days, to reduce interest rate risks.

Can the Trust's Investment Objective and Policies Change?  The Trust's Board of
      Trustees can change non-fundamental policies without shareholder approval, although significant changes will be described in amendments to this
      Prospectus.  Fundamental policies cannot be changed without the approval of a majority of the Trust's outstanding voting shares.  The Trust's investment objective is a fundamental policy. Some investment restrictions that are fundamental policies are listed in the Statement of Additional Information.
      An investment policy is not fundamental unless this Prospectus or the
      Statement of Additional Information says that it is.

OTHER INVESTMENT STRATEGIES.  To seek its objective, the Trust can use the investment techniques and strategies described below.  The Trust might not always use all of them.  These techniques have risks.  The Statement of Additional
Information contains more information about some of these practices, including limitations on their use that are designed to reduce the overall risks.

Floating Rate/Variable Rate Notes.  The Trust can purchase investments with floating or variable interest rates.  Variable rates are adjustable at stated
      periodic intervals.  Floating rates are adjusted automatically according to a specified market rate or benchmark for such investments, such as the prime rate of a bank.  If the maturity of an investment is greater than the maximum time permitted under Rule 2a-7 (currently 397 days), it can be purchased if it has a demand feature.  That feature must permit the Trust to recover the principal amount of the investment on not more than 30 days' notice at any time, or at specified times not exceeding the maximum time permitted under
      Rule 2a-7.

Asset-Backed Securities.  The Trust can invest in asset-backed securities.  These are fractional interests in pools of consumer loans and other trade receivables, which are the obligations of a number of different parties.  The income from the underlying pool is passed through to investors, such as the
      Trust.  These investments might be supported by a credit enhancement, such as a letter of credit, a guarantee or a preference right.  However, the credit enhancement generally applies only to a fraction of the security's value.  If the issuer of the security has no security interest in the related collateral, there is the risk that the Trust could lose money if the issuer defaults.

Repurchase Agreements.  The Trust can enter into repurchase agreements.  In a repurchase transaction, the Trust buys a security and simultaneously sells it to the vendor for delivery at a future date.  Repurchase agreements must be fully collateralized.  However, if the vendor fails to pay the resale price on the delivery date, the Trust may incur costs in disposing of the collateral and may experience losses if there is any delay in its ability to do so.  The Trust will not enter into repurchase transactions that will cause more than 10% of the Trust's net assets to be subject to repurchase agreements having a maturity beyond seven days.  There is no limit on the amount of the Trust's net assets that may be subject to repurchase agreements of seven days or less.

Illiquid and Restricted Securities.  Investments may be illiquid because they do not have an active trading market, making it difficult to value them or dispose of them promptly at an acceptable price.  A restricted security is one that has a contractual limit on resale or which cannot be sold publicly until it is registered under federal securities laws.  The Trust will not invest more than 10% of its net assets in illiquid or restricted securities.
      That limit does not apply to certain restricted securities that are eligible for resale to qualified institutional purchasers or purchases of commercial paper that may be sold without registration under the federal securities laws.  The Trust may invest up to 25% of its net assets in restricted securities, subject to the 10% limit on illiquid securities and restricted securities other than those sold to qualified institutional purchasers.  The
      Manager monitors holdings of illiquid securities on an ongoing basis to determine whether to sell any holdings to maintain adequate liquidity.
      Difficulty in selling a security may result in a loss to the Trust or additional costs.

I N V E S T I N G  I N  T H E  T R U S T S

The information below applies to Centennial Money Market Trust, Centennial Tax
Exempt Trust and Centennial Government Trust.  Each is referred to as a "Trust" and they are collectively referred to as the "Trusts." Unless otherwise indicated, this information applies to each Trust.

How the Trusts are Managed

THE MANAGER. The investment advisor for the Trusts is the Manager, Centennial Asset
Management Corporation, a wholly owned subsidiary of OppenheimerFunds, Inc.  The
Manager chooses each of the Trust's investments and handles its day-to-day business. The Manager carries out its duties subject to the policies established by the Trust's Board of Trustees, under an investment advisory agreement with each
Trust that states the Manager's responsibilities.  The agreement sets the fees the
Trust pays to the Manager and describes the expenses that the Trust is responsible to pay to conduct its business.

      The Manager has been an investment advisor since 1978.  The Manager and its parent company and controlled affiliates managed more than $130 billion in assets as of June 30, 2003, including other Oppenheimer funds with more than seven million shareholder accounts.  The Manager is located at 6803 South Tucson Way, Centennial,
Colorado 80112.

Portfolio Managers. The portfolio managers of the Trusts are the persons principally responsible for the day-to-day management of the Trusts'
      portfolios.  The portfolio managers of Centennial Money Market Trust and
      Centennial Government Trust are Carol E. Wolf and Barry D. Weiss.  Ms. Wolf
      has had this responsibility since November 1988 for Centennial Government
      Trust and October 1990 for Centennial Money Market Trust and Mr. Weiss, since
      August 2001. Each is an officer of Centennial Money Market Trust and
      Centennial Government Trust.  Ms. Wolf is a Senior Vice President and Mr.
      Weiss is a Vice President of the Manager, and each is an officer and portfolio manager of other funds for which the Manager or an affiliate serves as investment advisor.  Prior to joining the Manager as Senior Credit Analyst in February, 2000, Mr. Weiss was an Associate Director, Fitch IBCA Inc.
      (April 1998 - February 2000).  The portfolio manager of Centennial Tax Exempt
      Trust is Michael Carbuto (since October 1987).  Mr. Carbuto is a Vice
      President of OppenheimerFunds, Inc., a Vice President of Centennial Tax
      Exempt Trust and an officer and portfolio manager of other funds for which the Manager or an affiliate serves as investment advisor.

Advisory Fees.  Under each investment advisory agreement, a Trust pays the Manager an advisory fee at an annual rate that declines on additional assets as the
      Trust grows.  That fee is computed on the net assets of the respective Trust as of the close of each business day.

o     Centennial Money Market Trust.  The annual management fee rates are: 0.500%
      of the first $250 million of the Trust's net assets, 0.475% of the next $250 million, 0.450% of the next $250 million, 0.425% of the next $250 million,
      0.400% of the next $250 million, 0.375% of the next $250 million, 0.350% of the next $500 million, and 0.325% of net assets in excess of $2 billion.
      During the fiscal year ended June 30, 2003, the Manager guaranteed that the
      Trust's total expenses in any fiscal year, exclusive of taxes, interest and brokerage commissions, and extraordinary expenses such as litigation costs, would not exceed the lesser of (1) 1.5% of the average annual net assets of the Trust up to $30 million and 1% of its average annual net assets in excess of $30 million; or (2) 25% of the total annual investment income of the
      Trust.  Shareholders are being asked to approve removing that expense limitation at a meeting currently scheduled for August 28, 2003.  If shareholders do not approve removing that expense limitation at that meeting, or any adjournments thereof, this prospectus will be supplemented to reflect that shareholders have not approved removing that expense limitation.  The
      Trust's management fee for its fiscal year ended June 30, 2003 was 0.33% of the Trust's average annual net assets before the reduction noted above and
      0.07% after.

o     Centennial Government Trust.  The annual management fee rates are: 0.500% of the first $250 million of the Trust's net assets, 0.475% of the next $250 million, 0.450% of the next $250 million, 0.425% of the next $250 million,
      0.400% of the next $250 million, 0.375% of the next $250 million, and 0.350%
      of net assets in excess of $1.5 billion.  During the fiscal year ended June
      30, 2003, the Manager guaranteed that the Trust's total expenses in any fiscal year, exclusive of taxes, interest and brokerage commissions, and extraordinary expenses such as litigation costs, would not exceed the lesser of (1) 1.5% of the average annual net assets of the Trust up to $30 million and 1% of its average annual net assets in excess of $30 million; or (2) 25%
      of the total annual investment income of the Trust.  Shareholders are being asked to approve removing that expense limitation at a meeting currently scheduled for August 28, 2003.  If shareholders do not approve removing that expense limitation at that meeting, or any adjournments thereof, this prospectus will be supplemented to reflect that shareholders have not approved removing that expense limitation. The Trust's management fee for its fiscal year ended June 30, 2003 was 0.43% of the Trust's average annual net assets before the reduction noted above and 0.11% after.

o     Centennial Tax Exempt Trust.  The annual management fee rates applicable to the Trust are as follows: 0.500% of the first $250 million of the Trust's net assets, 0.475% of the next $250 million, 0.450% of the next $250 million,
      0.425% of the next $250 million, 0.400% of the next $250 million, 0.375% of the next $250 million, 0.350% of the next $500 million, and 0.325% of net assets in excess of $2 billion. Under the agreement, when the value of the
      Trust's net assets is less than $1.5 billion, the annual fee payable to the
      Manager shall be reduced by $100,000 based on average net assets computed daily and paid monthly at the annual rates.  However, the annual fee cannot be less than $0.  The Trust's management fee for its fiscal year ended June
      30, 2003 was 0.42% of the Trust's average annual net assets.

A B O U T  Y O U R  A C C O U N T

How to Buy Shares

AT WHAT PRICE ARE SHARES SOLD?  Shares of each Trust are sold at their offering price, which is the net asset value per share without any sales charge.  The net asset value per share will normally remain fixed at $1.00 per share.  However, there is no guarantee that a Trust will maintain a stable net asset value of $1.00 per share.

      The offering price that applies to a purchase order is based on the next calculation of the net asset value per share that is made after the Distributor
(Centennial Asset Management Corporation) or the Sub-Distributor (OppenheimerFunds
Distributor, Inc.) receives the purchase order at its offices in Colorado, or after any agent appointed by the Sub-Distributor receives the order and sends it to the
Sub-Distributor as described below.

How is a Trust's Net Asset Value Determined?  The net asset value of shares of each
      Trust is normally determined twice each day, at 12:00 Noon and at 4:00 P.M., on each day The New York Stock Exchange ("the Exchange") is open for trading
      (referred to in this Prospectus as a "regular business day"). All references to time in this Prospectus mean "Eastern time."

      The net asset value per share is determined by dividing the value of a
Trust's net assets by the number of shares that are outstanding. Under a policy adopted by the Board of Trustees of the Trusts, each Trust uses the amortized cost method to value its securities to determine net asset value.

      The shares of each Trust offered by this Prospectus are considered to be
Class A shares for the purposes of exchanging them or reinvesting distributions among other eligible funds that offer more than one class of shares.

      If, after the close of the principal market on which a security held by the
Trusts are traded, and before the time the Trusts' securities are priced that day, an event occurs that the Manager deems likely to cause a material change in the value of such security, the Trusts' Board of Trustees has authorized the Manager, subject to the Board's review, to ascertain a fair value for such security.  A security's valuation may differ depending on the method used for determining value.

HOW MUCH MUST YOU INVEST?  You can open an account with a minimum initial investment described below, depending on how you buy and pay for your shares.  You can make additional purchases at any time with as little as $25.  The minimum investment requirements do not apply to reinvesting distributions from the Trust or other eligible funds (a list of them appears in the Statement of Additional
Information, or you can ask your broker/dealer or call the Transfer Agent) or reinvesting distributions from unit investment trusts that have made arrangements with the Distributor.

HOW ARE SHARES PURCHASED? You can buy shares in one of several ways:

Buying Shares Through a Broker/Dealer's Automatic Purchase and Redemption Program.
      You can buy shares of a Trust through a broker/dealer that has a sales agreement with the Trust's Distributor or Sub-Distributor that allows shares to be purchased through the broker/dealer's Automatic Purchase and Redemption
      Program. Shares of each Trust are sold mainly to customers of participating broker/dealers that offer the Trusts' shares under these special purchase programs.  If you participate in an Automatic Purchase and Redemption Program established by your broker/dealer, your broker/dealer buys shares of the
      Trust for your account with the broker/dealer.  Program participants should also read the description of the program provided by their broker/dealer.

Buying Shares Through Your Broker/Dealer.  If you do not participate in an
      Automatic Purchase and Redemption Program, you can buy shares of a Trust through any broker/dealer that has a sales agreement with the Distributor or
      Sub-Distributor.  Your broker/dealer will place your order with the
      Distributor on your behalf.

Buying Shares Directly Through the Sub-Distributor.  You can also purchase shares directly through the Trusts' Sub-Distributor.  Shareholders who make purchases directly and hold shares in their own names are referred to as
      "direct shareholders" in this Prospectus.

      The Sub-Distributor may appoint certain servicing agents to accept purchase
(and redemption) orders, including broker/dealers that have established Automatic
Purchase and Redemption Programs.  The Distributor or Sub-Distributor, in their sole discretion, may reject any purchase order for shares of a Trust.

AUTOMATIC PURCHASE AND REDEMPTION PROGRAM.  If you buy shares of a Trust through your broker/dealer's Automatic Purchase and Redemption Program, your broker/dealer will buy your shares for your Program Account and will hold your shares in your broker/dealer's name.  These purchases will be made under the procedures described in "Guaranteed Payment Procedures" below.  Your Automatic Purchase and Redemption
Program Account may have minimum investment requirements established by your broker/dealer.  You should direct all questions about your Automatic Purchase and
Redemption Program to your broker/dealer, because the Trusts' Transfer Agent does not have access to information about your account under that Program.

Guaranteed Payment Procedures.  Some broker/dealers may have arrangements with the
      Distributor to enable them to place purchase orders for shares of a Trust and to guarantee that the Trust's custodian bank will receive Federal Funds to pay for the shares prior to specified times. Broker/dealers whose clients participate in Automatic Purchase and Redemption Programs may use these guaranteed payment procedures to pay for purchases of shares of a Trust.

o     If the Distributor receives a purchase order before 12:00 Noon on a regular business day with the broker/dealer's guarantee that the Trusts' custodian bank will receive payment for those shares in Federal Funds by 2:00 P.M. on that same day, the order will be effected at the net asset value determined at 12:00 Noon that day. Distributions will begin to accrue on the shares on that day if the Federal Funds are received by the required time.

o     If the Distributor receives a purchase order after 12:00 Noon on a regular business day with the broker/dealer's guarantee that the Trusts' custodian bank will receive payment for those shares in Federal Funds by 2:00 P.M. on that same day, the order will be effected at the net asset value determined at 4:00 P.M. that day.  Distributions will begin to accrue on the shares on that day if the Federal Funds are received by the required time.

o     If the Distributor receives a purchase order between 12:00 Noon and 4:00 P.M.
      on a regular business day with the broker/dealer's guarantee that the Trusts'
      custodian bank will receive payment for those shares in Federal Funds by 4:00
      P.M. the next regular business day, the order will be effected at the net asset value determined at 4:00 P.M. on the day the order is received and distributions will begin to accrue on the shares purchased on the next regular business day if the Federal Funds are received by the required time.

HOW CAN DIRECT SHAREHOLDERS BUY SHARES?  Direct shareholders can buy shares of a
Trust by completing a Centennial Funds new account application and sending it to the Sub-Distributor, OppenheimerFunds Distributor, Inc., P.O. Box 5143, Denver,
Colorado 80217.  Payment must be made by check or by Federal Funds wire as described below.  If you don't list a broker/dealer on the application, the
Sub-Distributor, will act as your agent in buying the shares.  However, we recommend that you discuss your investment with a financial advisor before you make a purchase to be sure that the Trust is appropriate for you.

      Each Trust intends to be as fully invested as possible to maximize its yield.  Therefore, newly purchased shares normally will begin to accrue distributions after the Sub-Distributor or its agent accepts your purchase order, starting on the business day after the Trust receives Federal Funds from the purchase payment.

Payment by Check.  Direct shareholders may pay for purchases of shares of a Trust by check. Send your check, payable to "OppenheimerFunds Distributor, Inc.,"
      along with your application and other documents to the address listed above.
      For initial purchases, your check should be payable in U.S. dollars and drawn on a U.S. bank so that distributions will begin to accrue on the next regular business day after the Sub-Distributor accepts your purchase order. If your check is not drawn on a U.S. bank and is not payable in U.S. dollars, the shares will not be purchased until the Sub-Distributor is able to convert the purchase payment to Federal Funds.  In that case distributions will begin to accrue on the purchased shares on the next regular business day after the purchase is made.  The minimum initial investment for direct shareholders by check is $500.

Payment by Federal Funds Wire.  Direct shareholders may pay for purchases of shares of a Trust by Federal Funds wire.  You must also forward your application and other documents to the address listed above. Before sending a wire, call the
      Sub-Distributor's Wire Department at 1.800.525.9310 (toll-free from within the U.S.) or 303.768.3200 (from outside the U.S.) to notify the
      Sub-Distributor of the wire, and to receive further instructions.

      Distributions will begin to accrue on the purchased shares on the purchase date that is a regular business day if the Federal Funds from your wire and the application are received by the Sub-Distributor and accepted by 12:00 Noon.  If the
Sub-Distributor receives the Federal Funds from your wire and accepts the purchase order between 12:00 Noon and 4:00 P.M. on the purchase date, distributions will begin to accrue on the shares on the next regular business day.  The minimum investment by Federal Funds Wire is $2,500.

Buying Shares Through Automatic Investment Plans.  Direct shareholders can purchase shares of a Trust automatically each month by authorizing the Trust's
      Transfer Agent to debit your account at a U.S. domestic bank or other financial institution.  Details are in the Automatic Investment Plan application and the Statement of Additional Information. The minimum monthly purchase is $25.

Service (12b-1) Plans. Each Trust has adopted a service plan.  It reimburses the
      Distributor for a portion of its costs incurred for services provided to accounts that hold shares of the Trust.  Reimbursement is made quarterly, or monthly depending on asset size, at an annual rate of up to 0.20% of the average annual net assets of the Trust. The Distributor currently uses all of those fees (together with significant amounts from the Manager's own resources) to pay dealers, brokers, banks and other financial institutions quarterly for providing personal services and maintenance of accounts of their customers that hold shares of the Trust.

Retirement Plans.  Direct shareholders may buy shares of Centennial Money Market
      Trust or Centennial Government Trust for a retirement plan account. If you participate in a plan sponsored by your employer, the plan trustee or administrator must buy the shares for your plan account.  The Sub-Distributor also offers a number of different retirement plans that individuals and employers can use:
   Individual Retirement Accounts (IRAs).  These include regular IRAs, Roth IRAs,
   SIMPLE IRAs, and rollover IRAs.
o     SEP-IRAs.  These are Simplified Employee Pension Plan IRAs for small business owners or self-employed individuals.
o     403(b)(7) Custodial Plans.  These are tax-deferred plans for employees of eligible tax-exempt organizations, such as schools, hospitals and charitable organizations.
o     401(k) Plans.  These are special retirement plans for businesses.
o     Pension and Profit-Sharing Plans.  These plans are designed for businesses and self-employed individuals.

      Please call the Sub-Distributor for retirement plan documents, which include applications and important plan information.

How to Sell Shares

You can sell (redeem) some or all of your shares on any regular business day.  Your shares will be sold at the next net asset value calculated after your order is received in proper form (which means that it must comply with the procedures described below) and is accepted by the Transfer Agent.

HOW CAN PROGRAM PARTICIPANTS SELL SHARES?  If you participate in an Automatic
Purchase and Redemption Program sponsored by your broker/dealer, you must redeem shares held in your Program Account by contacting your broker/dealer firm, or you can redeem shares by writing checks as described below.  You should not contact the
Trusts or their Transfer Agent directly to redeem shares held in your Program
Account.  You may also arrange (but only through your broker/dealer) to have the proceeds of redeemed Trust shares sent by Federal Funds wire, as described below in
"Sending Redemption Proceeds by Wire."

HOW CAN DIRECT SHAREHOLDERS REDEEM SHARES?  Direct shareholders can redeem their shares by writing a letter to the Transfer Agent, by wire, by using a Trust's checkwriting privilege, or by telephone. You can also set up Automatic Withdrawal
Plans to redeem shares on a regular basis.  If you have questions about any of these procedures, and especially if you are redeeming shares in a special situation, such as due to the death of the owner or from a retirement plan account, please call the Transfer Agent first, at 1.800.525.9310 for assistance.

Certain Requests Require a Signature Guarantee.  To protect you and the Trusts from fraud, the following redemption requests for accounts of direct shareholders must be in writing and must include a signature guarantee (although there may be other situations that also require a signature guarantee):
   o  You wish to redeem more than $100,000 and receive a check
   o  The redemption check is not payable to all shareholders listed on the account statement
   o  The redemption check is not sent to the address of record on your account statement
   o  Shares are being transferred to an account with a different owner or name
   o  Shares are being redeemed by someone (such as an Executor) other than the owners.

Where Can Direct Shareholders Have Their Signatures Guaranteed?  The Transfer Agent
      will accept a guarantee of your signature by a number of financial institutions, including:
o     a U.S. bank, trust company, credit union or savings association,
o     a foreign bank that has a U.S. correspondent bank,
o     a U.S. registered dealer or broker in securities, municipal securities or government securities, or
o     a U.S. national securities exchange, a registered securities association or a clearing agency.

      If you are signing on behalf of a corporation, partnership or other business or as a fiduciary, you must also include your title in the signature.

How Can Direct Shareholders Sell Shares by Mail?  Write a letter of instruction to the Transfer Agent that includes:
   o  Your name
   o  The Trust's name
   o  Your account number (from your account statement)
   o  The dollar amount or number of shares to be redeemed
   o  Any special payment instructions
   o  Any share certificates for the shares you are selling
   o  The signatures of all registered owners exactly as the account is registered,
      and
   o  Any special documents requested by the Transfer Agent to assure proper authorization of the person asking to sell the shares.

---------------------------------------------------------------------------------
---------------------------------------- ---------------------------------------
Use the following address for            Send courier or express mail
---------------------------------------- requests to:
requests by mail:                        Shareholder Services, Inc.
Shareholder Services, Inc.               10200 E. Girard Avenue, Building D
P.O. Box 5143                            Denver, Colorado 80231
Denver, Colorado 80217-5143
                                         ----------------------------------------

How Can Direct Shareholders Sell Shares by Telephone?  Direct shareholders and their broker/dealer representative of record may also sell shares by telephone.  To receive the redemption price calculated on a particular regular business day, the Transfer Agent or its designated agent must receive the request by 4:00 P.M. on that day. You may not redeem shares held under a share certificate or in a retirement account by telephone.  To redeem shares through a service representative, call 1.800.525.9310.  Proceeds of telephone redemptions will be paid by check payable to the shareholder(s) of record and will be sent to the address of record for the account. Up to $100,000 may be redeemed by telephone in any seven-day period.  This service is not available within 30 days of changing the address on an account.

Retirement Plan Accounts.  There are special procedures to sell shares held in a retirement plan account. Call the Transfer Agent for a distribution request form. Special income tax withholding requirements apply to distributions from retirement plans. You must submit a withholding form with your redemption request to avoid delay in getting your money and if you do not want tax withheld. If your employer holds your retirement plan account for you in the name of the plan, you must ask the plan trustee or administrator to request the sale of the Trust shares in your plan account.

Sending Redemption Proceeds By Wire.  While the Transfer Agent normally sends direct shareholders their money by check, you can arrange to have the proceeds of the shares you sell sent by Federal Funds wire to a bank account you designate.  It must be a commercial bank that is a member of the Federal
      Reserve wire system.  The minimum redemption you can have sent by wire is
      $2,500. There is a $10 fee for each request.  To find out how to set up this feature on an account or to arrange a wire, direct shareholders should call the Transfer Agent at 1.800.525.9310.  If you hold your shares through your broker/dealer's Automatic Purchase and Redemption Program, you must contact your broker/dealer to arrange a Federal Funds wire.

Can Direct Shareholders Submit Requests by Fax?  Direct shareholders may send requests for certain types of account transactions to the Transfer Agent by fax (telecopier).  Please call 1.800.525.9310 for information about which transactions may be handled this way. Transaction requests submitted by fax are subject to the same rules and restrictions as written and telephone requests described in this Prospectus.

HOW DO I WRITE CHECKS AGAINST MY ACCOUNT?  Automatic Purchase and Redemption
Program participants may write checks against an account held under their Program, but must arrange for checkwriting privileges through their broker/dealers.  Direct shareholders may write checks against their account by requesting that privilege on the account application or by contacting the Transfer Agent for signature cards.
They must be signed (with a signature guarantee) by all owners of the account and returned to the Transfer Agent so that checks can be sent to you to use.
Shareholders with joint accounts can elect in writing to have checks paid over the signature of one owner. If checkwriting is established after November 1, 2000, only one signature is required for shareholders with joint accounts, unless you elect otherwise.

   o  Checks can be written to the order of whomever you wish, but may not be cashed at the bank the checks are payable through or the Trust's custodian bank.
   o  Checkwriting privileges are not available for accounts holding shares that are subject to a contingent deferred sales charge.
   o  Checks must be written for at least $250.
   o  Checks cannot be paid if they are written for more than your account value.
   o  You may not write a check that would require the Trust to redeem shares that were purchased by check or Automatic Investment Plan payments within the prior 10 days.

   Don't use your checks if you changed your account number, until you receive new checks.

WILL I PAY A SALES CHARGE WHEN I SELL MY SHARES?  The Trusts do not charge a fee to redeem shares of a Trust that were bought directly or by reinvesting distributions from that Trust or another Centennial Trust or eligible fund.  Generally, there is no fee to redeem shares of a Trust bought by exchange of shares of another
Centennial Trust or eligible fund.  However,

o     if you acquired shares of  a Trust by exchanging Class A shares of another eligible fund that you bought subject to the Class A contingent deferred sales charge, and
o     those shares are still subject to the Class A contingent deferred sales charge when you exchange them into the Trust, then
o     you will pay the contingent deferred sales charge if you redeem those shares from the Trust within 18 months of the purchase date of the shares of the fund you exchanged.

How to Exchange Shares

Shares of a Trust may be exchanged for shares of certain other Centennial Trusts or other eligible funds, depending on whether you own your shares through your broker/dealer's Automatic Purchase and Redemption Program or as a direct shareholder.

HOW CAN PROGRAM PARTICIPANTS EXCHANGE SHARES?  If you participate in an Automatic
Purchase and Redemption Program sponsored by your broker/dealer, you may exchange shares held in your Program Account for shares of Centennial Money Market Trust,
Centennial Government Trust, Centennial Tax Exempt Trust, Centennial California Tax
Exempt Trust and Centennial New York Tax Exempt Trust (referred to in this
Prospectus as the "Centennial Trusts"), if available for sale in your state of residence, by contacting your broker or dealer and obtaining a Prospectus of the selected Centennial Trust.

HOW CAN DIRECT SHAREHOLDERS EXCHANGE SHARES?  Direct shareholders can exchange shares of a Trust for Class A shares of certain eligible funds listed in the
Statement of Additional Information.  To exchange shares, you must meet several conditions:

   o  Shares of the fund selected for exchange must be available for sale in your state of residence.
   o  The prospectuses of the Trust and the fund whose shares you want to buy must offer the exchange privilege.
   o  You must hold the shares you buy when you establish your account for at least seven days before you can exchange them. After the account is open seven days, you can exchange shares every regular business day.
   o  You must meet the minimum purchase requirements for the fund whose shares you purchase by exchange.
   o  Before exchanging into a fund, you must obtain and read its prospectus.

      Shares of a particular class of an eligible fund may be exchanged only for shares of the same class in other eligible funds.  For example, you can exchange shares of a Trust only for Class A shares of another fund, and you can exchange only Class A shares of another eligible fund for shares of a Trust.

      You may pay a sales charge when you exchange shares of a Trust.  Because shares of the Trusts are sold without sales charge, in some cases you may pay a sales charge when you exchange shares of a Trust for shares of other eligible funds that are sold subject to a sales charge. You will not pay a sales charge when you exchange shares of a Trust purchased by reinvesting distributions from that Trust or other eligible funds (except Oppenheimer Cash Reserves), or when you exchange shares of a Trust purchased by exchange of shares of an eligible fund on which you paid a sales charge.

      For tax purposes, exchanges of shares involve a sale of the shares of the fund you own and a purchase of the shares of the other fund, which may result in a capital gain or loss.  Since shares of a Trust normally maintain a $1.00 net asset value, in most cases you should not realize a capital gain or loss when you sell or exchange your shares.  Please refer to "How to Exchange Shares" in the Statement of
Additional Information for more details.

      Direct shareholders can find a list of eligible funds currently available for exchanges in the Statement of Additional Information or you can obtain one by calling a service representative at 1.800.525.9310.  The list of eligible funds can change from time to time.

How Do Direct Shareholders Submit Exchange Requests?  Direct shareholders may request exchanges in writing or by telephone:

   o  Written Exchange Requests.  Complete an Exchange Authorization Form, signed by all owners of the account.  Send it to the Transfer Agent at the address on the back cover.  Exchanges of shares held under certificates cannot be processed unless the Transfer Agent receives the certificates with the request.

   o  Telephone Exchange Requests.  Telephone exchange requests may be made by calling a service representative at 1.800.525.9310.  Telephone exchanges may be made only between accounts that are registered with the same name(s) and address.  Shares held under certificates may not be exchanged by telephone.

ARE THERE LIMITATIONS ON EXCHANGES?  There are certain exchange policies you should be aware of:

   o  Shares are redeemed from one fund and purchased from the other fund in the exchange transaction on the same regular business day on which the Transfer
      Agent receives an exchange request that conforms to the policies described above.  Requests for exchanges to any of the Centennial Trusts must be received by the Transfer Agent by 4:00 P.M. on a regular business day to be effected that day.  The Transfer Agent must receive requests to exchange shares of a Trust to funds other than the Centennial Trusts on a regular business day by the close of the Exchange that day.  The close is normally
      4:00 P.M. but may be earlier on some days.

   o  The interests of the Trusts' long-term shareholders and its ability to manage its investments may be adversely affected when its shares are repeatedly bought and sold in response to short-term market fluctuations--also known as
      "market timing."  When large dollar amounts are involved, the Trusts may have difficulty implementing long-term investment strategies, because they cannot predict how much cash they will have to invest. Market timing also may force the Trusts to sell portfolio securities at disadvantageous times to raise the cash needed to buy a market timer's Trust shares. These factors may hurt the
      Trusts' performance and their shareholders. When the Manager believes frequent trading would have a disruptive effect on the Trusts' ability to manage their investments, the Manager and the Trusts may reject purchase orders and exchanges into the Trusts by any person, group or account that the
      Manager believes to be a market timer.  All accounts under common ownership or control within the Centennial or Oppenheimer funds complex may be counted together for purposes of determining market timing with respect to any exchange involving the Trusts.

   o  The Trusts may amend, suspend or terminate the exchange privilege at any time. The Trusts are currently not obligated to provide notice before rejecting an exchange offer.

   o  Because excessive trading can hurt fund performance and harm shareholders, the Trusts reserve the right to refuse any exchange request that may, in the opinion of the Trusts, be disadvantageous, or to refuse multiple exchange requests submitted by a shareholder or dealer.

   o  If the Transfer Agent cannot exchange all the shares you request because of a restriction cited above, only the shares eligible for exchange will be exchanged.

Shareholder Account Rules and Policies

More information about the Trusts' policies and procedures for buying, selling and exchanging shares is contained in the Statement of Additional Information.

The offering of shares of a Trust may be suspended during any period in which the
      Trust's determination of net asset value is suspended, and the offering may be suspended by the Board of Trustees at any time the Board believes it is in a Trust's best interest to do so.

Telephone transaction privileges for purchases, redemptions or exchanges may be modified, suspended or terminated by the Trusts at any time.  The Trusts will provide you notice whenever they are required to do so by applicable law.  If an account has more than one owner, the Trusts and the Transfer Agent may rely on the instructions of any one owner.  Telephone privileges apply to each owner of the account and the broker/dealer representative of record for the account unless the Transfer Agent receives cancellation instructions from an owner of the account.

The Transfer Agent will record any telephone calls to verify data concerning transactions and it has adopted other procedures to confirm that telephone instructions are genuine, by requiring callers to provide tax identification numbers and other account data and by confirming such transactions in writing. The Transfer Agent and the Trusts will not be liable for losses or expenses arising out of telephone instructions reasonably believed to be genuine.

Redemption or transfer requests will not be honored until the Transfer Agent receives all required documents in proper form.  From time to time, the
      Transfer Agent in its discretion may waive certain of the requirements for redemptions stated in this Prospectus.

Payment for redeemed shares ordinarily is made in cash.  It is forwarded by check or by Federal Funds wire (as elected by the shareholder) within seven days after the Transfer Agent receives redemption instructions in proper form.
      However, under unusual circumstances determined by the Securities and
      Exchange Commission, payment may be delayed or suspended.  For accounts registered in the name of a broker/dealer, payment will normally be forwarded within three business days after redemption.

The Transfer Agent may delay processing any type of redemption payment as described under "How to Sell Shares" for recently purchased shares, but only until the purchase payment has cleared. That delay may be as much as 10 days from the date the shares were purchased.  That delay may be avoided if you purchase shares by Federal Funds wire or certified check, or arrange with your bank to provide telephone or written assurance to the Transfer Agent that your purchase payment has cleared.

Involuntary redemptions of small accounts may be made by the Trusts if the account value has fallen below $250 for reasons other than the fact that the market value of shares has dropped. In some cases involuntary redemptions may be made to repay the Distributor or Sub-Distributor for losses from the cancellation of share purchase orders.

Customer Identification Program.  Federal regulations may require the Trusts to obtain your name, your date of birth (for a natural person), your residential street address or principal place of business and your Social Security number, employer identification number or other government issued identification when you open an account. Additional information may be required in certain circumstances or to open corporate accounts.  The Trusts or the Transfer Agent may use this information to attempt to verify your identity.  The Trusts may not be able to establish an account if the necessary information is not received.  The Trusts may also place limits on account transactions while it is in the process of attempting to verify your identity.  Additionally, if the Trusts are unable to verify your identity after your account is established, the Trusts may be required to redeem your shares and close your account.

"Backup withholding" of federal income tax may be applied against taxable dividends, distributions and redemption proceeds (including exchanges) if you fail to furnish the Trust your correct, certified Social Security or Employer
      Identification Number when you sign your application, or if you under-report your income to the Internal Revenue Service.

To avoid sending duplicate copies of materials to households, the Trusts will mail only one copy of each prospectus, annual and semi-annual report and annual notice of the Trusts' privacy policy to shareholders having the same last name and address on the Trusts' records. The consolidation of these mailings, called householding, benefits the Trusts through reduced mailing expense.

      If you want to receive multiple copies of these materials, you may call the
      Transfer Agent at 1.800.525.9310. You may also notify the Transfer Agent in writing. Individual copies of prospectuses, reports and privacy notices will be sent to you commencing within 30 days after the Transfer Agent receives your request to stop householding.

Dividends, Capital Gains and Taxes

DIVIDENDS.  Each Trust intends to declare dividends from net investment income each regular business day and to pay those dividends to shareholders monthly on a date selected by the Board of Trustees.  To maintain a net asset value of $1.00 per share, a Trust might withhold dividends or make distributions from capital or capital gains.  Daily dividends will not be declared or paid on newly purchased shares until Federal Funds are available to a Trust from the purchase payment for such shares.

CAPITAL GAINS.  Each Trust normally holds its securities to maturity and therefore will not usually pay capital gains. Although the Trusts do not seek capital gains, a Trust could realize capital gains on the sale of its portfolio securities.  If it does, it may make distributions out of any net short-term or long-term capital gains in December of each year.  A Trust may make supplemental distributions of dividends and capital gains following the end of its fiscal year.

What Choices Do I Have for Receiving Distributions?  For Automatic Purchase and
      Redemption Programs, dividends and distributions are automatically reinvested in additional shares of the selected Trust.  For direct shareholders, when you open your account, specify on your application how you want to receive your dividends and distributions.  You have four options:

o     Reinvest All Distributions in the Trust.  You can elect to reinvest all dividends and capital gains distributions in the selected Trust.
o     Reinvest Dividends or Capital Gains.  You can elect to reinvest some distributions (dividends, short-term capital gains or long-term capital gains distributions) in the selected Trust while receiving other types of distributions by check or having them sent to your bank account.
o     Receive All Distributions in Cash.  You can elect to receive a check for all dividends and capital gains distributions or have them sent to your bank.
o     Reinvest Your Distributions in Another Account.  You can reinvest all distributions in the same class of shares of another eligible fund account you have established.

Under the terms of Automatic Purchase and Redemption Programs, your broker/dealer can redeem shares to satisfy debit balances arising in your Program Account. If that occurs, you will be entitled to dividends on those shares as described in your
Program Agreements.

TAXES.

Centennial Money Market Trust and Centennial Government Trust.  If your shares are not held in a tax-deferred retirement account, you should be aware of the following tax implications of investing in Centennial Money Market Trust and
      Centennial Government Trust. Dividends paid from net investment income and short-term capital gains are taxable as ordinary income.  Long-term capital gains are taxable as long-term capital gains when distributed to shareholders.  It does not matter how long you have held your shares. Whether you reinvest your distributions in additional shares or take them in cash, the tax treatment is the same.

      Every year the Trust will send you and the IRS a statement showing the amount of each taxable distribution you received in the previous year.  Any long-term capital gains distributions will be separately identified in the tax information the Trust sends you after the end of the calendar year.

Centennial Tax Exempt Trust.  Exempt interest dividends paid from net investment income earned by the Trust on municipal securities will be excludable from gross income for federal income tax purposes.  A portion of a dividend that is derived from interest paid on certain "private activity bonds" may be an item of tax preference if you are subject to the alternative minimum tax. If the Trust earns interest on taxable investments, any dividends derived from those earnings will be taxable as ordinary income to shareholders.

      Dividends and capital gains distributions may be subject to state or local taxes. Long-term capital gains are taxable as long-term capital gains when distributed to shareholders.  It does not matter how long you have held your shares.  Dividends paid from short-term capital gains and non-tax-exempt net investment income are taxable as ordinary income. Whether you reinvest your distributions in additional shares or take them in cash, the tax treatment is the same.  Every year the Trust will send you and the IRS a statement showing the amount of any taxable distribution you received in the previous year as well as the amount of your tax-exempt income.

Remember, There May be Taxes on Transactions.  Because each Trust seeks to maintain a stable $1.00 per share net asset value, it is unlikely that you will have a capital gain or loss when you sell or exchange your shares.  A capital gain or loss is the difference between the price you paid for the shares and the price you received when you sold them. Any capital gain is subject to capital gains tax.

Returns of Capital Can Occur.  In certain cases, distributions made by a Trust may be considered a non-taxable return of capital to shareholders.  If that occurs, it will be identified in notices to shareholders.

      This information is only a summary of certain federal income tax information about your investment. You should consult with your tax advisor about the effect of an investment in a Trust on your particular tax situation.

Financial Highlights

The Financial Highlights Tables are presented to help you understand the Trust's financial performance for the past five fiscal years.  Certain information reflects financial results for a single Trust share.  The total returns in the tables represent the rate that an investor would have earned (or lost) on an investment in the Trust (assuming reinvestment of all dividends and distributions).  This information has been audited by Deloitte & Touche LLP, the Trust's independent auditors, whose report, along with the Trust's financial statements, are included in the Statement of Additional Information, which is available on request.
FINANCIAL HIGHLIGHTS

 Year Ended June 30,                                     2003          2002           2001         2000         1999
------------------------------------------------------------------------------------------------------------------------

 Per Share Operating Data
 Net asset value, beginning of period                 $  1.00       $  1.00        $  1.00      $  1.00      $  1.00
------------------------------------------------------------------------------------------------------------------------
 Income from investment operations--net
 investment income and net realized gain                  .01           .02            .06          .05          .05
------------------------------------------------------------------------------------------------------------------------
 Dividends and/or distributions to shareholders:
 Dividends from net investment income                    (.01)         (.02)          (.06)        (.05)        (.05)
 Distributions from net realized gain                      -- 1          -- 1           --           --           --
                                                     -------------------------------------------------------------------
 Total dividends and/or distributions
 to shareholders                                         (.01)         (.02)          (.06)        (.05)        (.05)
------------------------------------------------------------------------------------------------------------------------
 Net asset value, end of period                       $  1.00       $  1.00        $  1.00      $  1.00      $  1.00
                                                     ===================================================================

------------------------------------------------------------------------------------------------------------------------
 Total Return 2                                          1.20%         1.99%          5.51%        5.36%        4.75%

------------------------------------------------------------------------------------------------------------------------
 Ratios/Supplemental Data
 Net assets, end of period (in millions)              $23,019       $21,736        $22,210      $18,734      $17,821
------------------------------------------------------------------------------------------------------------------------
 Average net assets (in millions)                     $22,783       $22,947        $20,830      $18,537      $17,128
------------------------------------------------------------------------------------------------------------------------
 Ratios to average net assets: 3
 Net investment income                                   1.19%         1.97%          5.34%        5.20%        4.63%
 Expenses, gross                                         0.66%         0.69%          0.67%        0.67%        0.66%
 Expenses, net                                           0.40% 4,5     0.66% 4,5      0.67% 5      0.67% 5      0.66% 5
1. Less than $0.005 per share. 2. Assumes an investment on the business day before the first day of the fiscal period, with all dividends reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Total returns reflect changes in net investment income only. Total returns are not annualized for periods less than one year. Returns do not reflect the deduction of taxes that a shareholder would pay on Trust distributions or the redemption of Trust shares. 3. Annualized for periods of less than one full year. 4. Net of reimbursement of expenses. 5. Reduction to custodian expenses less than 0.01%.

INFORMATION AND SERVICES

For More Information on Centennial Money Market Trust

The following additional information about the Trust is available without charge upon request:

STATEMENT OF ADDITIONAL INFORMATION.  This document includes additional information about the Trust's investment policies, risks, and operations.  It is incorporated by reference into this Prospectus (which means it is legally part of this
Prospectus).

ANNUAL AND SEMI-ANNUAL REPORTS.  Additional information about the Trust's investments and performance is available in the Trust's Annual and Semi-Annual
Reports to shareholders.  The Annual Report includes a discussion of market conditions and investment strategies that significantly affected the Trust's performance during its last fiscal year.

How to Get More Information
You can request the Statement of Additional Information, the Annual and Semi-Annual
Reports, the notice explaining the Trust's privacy policy and other information about the Trust or your account:

---------------------------------------------------------------------------------
By Telephone:                            Call Shareholder Services, Inc.
                                         toll-free:
                                         1.800.525.9310
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
By Mail:                                 Write to:
                                         Shareholder Services, Inc.
                                         P.O. Box 5143
                                         Denver, Colorado 80217-5143
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Information about the Trust including the Statement of Additional Information can be reviewed and copied at the SEC's Public Reference Room in Washington, D.C.
Information on the operation of the Public Reference Room may be obtained by calling the SEC at 1.202.942.8090.  Reports and other information about the Trust are available on the EDGAR database on the SEC's Internet website at www.sec.gov.
                                                                     -----------
Copies may be obtained after payment of a duplicating fee by electronic request at the SEC's e-mail address: publicinfo@sec.gov or by writing to the SEC's Public
Reference Section, Washington, D.C. 20549-0102.

No one has been authorized to provide any information about the Trust or to make any representations about the Trust other than what is contained in this
Prospectus. This Prospectus is not an offer to sell shares of the Trust, nor a solicitation of an offer to buy shares of the Trust, to any person in any state or other jurisdiction where it is unlawful to make such an offer.

                                             The Trust's shares are distributed by:
The Trust's SEC File No.: 811-02945          Centennial Asset Management Corporation
PR0150.001.0803
Printed on recycled paper

APPENDIX TO THE PROSPECTUS OF
CENTENNIAL MONEY MARKET TRUST

      Graphic material included in Prospectus of Centennial Money Market Trust (the
"Trust") under the heading:  "Annual Total Returns (as of 12/31 each year)."

      Bar chart will be included in the Prospectus of the Trust depicting the annual total returns of a hypothetical investment in shares of the Trust for the past 10 full calendar years.  Set forth below are the relevant data points that will appear on the bar chart.

--------------------------------------------------------------------
Calendar Year Ended:             Annual Total Returns
--------------------------------------------------------------------
--------------------------------------------------------------------
12/31/93                         2.69%
--------------------------------------------------------------------
--------------------------------------------------------------------
12/31/94                         3.77%
--------------------------------------------------------------------
--------------------------------------------------------------------
12/31/95                         5.46%
--------------------------------------------------------------------
--------------------------------------------------------------------
12/31/96                         4.94%
--------------------------------------------------------------------
--------------------------------------------------------------------
12/31/97                         5.10%
--------------------------------------------------------------------
--------------------------------------------------------------------
12/31/98                         5.09%
--------------------------------------------------------------------
--------------------------------------------------------------------
12/31/99                         4.72%
--------------------------------------------------------------------
--------------------------------------------------------------------
12/31/00                         5.95%
--------------------------------------------------------------------
--------------------------------------------------------------------
12/31/01                         3.70%
--------------------------------------------------------------------
--------------------------------------------------------------------

12/31/02                         1.37%

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Centennial Money Market Trust

---------------------------------------------------------------------------------

Prospectus dated August 22, 2003

                                         Centennial Money Market Trust is a
                                         money market mutual fund.  It seeks
                                         the maximum current income that is
                                         consistent with low capital risk and
                                         maintaining liquidity.  The Trust
                                         invests in short-term, high-quality
                                         "money market" instruments.

                                         This Prospectus contains important
                                         information about the Trust's
                                         objective, its investment policies,
                                         strategies and risks.  It also
                                         contains important information about
                                         how to buy and sell shares of the
As with all mutual funds, the            Trust and other account features.
Securities and Exchange Commission has   Please read this Prospectus carefully
not approved or disapproved the Trust's  before you invest and keep it for
securities nor has it determined that    future reference about your account.
this Prospectus is accurate or
complete.  It is a criminal offense to
represent otherwise.
---------------------------------------------------------------------------------

CONTENTS

                  A B O U T  T H E  T R U S T

                  The Trust's Investment Objective and Strategies

                  Main Risks of Investing in the Trust

                  The Trust's Past Performance

                  Fees and Expenses of the Trust

                  About the Trust's Investments

                  A B O U T  Y O U R  A C C O U N T

                  How the Trusts are Managed

                  How to Buy Shares
                  Automatic Purchase and Redemption Programs
                  Direct Shareholders

                  How to Sell Shares
                  Automatic Purchase and Redemption Programs
                  Direct Shareholders

                  How to Exchange Shares

                  Shareholder Account Rules and Policies

                  Dividends, Capital Gains and Taxes

                  Financial Highlights

A B O U T  T H E  T R U S T

The Trust's Investment Objective and Strategies

WHAT IS THE TRUST'S INVESTMENT OBJECTIVE?  The Trust seeks the maximum current income that is consistent with low capital risk and the maintenance of liquidity.

WHAT DOES THE TRUST MAINLY INVEST IN?  The Trust is a money market fund.  It invests in a variety of high-quality money market instruments to seek income.  Money market instruments are short-term, U.S. dollar denominated debt instruments issued by the U.S. government, domestic and foreign corporations and financial institutions and other entities.  They include, for example, bank obligations, repurchase agreements, commercial paper, other corporate debt obligations and government debt obligations.  To be considered
"high-quality," generally they must be rated in one of the two highest credit-quality categories for short-term securities by nationally recognized rating services.  If unrated, a security must be determined by the Trust's investment manager to be of comparable quality to rated securities.

WHO IS THE TRUST DESIGNED FOR?  The Trust is designed for investors who are seeking to earn income at current money market rates while preserving the value of their investment, because the Trust tries to keep its share price stable at $1.00.  Income on money market instruments tends to be lower than income on longer-term debt securities, so the Trust's yield will likely be lower than the yield on longer-term fixed income funds. The Trust does not invest for the purpose of seeking capital appreciation or gains and is not a complete investment program.

Main Risks of Investing in the Trust

      All investments carry risks to some degree.  Funds that invest in debt obligations for income may be subject to credit risks and interest rate risks. There are risks that any of the Trust's holdings could have its credit rating downgraded, or the issuer could default, or that interest rates could rise sharply, causing the value of the Trust's securities (and its share price) to fall.  As a result, there is a risk that the Trust's shares could fall below $1.00 per share.  If there is a high redemption demand for the
Trust's shares that was not anticipated, portfolio securities might have to be sold prior to their maturity at a loss.  Also, there is the risk that the value of your investment could be eroded over time by the effects of inflation, and that poor security selection could cause the Trust to underperform other funds with similar objectives.

------------------------------------------------------------------------------
An investment in the Trust is not insured or guaranteed by the Federal
Deposit Insurance Corporation or any other government agency.  Although the
Trust seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Trust.
------------------------------------------------------------------------------

The Trust's Past Performance

The bar chart and table below show how the Trust's returns may vary over time, by showing changes in the performance for a class of shares of the
Trust from year to year for the last ten calendar years and average annual total returns on that share class offered prior to the date of this prospectus for the 1-, 5- and 10- year periods.  Because Class Y shares have not been offered prior to the date of this prospectus, information in the bar chart and the table show below is for the Trust's existing share class.  That share class has no alphabet letter designation and is referred to in this
Prospectus as the Trust's "retail share class."  The retail share class is offered by a separate prospectus.  Variability of returns is one measure of the risks of investing in a money market fund.  The past investment performance of the share class shown below is not necessarily an indication of how either of the Trust's share classes will perform in the future.

Annual Total Returns (as of 12/31 each year)

[See appendix to prospectus for annual total return data for bar chart.]

For the period from 1/1/03 through 6/30/03 the cumulative total return (not annualized) was 0.50%.
During the period shown in the bar chart, the highest return (not annualized)
for a calendar quarter was 1.54% (4th Q `00) and the lowest return (not annualized) for a calendar quarter was 0.32% (1st Q `02).

Average Annual Total Returns
for the periods ended December 31,    1 Year         5 Years       10 Years

2002

---------------------------------------------------------------------------------
                                      ---------------           -----------------

Centennial Money Market Trust         1.37%          4.15%         4.27%
(inception 9/8/81)

---------------------------------------------------------------------------------

The returns in the table measure the performance of a hypothetical account and assume that all dividends have been reinvested in additional shares.

------------------------------------------------------------------------------
The total returns are not the Trust's current yield. The Trust's yield more
closely reflects the Trust's current earnings.   To obtain the Trust's
current seven day yield, please call the Transfer Agent toll-free at
1.800.525.9310.
------------------------------------------------------------------------------

Fees and Expenses of the Trust

The Trust pays a variety of expenses directly for management of its assets, administration and other services.  Those expenses are subtracted from the
Trust's assets to calculate the Trust's net asset value per share. All shareholders therefore pay those expenses indirectly.  The following tables are meant to help you understand the fees and expenses you may pay if you buy and hold Class Y shares of the Trust. The numbers below are based upon the
Trust's expenses for its retail share class during the fiscal year ended June
30, 2003.  Class Y shares were not offered during the fiscal year ended June
30, 2003.

SHAREHOLDER FEES. The Trust does not charge any shareholder fees in connection with the offer of its Class Y shares.

Annual Trust Operating Expenses (deducted from Trust assets):
(% of average daily net assets)
                                          Class Y Shares
 ------------------------------------------------------------------------------
 Management Fees1                             0.33%
 ------------------------------------------------------------------------------
 ------------------------------------------------------------------------------
 Distribution and/or Service (12b-1) Fees     0.20%
 ------------------------------------------------------------------------------
 ------------------------------------------------------------------------------

 Other Expenses2                              0.13%

 ------------------------------------------------------------------------------
 ------------------------------------------------------------------------------

 Total Annual Operating Expenses              0.66%

 ------------------------------------------------------------------------------

1. The Trust's operating expenses are shown without giving effect to a contractual expense limitation.  With that expense limitation the "Management
Fee" was 0.07% and the "Total Annual Operating Expenses" were 0.40%.  A proxy statement has been sent to Trust shareholders requesting their approval of the elimination of that expense limitation at a meeting which is currently scheduled for August 28, 2003.  If shareholders do not approve the elimination of that expense limitation at that meeting, or any adjournments thereto, this prospectus will be supplemented to reflect that such expense waiver has not been removed and remains in effect.
2.  "Other expenses" include transfer agent fees, custodial expenses, and accounting and legal expenses the Trust pays.  The Transfer Agent has voluntarily undertaken to the Trust to limit the transfer agent fees to 0.35%
per annum.  That undertaking may be amended or withdrawn at any time. That
Fee waiver had no impact on the Trust's "Other Expenses" or "Total Annual
Operating Expenses" during its last fiscal year.

The Annual Operating Expenses are estimated based on the expenses of the
Trust's retail share class during the Trust's fiscal year ended June 30,
2003.  It is anticipated that expenses of the Trust's Class Y shares will be lower than the Trust's retail share class because Class Y shares will not incur a service plan fee and transfer agency expenses (included in "Other
Expenses") are anticipated to be lower for Class Y shares.

EXAMPLE.  The following example is intended to help you compare the cost of investing in the Trust with the cost of investing in other mutual funds.  The example assumes that you invest $10,000 in shares of the Trust for the time periods indicated and reinvest your dividends and distributions.  The example also assumes that your investment has a 5% return each year and that the
Trust's operating expenses remain the same.  Your actual costs may be higher or lower, because expenses will vary over time. Based on these assumptions your expenses would be as follows, whether or not you redeem your investment at the end of each period:

  -----------------------------------------------------------------------------
                                1 year      3 years     5 years    10 years
  -----------------------------------------------------------------------------
  -----------------------------------------------------------------------------

  Class Y Shares                $67         $211        $368       $822

  -----------------------------------------------------------------------------

About the Trust's Investments

THE TRUST'S PRINCIPAL INVESTMENT POLICIES.  The Trust invests in money market instruments meeting quality, maturity and diversification standards established by its Board of Trustees as well as rules that apply to money market funds under the Investment Company Act.  The Statement of Additional
Information contains more detailed information about the Trust's investment policies and risks.

      The Trust's investment manager, Centennial Asset Management
Corporation, (referred to in this Prospectus as the Manager) tries to reduce risks by diversifying investments and by carefully researching securities before they are purchased. The rate of the Trust's income will vary from day to day, generally reflecting changes in overall short-term interest rates.
There is no assurance that the Trust will achieve its investment objective.

What Does the Trust Invest In?  Money market instruments are high-quality, short-term debt instruments.  They may have fixed, variable or floating interest rates.  All of the Trust's money market instruments must meet the special diversification, quality and maturity requirements set under the Investment Company Act and the special procedures set by the
      Board described briefly below. The following is a brief description of the types of money market instruments the Trust can invest in.

o     U.S. Government Securities.  The Trust invests in obligations issued or guaranteed by the U.S. government or any of its agencies or instrumentalities.  Some are direct obligations of the U.S. Treasury, such as Treasury bills, notes and bonds, and are supported by the full faith and credit of the United States.  Other U.S. government securities, such as pass-through certificates issued by the Government
      National Mortgage Association (Ginnie Mae), are also supported by the full faith and credit of the U.S. government.  Some government securities, agencies or instrumentalities of the U.S. government are supported by the right of the issuer to borrow from the U.S. Treasury, such as securities of the Federal National Mortgage Association (Fannie
      Mae).  Others may be supported only by the credit of the
      instrumentality, such as obligations of the Federal Home Loan Mortgage
      Corporation (Freddie Mac).

o     Bank Obligations.  The Trust can buy time deposits, certificates of deposit and bankers' acceptances.  These obligations must be denominated in U.S. dollars, even if issued by a foreign bank.

o     Commercial Paper.  Commercial paper is a short-term, unsecured promissory note of a domestic or foreign company or other financial firm.  The Trust may buy commercial paper only if it matures in nine months or less from the date of purchase.

o     Corporate Debt Obligations.  The Trust can invest in other short-term corporate debt obligations.  Please see "What Standards Apply to the
      Trust's Investment?" below for more details.

o     Other Money Market Instruments.  The Trust can invest in money market obligations other than those listed above if they are subject to repurchase agreements or guaranteed as to their principal and interest by a corporation whose commercial paper may be purchased by the Trust or by a domestic bank.  The bank or guarantor must meet credit criteria set by the Board.

      Additionally, the Trust can buy other money market instruments that the
Manager approves under procedures adopted by the Board of Trustees from time to time.  They must be U.S. dollar-denominated short-term investments that the Manager determines to have minimal credit risks.

      Currently, the Board has approved the purchase of dollar-denominated obligations of foreign banks payable in the U.S. or in London, England or certain other countries, floating or variable rate demand notes, asset-backed securities, and bank loan participation agreements.  Their purchase may be subject to restrictions adopted by the Board from time to time.

What Standards Apply to the Trust's Investments? Money market instruments are subject to credit risk, the risk that the issuer might not make timely payments of interest on the security or repay principal when it is due.  The Trust can buy only those instruments that meet standards set by the Investment Company Act for money market funds and procedures adopted by the Board of Trustees.  The Trust's Board of Trustees has
      adopted procedures to evaluate securities for the Trust's portfolio and the Manager has the responsibility to implement those procedures when selecting investments for the Trust.

In general, the Trust buys only high-quality investments that the Manager believes present minimal credit risk at the time of purchase.  "High-quality"
investments are:

o     rated in one of the two highest short-term rating categories of two national rating organizations, or
o     rated by one rating organization in one of its two highest rating categories (if only one rating organization has rated the investment),
      or
o     unrated investments that the Manager determines are comparable in quality to the two highest rating categories.

      The procedures also limit the amount of the Trust's assets that can be invested in the securities of any one issuer (other than the U.S.
      government, its agencies and instrumentalities), to spread the Trust's investment risks.  No security's maturity will exceed the maximum time permitted under Rule 2a-7 (currently 397 days).  Finally, the Trust must maintain a dollar-weighted average portfolio maturity of not more than 90 days, to reduce interest rate risks.

Can the Trust's Investment Objective and Policies Change?  The Trust's Board
      of Trustees can change non-fundamental policies without shareholder approval, although significant changes will be described in amendments to this Prospectus.  Fundamental policies cannot be changed without the approval of a majority of the Trust's outstanding voting shares.  The
      Trust's investment objective is a fundamental policy. Some investment restrictions that are fundamental policies are listed in the Statement of Additional Information.  An investment policy is not fundamental unless this Prospectus or the Statement of Additional Information says that it is.

OTHER INVESTMENT STRATEGIES.  To seek its objective, the Trust can use the investment techniques and strategies described below.  The Trust might not always use all of them.  These techniques have risks.  The Statement of
Additional Information contains more information about some of these practices, including limitations on their use that are designed to reduce the overall risks.

Floating Rate/Variable Rate Notes.  The Trust can purchase investments with floating or variable interest rates.  Variable rates are adjustable at stated periodic intervals.  Floating rates are adjusted automatically according to a specified market rate or benchmark for such investments, such as the prime rate of a bank.  If the maturity of an investment is greater than the maximum time permitted under Rule 2a-7 (currently 397 days), it can be purchased if it has a demand feature.  That feature must permit the Trust to recover the principal amount of the investment on not more than 30 days' notice at any time, or at specified times not exceeding the maximum time permitted under Rule 2a-7.

Asset-Backed Securities.  The Trust can invest in asset-backed securities.
      These are fractional interests in pools of consumer loans and other trade receivables, which are the obligations of a number of different parties.  The income from the underlying pool is passed through to investors, such as the Trust.  These investments might be supported by a credit enhancement, such as a letter of credit, a guarantee or a preference right.  However, the credit enhancement generally applies only to a fraction of the security's value.  If the issuer of the security has no security interest in the related collateral, there is the risk that the Trust could lose money if the issuer defaults.

Repurchase Agreements.  The Trust can enter into repurchase agreements.  In a repurchase transaction, the Trust buys a security and simultaneously sells it to the vendor for delivery at a future date.  Repurchase agreements must be fully collateralized.  However, if the vendor fails to pay the resale price on the delivery date, the Trust may incur costs in disposing of the collateral and may experience losses if there is any delay in its ability to do so.  The Trust will not enter into repurchase transactions that will cause more than 10% of the Trust's net assets to be subject to repurchase agreements having a maturity beyond seven days.  There is no limit on the amount of the Trust's net assets that may be subject to repurchase agreements of seven days or less.

Illiquid and Restricted Securities.  Investments may be illiquid because they do not have an active trading market, making it difficult to value them or dispose of them promptly at an acceptable price.  A restricted security is one that has a contractual limit on resale or which cannot be sold publicly until it is registered under federal securities laws.
      The Trust will not invest more than 10% of its net assets in illiquid or restricted securities. That limit does not apply to certain restricted securities that are eligible for resale to qualified institutional purchasers or purchases of commercial paper that may be sold without registration under the federal securities laws.  The Trust may invest up to 25% of its net assets in restricted securities, subject to the 10% limit on illiquid securities and restricted securities other than those sold to qualified institutional purchasers.  The Manager monitors holdings of illiquid securities on an ongoing basis to determine whether to sell any holdings to maintain adequate liquidity.  Difficulty in selling a security may result in a loss to the Trust or additional costs.

How the Trusts are Managed

THE MANAGER. The Manager, Centennial Asset Management Corporation, is a
wholly owned subsidiary of OppenheimerFunds, Inc.  The Manager chooses each of the Trust's investments and handles its day-to-day business. The Manager carries out its duties subject to the policies established by the Trust's
Board of Trustees, under an investment advisory agreement with each Trust that states the Manager's responsibilities.  The agreement sets the fees the
Trust pays to the Manager and describes the expenses that the Trust is responsible to pay to conduct its business.

      The Manager has been an investment advisor since 1978.  The Manager and its parent company and controlled affiliates managed more than $130 billion in assets as of June 30, 2003, including other Oppenheimer funds with more than seven million shareholder accounts.  The Manager is located at 6803
South Tucson Way, Centennial, Colorado 80112.

Portfolio Managers. The portfolio managers of the Trust are the persons principally responsible for the day-to-day management of the Trust's portfolio.  The portfolio managers are Carol E. Wolf and Barry D.
      Weiss.  Ms. Wolf has had this responsibility since October 1988 and Mr.
      Weiss, since August 2001. Each is an officer of the Trust.  Ms. Wolf is a Senior Vice President and Mr. Weiss is a Vice President of the
      Manager, and each is an officer and portfolio manager of other funds for which the Manager or an affiliate serves as investment advisor.
      Prior to joining the Manager as Senior Credit Analyst in February,
      2000, Mr. Weiss was an Associate Director, Fitch IBCA Inc. (April 1998
      - February 2000).

Advisory Fees.  Under the investment advisory agreement, the Trust pays the
      Manager an advisory fee at an annual rate that declines on additional assets as the Trust grows.

      The annual management fee rates are: 0.500% of the first $250 million of the Trust's net assets, 0.475% of the next $250 million, 0.450% of the next $250 million, 0.425% of the next $250 million, 0.400% of the next $250 million, 0.375% of the next $250 million, 0.350% of the next
      $500 million, and 0.325% of net assets in excess of $2 billion.  During the fiscal year ended June 30, 2003, the Manager guaranteed that the
      Trust's total expenses in any fiscal year, exclusive of taxes, interest and brokerage commissions, and extraordinary expenses such as litigation costs, would not exceed the lesser of (1) 1.5% of the average annual net assets of the Trust up to $30 million and 1% of its average annual net assets in excess of $30 million; or (2) 25% of the total annual investment income of the Trust.  Shareholders are being asked to approve removing that expense limitation at a meeting currently scheduled for August 28, 2003.  If shareholders do not approve removing that expense limitation at that meeting, or any adjournments thereof, this prospectus will be supplemented to reflect that shareholders have not approved removing that expense limitation.
      The Trust's management fee for its fiscal year ended June 30, 2003 was
      0.33% of the Trust's average annual net assets before the reduction noted above and 0.07% after.

How to Buy Shares

HOW ARE SHARES PURCHASED?  You can buy shares directly through your dealer, broker or financial institution that has a sales agreement with the Trust's
Distributor.  The Distributor, in its sole discretion, may reject any purchase order for the Trust's shares.

      The Trust intends to be as fully invested as possible to maximize its yield.  Therefore, newly-purchased shares normally will begin to accrue dividends after the Distributor accepts your purchase order, starting on the business day after the Trust receives Federal Funds from your purchase payment.

HOW ARE SHARES PURCHASED THROUGH AUTOMATIC PURCHASE AND REDEMPTION PROGRAMS?
If you buy shares through your broker-dealer's Automatic Purchase and
Redemption Program, your broker-dealer will buy your shares of the Trust for your Program Account and will hold your shares in your broker-dealer's name.
These purchases will be made under the procedures described in "Guaranteed
Payment" below.  Your Automatic Purchase and Redemption Program Account may
have minimum investment requirements established by your broker-dealer.  You should direct all questions about your Automatic Purchase and Redemption
Program to your broker-dealer, because the Trust's transfer agent does not have access to information about your account under that Program.

The Sub-Distributor may appoint servicing agents to accept purchase (and redemption) orders, including broker-dealers that have established Automatic
Purchase and Redemption Programs.  The Sub-Distributor, in its sole discretion, may reject any purchase order for shares of a Trust.

AUTOMATIC PURCHASE AND REDEMPTION PROGRAM.  If you buy shares of a Trust through your broker/dealer's Automatic Purchase and Redemption Program, your broker/dealer will buy your shares for your Program Account and will hold your shares in your broker/dealer's name.  These purchases will be made under the procedures described in "Guaranteed Payment Procedures" below.  Your
Automatic Purchase and Redemption Program Account may have minimum investment requirements established by your broker/dealer.  You should direct all questions about your Automatic Purchase and Redemption Program to your broker/dealer, because the Trusts' transfer agent does not have access to information about your account under that Program.

Guaranteed Payment Procedures.  Some broker/dealers may have arrangements with the Sub-Distributor to enable them to place purchase orders for shares of a Trust and to guarantee that the Trust's custodian bank will receive Federal Funds to pay for the shares prior to specified times.
      Broker/dealers whose clients participate in Automatic Purchase and
      Redemption Programs may use these guaranteed payment procedures to pay for purchases of shares of a Trust.

o     If the Distributor receives a purchase order before 12:00 Noon on a regular business day with the broker/dealer's guarantee that the
      Trust's custodian bank will receive payment for those shares in Federal
      Funds by 2:00 P.M. on that same day, the order will be effected at the net asset value determined at 12:00 Noon that day. Distributions will begin to accrue on the shares on that day if the Federal Funds are received by the required time.

o     If the Distributor receives a purchase order after 12:00 Noon on a regular business day with the broker/dealer's guarantee that the
      Trust's custodian bank will receive payment for those shares in Federal
      Funds by 2:00 P.M. on that same day, the order will be effected at the net asset value determined at 4:00 P.M. that day.  Distributions will begin to accrue on the shares on that day if the Federal Funds are received by the required time.

o     If the Distributor receives a purchase order between 12:00 Noon and
      4:00 P.M. on a regular business day with the broker/dealer's guarantee that the Trust's custodian bank will receive payment for those shares in Federal Funds by 4:00 P.M. the next regular business day, the order will be effected at the net asset value determined at 4:00 P.M. on the day the order is received and distributions will begin to accrue on the shares purchased on the next regular business day if the Federal Funds are received by the required time.

HOW MUCH MUST YOU INVEST?  You can open account with a minimum initial investment of $10 million and make additional investments at any time with as little as $500,000. The minimum investment requirement does not apply to reinvesting dividends from the Trust.

HOW ARE SHARE PRICES DETERMINED?  Shares of each Trust are sold at their offering price, which is the net asset value per share without any sales charge.  The net asset value per share will normally remain fixed at $1.00 per share.  However, there is no guarantee that a Trust will maintain a stable net asset value of $1.00 per share.

      The offering price that applies to a purchase order is based on the next calculation of the net asset value per share that is made after the
Distributor or Sub-Distributor (OppenheimerFunds Distributor, Inc.) receives the purchase order at its offices in Colorado, or after any agent appointed by the Sub-Distributor receives the order and sends it to the Sub-Distributor as described below.

How is a Trust's Net Asset Value Determined?  The net asset value of shares of each Trust is determined twice each day, at 12:00 Noon and at 4:00
      P.M., on each day The New York Stock Exchange ("the Exchange") is open for trading (referred to in this Prospectus as a "regular business day"). All references to time in this Prospectus mean "New York time."

      The net asset value per share is determined by dividing the value of a
Trust's net assets by the number of shares that are outstanding. Under a policy adopted by the Board of Trustees of the Trusts, each Trust uses the amortized cost method to value its securities to determine net asset value.

WHAT CLASSES OF SHARES DOES THE TRUST OFFER?  The Trust offers investors two different classes of shares.  One share class is designed for retail investors and another share class is designed for certain institutional investors.  The different classes of shares represent investments in the same portfolio of securities, but the classes are subject to different expenses and will likely have different share prices. The Trust's retail share class is offered by a separate prospectus dated August 22, 2003.  Class Y shares are offered only to certain institutional investors who have special agreements with the Distributor.

WHO CAN BUY CLASS Y SHARES?  Class Y shares are sold at net asset value per share without sales charge directly to certain institutional investors that have special agreements with the Distributor for this purpose.  Individual investors cannot buy Class Y shares directly.

      An institutional investor that buys Class Y shares for its customers'
accounts may impose charges on those accounts.  The procedures for buying, selling, exchanging and transferring the Trust's other classes of shares and the special account features available to investors buying those other classes of shares do not apply to Class Y shares.  An exception is that the time those orders must be received by the Distributor or its agents or by the
Transfer Agent is the same for Class Y as for the retail share class.  Those instructions must be submitted by the institutional investor, not by its customers for whose benefit the share are held.

How to Sell Shares

You can sell (redeem) some or all of your shares on any regular business day.  Your shares will be sold at the next net asset value calculated after your order is received in proper form (which means that it must comply with the procedures described below) and is accepted by the Transfer Agent.

If you participate in an Automatic Purchase and Redemption Program sponsored by your broker-dealer, you must redeem shares held in your Program Account by contacting your broker or dealer. You may also arrange for "Expedited
Redemptions" as described below through your broker or dealer.  If you have questions about any of these procedures, and especially if you are redeeming shares in a special situation, such as due to the death of the owner or from a retirement plan account, please call the Transfer Agent for assistance first, at 1.800.525.9310.

Certain Requests Require a Signature Guarantee.  To protect you and the Trust from fraud, the following redemption requests must be in writing and must include a signature guarantee (although there may be other situations that also require a signature guarantee):
o     You wish to redeem $100,000 or more and receive a check
o     The redemption check is not payable to all shareholders listed on the account statement
o     The redemption check is not sent to the address of record on your account statement
o     Shares are being transferred to an account with a different owner or name
o     Shares are being redeemed by someone (such as an Executor) other than the owners listed in the account registration.

Where Can I Have My Signature Guaranteed? The Transfer Agent will accept a guarantee of your signature by a number of financial institutions, including:
o     a U.S. bank, trust company, credit union or savings association,
o     a foreign bank that has a U.S. correspondent bank,
o     a U.S. registered dealer or broker in securities, municipal securities or government securities, or
o     a U.S. national securities exchange, a registered securities association or a clearing agency.

      If you are signing on behalf of a corporation, partnership or other business or as a fiduciary, you must also include your title in the signature

Sending Redemption Proceeds by Wire.  While the Trust normally sends your money by check, you can arrange to have the proceeds of the shares you sell sent by Federal Funds wire to a bank account you designate.  It must be a commercial bank that is a member of the Federal Reserve wire system.  The minimum redemption you can have sent by wire is $2,500.
      There is a $10 fee for each wire.  To find out how to set up this feature on your account or to arrange a wire, call the Transfer Agent at 1.800.525.9310.

HOW DO I SELL SHARES BY MAIL?  Write a "letter of instructions" that includes:
o     Your name
o     The Trust's name
o     Your Trust account number (from your account statement)
o     The dollar amount or number of shares to be redeemed
o     Any special payment instructions
o     Any share certificates for the shares you are selling
o     The signatures of all registered owners exactly as the account is registered, and
o     Any special documents requested by the Transfer Agent to assure proper authorization of the person asking to sell the shares (such as Letters
      Testamentary of an Executor).

---------------------------------------------------------------------------------
---------------------------------------- ---------------------------------------
Use the following address for            Send courier or express mail
---------------------------------------- requests to:
requests by mail:                        Shareholder Services, Inc.
Shareholder Services, Inc.               10200 E. Girard Avenue, Building D
P.O. Box 5143                            Denver, Colorado 80231
Denver, Colorado 80217-5143
                                         ----------------------------------------

HOW DO I SELL SHARES BY TELEPHONE?  To receive the redemption price calculated on a particular regular business day, the Transfer Agent or its designated agent must receive the request by 4:00 P.M. on that day.  You may not redeem shares held under a share certificate or in a retirement account by telephone. To redeem shares through a service representative, call
1.800.852.8457.  Proceeds of telephone redemptions will be paid by check payable to the shareholder(s) of record and will be sent to the address of record for the account. Up to $100,000 may be redeemed by telephone in any seven day period. Telephone redemptions are not available within 30 days of changing the address on an account.

CAN I SELL SHARES THROUGH MY DEALER?  The Distributor has made arrangements to repurchase Trust shares from dealers and brokers on behalf of their customers.  Brokers or dealers may charge for that service.  If your shares are held in the name of your dealer, you must redeem them through your dealer.

WILL I PAY A SALES CHARGE WHEN I SELL MY SHARES?  The Trust does not charge a fee to redeem Class Y shares of this Trust that were bought directly or by reinvesting dividends or distributions from the Trust.

Shareholder Account Rules and Policies

More information about the Trust's policies and procedures for buying, selling and exchanging shares is contained in the Statement of Additional
Information.

The offering of shares may be suspended during any period in which the determination of net asset value is suspended, and the offering may be suspended by the Board of Trustees at any time they believe it is in the Trust's best interest to do so.

Telephone transaction privileges for purchases and redemptions or exchanges may be modified, suspended or terminated by the Trust at any time.  If an account has more than one owner, the Trust and the Transfer Agent may rely on the instructions of any one owner.  Telephone privileges apply to each owner of the account and the broker-dealer representative of record for the account unless the Transfer Agent receives cancellation instructions from an owner of the account.

The Transfer Agent will record any telephone calls to verify data concerning transactions.  It has adopted other procedures to confirm that telephone instructions are genuine, by requiring callers to provide tax identification numbers and other account data and by confirming such transactions in writing.  The Transfer Agent and the Trusts will not be liable for losses or expenses arising out of telephone instructions reasonably believed to be genuine.

Redemption or transfer requests will not be honored until the Transfer Agent receives all required documents in proper form.  From time to time, the
      Transfer Agent in its discretion may waive certain of the requirements for redemptions stated in this Prospectus.

Dealers that can perform account transactions for their clients by participating in NETWORKING through the National Securities Clearing
      Corporation are responsible for obtaining their clients' permission to perform those transactions, and are responsible to their clients who are shareholders of the Trust if the dealer performs any transaction erroneously or improperly.

Payment for redeemed shares ordinarily is made in cash.  It is forwarded by check or by Federal Funds wire (as elected by the shareholder) within seven days after the Transfer Agent receives redemption instructions in proper form.  However, under unusual circumstances determined by the
      Securities and Exchange Commission, payment may be delayed or suspended.  For accounts registered in the name of a broker-dealer, payment will normally be forwarded within three business days after redemption.

The Transfer Agent may delay processing any type of redemption payment as described under "How to Sell Shares" for recently purchased shares, but only until the purchase payment has cleared. That delay may be as much as 10 days from the date the shares were purchased.  That delay may be avoided if you purchase shares by Federal Funds wire or certified check, or arrange with your bank to provide telephone or written assurance to the Transfer Agent that your purchase payment has cleared.

Customer Identification Program.  Federal regulations may require the Trusts to obtain your name, your date of birth (for a natural person), your residential street address or principal place of business and your
      Social Security number, Employer Identification Number or other government issued identification when you open an account. Additional information may be required in certain circumstances or to open corporate accounts.  The Trusts or the Transfer Agent may use this information to attempt to verify your identity.  The Trusts may not be able to establish an account if the necessary information is not received.  The Trusts may also place limits on account transactions while it is in the process of attempting to verify your identity.
      Additionally, if the Trusts are unable to verify your identity after your account is established, the Trusts may be required to redeem your shares and close your account.

To avoid sending  duplicate copies of materials to households,  the Trust will mail only one copy of each  prospectus,  annual and semi-annual  reports and annual notice of the Trust's privacy policy to  shareholders  having
      the  same  last  name  and   address  on  the   Trust's   records.   The
      consolidation  of these  mailings,  called  householding,  benefits  the
      Trust through reduced mailing  expense.  If you want to receive multiple
      copies  of  these  materials,   you  may  call  the  Transfer  Agent  at
      1.800.525.9310.  You may also  notify  the  Transfer  Agent in  writing.
      Individual  copies of prospectuses,  reports and privacy notices will be sent to you  commencing 30 days after the Transfer  Agent  receives your request to stop householding.

Dividends, Capital Gains and Taxes

DIVIDENDS.  The Trust intends to declare dividends from net investment income each regular business day and to pay those dividends to shareholders monthly on a date selected by the Board of Trustees.  To maintain a net asset value of $1.00 per share, the Trust might withhold dividends or make distributions from capital or capital gains.  Daily dividends will not be declared or paid on newly purchased shares until Federal Funds are available to the Trust from the purchase payment for such shares.

CAPITAL GAINS.  The Trust normally holds its securities to maturity and therefore will not usually pay capital gains. Although the Trust does not seek capital gains, the Trust could realize capital gains on the sale of its portfolio securities.  If it does, it may make distributions out of any net short-term or long-term capital gains in December of each year.  The Trust may make supplemental distributions of dividends and capital gains following the end of its fiscal year.

What Choices Do I Have for Receiving Distributions?  For Automatic Purchase
      and Redemption Programs, dividends and distributions are automatically reinvested in additional shares of the Trust.  For direct shareholders, when you open your account, specify on your application how you want to receive your dividends and distributions.  You have four options:

o     Reinvest All Distributions in the Trust.  You can elect to reinvest all dividends and capital gains distributions in the Trust.
o     Reinvest Dividends or Capital Gains.  You can elect to reinvest some distributions (dividends, short-term capital gains or long-term capital gains distributions) in the Trust while receiving other types of distributions by check or having them sent to your bank account.
o     Receive All Distributions in Cash.  You can elect to receive a check for all dividends and capital gains distributions or have them sent to your bank.
o     Reinvest Your Distributions in Another Account.  You can reinvest all distributions in the same class of shares of another eligible fund account you have established.

Under the terms of Automatic Purchase and Redemption Programs, your broker/dealer can redeem shares to satisfy debit balances arising in your
Program Account. If that occurs, you will be entitled to dividends on those shares as described in your Program Agreements.

TAXES.

If your shares are not held in a tax-deferred retirement account, you should be aware of the following tax implications of investing in the Trust.
      Dividends paid from net investment income and short-term capital gains are taxable as ordinary income.  Long-term capital gains are taxable as long-term capital gains when distributed to shareholders.  It does not matter how long you have held your shares. Whether you reinvest your distributions in additional shares or take them in cash, the tax treatment is the same.

      Every year the Trust will send you and the IRS a statement showing the amount of each taxable distribution you received in the previous year.  Any long-term capital gains distributions will be separately identified in the tax information the Trust sends you after the end of the calendar year.

      Dividends and capital gains distributions may be subject to state or local taxes. Long-term capital gains are taxable as long-term capital gains when distributed to shareholders.  It does not matter how long you have held your shares.  Dividends paid from short-term capital gains and non-tax-exempt net investment income are taxable as ordinary income. Whether you reinvest your distributions in additional shares or take them in cash, the tax treatment is the same.  Every year the Trust will send you and the IRS a statement showing the amount of any taxable distribution you received in the previous year as well as the amount of your tax-exempt income.

Remember, There May be Taxes on Transactions.  Because the Trust seeks to maintain a stable $1.00 per share net asset value, it is unlikely that you will have a capital gain or loss when you sell or exchange your shares.  A capital gain or loss is the difference between the price you paid for the shares and the price you received when you sold them. Any capital gain is subject to capital gains tax.

Returns of Capital Can Occur.  In certain cases, distributions made by the
      Trust may be considered a non-taxable return of capital to shareholders.  If that occurs, it will be identified in notices to shareholders.

      This information is only a summary of certain federal income tax information about your investment. You should consult with your tax advisor about the effect of an investment in the Trust on your particular tax situation.

Financial Highlights

The Financial Highlights Table is presented to help you understand the
Trust's financial performance for the past five fiscal years ended June 30,
2003.  Class Y shares have not been offered during the past five fiscal years.  Accordingly, the information shown is for the Trust's retail class of shares and not for Class Y shares.  Certain information reflects financial results for a single Trust share.  The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the
Trust (assuming reinvestment of all dividends and distributions).  This information for the past five fiscal years ended June 30, 2003 has been audited by Deloitte & Touche LLP, the Trust's independent auditors, whose report, along with the Trust's financial statements, is included in the
Statement of Additional Information, which is available on request.

INFORMATION AND SERVICES

For More Information on Centennial Money Market Trust

The following additional information about the Trust is available without charge upon request:

STATEMENT OF ADDITIONAL INFORMATION.  This document includes additional information about the Trust's investment policies, risks, and operations.  It is incorporated by reference into this Prospectus (which means it is legally part of this Prospectus).

ANNUAL AND SEMI-ANNUAL REPORTS.  Additional information about the Trust's investments and performance is available in the Trust's Annual and
Semi-Annual Reports to shareholders.  The Annual Report includes a discussion of market conditions and investment strategies that significantly affected the Trust's performance during its last fiscal year.

How to Get More Information

You can request the Statement of Additional Information, the Annual and
Semi-Annual Reports, the notice explaining the Trust's privacy policy and other information about the Trust or your account:

---------------------------------------------------------------------------------
By Telephone:                            Call Shareholder Services, Inc.
                                         toll-free:
                                         1.800.525.9310
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

By Mail:                                 Write to:
                                         Shareholder Services, Inc.
                                         P.O. Box 5143
                                         Denver, Colorado 80217-5143

---------------------------------------------------------------------------------

Information about the Trust including the Statement of Additional Information can be reviewed and copied at the SEC's Public Reference Room in Washington,
D.C. Information on the operation of the Public Reference Room may be obtained by calling the SEC at 1.202.942.8090.  Reports and other information about the Trust are available on the EDGAR database on the SEC's Internet website at www.sec.gov. Copies may be obtained after payment of a duplicating
           -----------
fee by electronic request at the SEC's e-mail address: publicinfo@sec.gov or by writing to the SEC's Public Reference Section, Washington, D.C. 20549-0102.

No one has been authorized to provide any information about the Trust or to make any representations about the Trust other than what is contained in this
Prospectus. This Prospectus is not an offer to sell shares of the Trust, nor a solicitation of an offer to buy shares of the Trust, to any person in any state or other jurisdiction where it is unlawful to make such an offer.

                                             The Trust's shares are
distributed by:
The Trust's SEC File No.: 811-02945          Centennial Asset Management
Corporation

APPENDIX TO THE PROSPECTUS OF
CENTENNIAL MONEY MARKET TRUST

      Graphic material included in Prospectus of Centennial Money Market
Trust (the "Trust") under the heading:  "Annual Total Returns (as of 12/31 each year)."

      Bar chart will be included in the Prospectus of the Trust depicting the annual total returns of a hypothetical investment in shares of the Trust for the past 10 full calendar years.  Set forth below are the relevant data points that will appear on the bar chart.

--------------------------------------------------------------------
Calendar Year Ended:             Annual Total Returns
--------------------------------------------------------------------
--------------------------------------------------------------------

--------------------------------------------------------------------
--------------------------------------------------------------------
12/31/93                         2.69%
--------------------------------------------------------------------
--------------------------------------------------------------------
12/31/94                         3.77%
--------------------------------------------------------------------
--------------------------------------------------------------------
12/31/95                         5.46%
--------------------------------------------------------------------
--------------------------------------------------------------------
12/31/96                         4.94%
--------------------------------------------------------------------
--------------------------------------------------------------------
12/31/97                         5.10%
--------------------------------------------------------------------
--------------------------------------------------------------------
12/31/98                         5.09%
--------------------------------------------------------------------
--------------------------------------------------------------------
12/31/99                         4.72%
--------------------------------------------------------------------
--------------------------------------------------------------------
12/31/00                         5.95%
--------------------------------------------------------------------
--------------------------------------------------------------------
12/31/01                         3.70%
--------------------------------------------------------------------
--------------------------------------------------------------------

12/31/02                         1.37%

--------------------------------------------------------------------

                         CENTENNIAL MONEY MARKET TRUST
                   Supplement dated August 22, 2003 to the
                       Prospectus dated August 22, 2003

      Class Y shares of Centennial  Money Market Trust are not currently being offered for sale.

August 22, 2003                                             PS0150.017

------------------------------------------------------------------------------
Centennial Money Market Trust
------------------------------------------------------------------------------

6803 South Tucson Way, Centennial, Colorado 80112
1.800.525.9310

Statement of Additional Information dated August 22, 2003

      This Statement of Additional Information is not a prospectus.  This document contains additional information about the Trust and supplements information in the Prospectus dated August 22, 2003.  It should be read together with the Prospectus, which may be obtained by writing to the Trust's
Transfer Agent, Shareholder Services, Inc., at P.O. Box 5143, Denver,
Colorado 80217, or by calling the Transfer Agent at the toll-free number shown above.

Contents

Page
About the Trust

About Your Account

Financial Information About the Trust

  ------------------------------------------------------------------------------
  ABOUT THE TRUST
  ------------------------------------------------------------------------------

Additional Information About the Trust's Investment Policies and Risks

The investment objective and the principal investment policies of the Trust are described in the Prospectus.  This Statement of Additional Information
contains supplemental information about those policies and the types of securities that the Trust's investment manager, Centennial Asset Management
Corporation, (referred to as, the "Manager") will select for the Trust.
Additional explanations are also provided about the strategies the Trust may use to try to achieve its objective.

The Trust's Investment Policies. The composition of the Trust's portfolio and the techniques and strategies that the Trust's Manager uses in selecting portfolio securities will vary over time.  The Trust is not required to use all of the investment techniques and strategies described below at all times in seeking its goal.  It may use some of the special investment techniques and strategies at some times or not at all.

      The Trust's objective is to seek the maximum current income that is consistent with low capital risk and the maintenance of liquidity.  The Trust will not make investments with the objective of seeking capital growth.
However, the value of the securities held by the Trust may be affected by changes in general interest rates.  Because the current value of debt securities varies inversely with changes in prevailing interest rates, if interest rates increase after a security is purchased, that security would normally decline in value.  Conversely, if interest rates decrease after a security is purchased, its value would rise.  However, those fluctuations in value will not generally result in realized gains or losses to the Trust since the Trust does not usually intend to dispose of securities prior to their maturity.  A debt security held to maturity is redeemable by its issuer at full principal value plus accrued interest.

      The Trust may sell securities prior to their maturity, to attempt to take advantage of short-term market variations, or because of a revised credit evaluation of the issuer or other considerations. The Trust may also do so to generate cash to satisfy redemptions of Trust shares.  In such cases, the Trust may realize a capital gain or loss on the security.

Ratings of Securities - Portfolio Quality, Maturity and Diversification.
Under Rule 2a-7 of the Investment Company Act of 1940 ("Investment Company
Act"), the Trust uses the amortized cost method to value its portfolio securities to determine the Trust's net asset value per share.  Rule 2a-7 imposes requirements for the maturity, quality and diversification of the securities which the Trust buys.  The Trust may purchase only those securities that the Manager, under procedures approved by the Board of
Trustees, has determined have minimal credit risk and, as such, are "eligible securities."

      Quality.  Eligible securities are securities that have received a rating in one of the two highest short-term rating categories by a rating organization.  Rating organizations are designated by the SEC.  Eligible securities may be "first tier" or "second tier" securities.  First tier securities are those that have received a rating in the highest category for short term debt obligations by at
least two rating organizations.  If only one rating organization has rated the security, it must be rated in the highest category for that rating organization.  U.S. government securities and securities issued by a registered money market mutual fund are also first tier securities.

         The Trust may also buy unrated securities that the Manager determines are comparable in quality to a first or second tier security by applying certain criteria established by the Board to determine its creditworthiness.  These criteria require a high quality short term or long-term rating (depending on the security) from a rating organization.
Unrated securities the Trust may buy include asset backed securities and securities subject to "demand features" or "guarantees."

         The Trust may purchase a security subject to a guarantee if the guarantee is an eligible security or a first tier security. The trust may also purchase a security subject to a "conditional" demand feature if the demand feature is an eligible security and the Manager has decided that the conditional demand feature meets the requirements imposed by Rule 2a-7.

      If a security's rating is downgraded, the Manager or the Board of
Trustees may have to reassess the security's credit risk.  If a security is downgraded, the Manager or the Board of Trustees will promptly reassess whether the security continues to present minimal credit risk, reassess the status of the security as an "eligible security," and take such actions as is appropriate. If the Trust disposes of the security within five days of the
Manager learning of the downgrade, the Manager will provide the Board of
Trustees with subsequent notice of such downgrade.  If a security is in default, or ceases to be an eligible security, or is determined no longer to present minimal credit risks, the Board of Trustees must determine whether it would be in the best interests of the Trust to dispose of the security.

      Diversification.  The Trust cannot invest more than 5% of its total assets in securities issued by one issuer.  The Trust also cannot invest more than 1% of its total assets or $1 million, whichever is greater, in second tier securities of one issuer.  For diversification purposes, the Trust is considered to have purchased the security underlying a repurchase agreement if the repurchase agreement is fully collateralized.  If the Trust buys an asset backed security, the issuer of the security is deemed to be the
"special purpose" entity which issued the security.  A special purpose entity is an entity which is organized solely for the purpose of issuing asset backed securities.  If the asset backed securities issued by the special purpose entity include the obligations of another person or another special purpose entity and those obligations amount to 10% or more of the asset backed securities the Trust buys, that other person or entity is considered to be the issuer of a pro rata percentage of the asset backed security.

         The Trust may buy a security subject to a demand feature or guarantee.  In this case, with respect to 75% of its total assets, the Trust may not invest more than 10% of its total assets in securities issued by or subject to demand features or guarantees issued by the same issuer.  If the demand feature or guarantee is a second tier security, the Trust may not invest more than 5% of its total assets in securities subject to demand features or guarantees from the same issuer.  And, the Trust may not invest more than 10% of its total assets in securities issued by or subject to demand features or guarantees from the same issuer.  However, if the demand feature or guarantee is issued by a person who is a non-controlled person, the Trust does not have to limit
its investments to no more than 10% of its total assets in securities issued by or subject to demand features or guarantees from the same issuer.

      Maturity.  The Trust must maintain a dollar-weighted average portfolio maturity of not more than 90 days, and the maturity of any single security must not be in excess the maximum permitted maturity under Rule 2a-7 (or any other applicable rule) which is currently 397 days from the date of purchase.  The Trust also may buy adjustable and floating rate securities, enter into repurchase agreements and lend portfolio securities.  Rule 2a-7 defines how the maturities of these securities are determined.

      Demand Features and Guarantees.  Demand features and guarantees and some of their uses are described in the Prospectus.  The Trust also uses demand features and guarantees to satisfy the maturity, quality and diversification requirements described above.  The Trust considers the person which issues the demand feature as the person to whom the Trust will look for payment.  An unconditional demand feature is considered a guarantee and the
Trust looks to the person making the guarantee for payment of the obligation of the underlying security.

         The Trust may obtain a demand feature from the seller to repurchase the securities that entitles the Trust to achieve same day settlement from the repurchaser and to receive an exercise price equal to the amortized cost of the underlying security plus accrued interest, if any, at the time of exercise.  Another type of demand feature enables the Trust to sell the underlying security within a specified period of time at a fixed exercise price.  The Trust may pay for demand features either separately in cash or by paying a higher price for the securities acquired subject to the demand features.  The Trust will enter into these transactions only with banks and dealers which, in the Manager's opinion, present minimal credit risks.  The
Trust's purchases of demand features are subject to the provisions of Rule
2a-7 under the Investment Company Act because the Trust uses the amortized cost method to value its portfolio securities.

      The Trust's ability to exercise a demand feature or guarantee will depend on the ability of the bank or dealer to pay for the securities if the demand feature or guarantee is exercised.  If the bank or dealer should default on its obligation, the Trust might not be able to recover all or a portion of any loss sustained from having to sell the security elsewhere.
Demand features and guarantees are not transferable by the Trust, and therefore terminate if the Trust sells the underlying security to a third party.  The Trust intends to enter into these arrangements to facilitate portfolio liquidity, although such arrangements may enable the Trust to sell a security at a pre-arranged price which may be higher than the prevailing market price at the time the demand feature or guarantee is exercised. Any considerations paid by the Trust for the demand feature (which increases the cost of the security and reduces the yield otherwise available for the security) will be reflected on the Trust's books as unrealized depreciation while the demand feature or guarantee is held, and a realized gain or loss when demand feature is exercised or expires.
Bank Obligations. The Trust can invest in the bank obligations described in the Prospectus.  The Trust will buy bank obligations only from a domestic bank with total assets of at least $2 billion or from a foreign bank with total assets of at least $30 billion.  These asset requirements apply only at the time the obligations are acquired.

      In addition, the Trust may invest in certificates of deposit of
$100,000 or less of a domestic bank, regardless of asset size, if such certificate of deposit is fully insured as to principal by the Federal
Deposit Insurance Corporation.  At no time will the Trust hold more than one certificate of deposit from any such bank.

      Investments in securities issued by foreign banks or foreign branches of U.S. banks subject the Trust to certain additional investment risks, including future political and economic developments of the country in which the branch is located, possible imposition of withholding taxes on income payable on the securities, possible seizure of foreign deposits, establishment of exchange control restrictions, or other government regulation.  While domestic banks are subject to federal and/or state laws and regulations which, among other things, require specific levels of reserves to be maintained, not all of those laws apply to foreign branches of domestic banks or domestic branches or subsidiaries of foreign banks.  For purposes of this section, the term "bank" includes commercial banks, savings banks and savings and loan associations.

U.S. Government Securities.  U.S. government securities are obligations issued or guaranteed by the U.S. government or its agencies or instrumentalities.  They include Treasury Bills (which mature within one year of the date they are issued) and Treasury Notes and Bonds (which are issued with longer maturities).  All Treasury securities are backed by the full faith and credit of the United States.

      U.S. government agencies and instrumentalities that issue or guarantee securities include, but are not limited to, the Federal Housing
Administration, Farmers Home Administration, Export-Import Bank of the United
States, Small Business Administration, Government National Mortgage
Association, General Services Administration, Bank for Cooperatives, Federal
Home Loan Banks, Federal Home Loan Mortgage Corporation, Federal Intermediate
Credit Banks, Federal Land Banks, Maritime Administration, the Tennessee
Valley Authority and the District of Columbia Armory Board.

      Securities issued or guaranteed by U.S. government agencies and instrumentalities are not always backed by the full faith and credit of the
United States.  Some, such as securities issued by the Federal National
Mortgage Association ("Fannie Mae"), are backed by the right of the agency or instrumentality to borrow from the Treasury.  Others, such as securities issued by the Federal Home Loan Mortgage Corporation ("Freddie Mac"), are
supported only by the credit of the instrumentality and not by the Treasury.
If the securities are not backed by the full faith and credit of the United
States, the purchaser must look principally to the agency issuing the obligation for repayment and may not be able to assert a claim against the
United States if the issuing agency or instrumentality does not meet its commitment.  The Trust will invest in U.S. government securities of such agencies and instrumentalities only when the Manager is satisfied that the credit risk with respect to such instrumentality is minimal and that the security is an Eligible Security.

Other Investment Strategies

|X|   Floating Rate/Variable Rate Obligations.  The Trust may invest in instruments with floating or variable interest rates.  The interest rate on a floating rate obligation is based on a stated prevailing market rate, such as a bank's prime rate, the 90-day U.S. Treasury Bill rate, the rate of return on commercial paper or bank certificates of deposit, or some other standard.
The rate on the investment is adjusted automatically each time the market rate is adjusted.  The interest rate on a variable rate obligation is also based on a stated prevailing market rate but is adjusted automatically at a specified interval.  Some variable rate or floating rate obligations in which the Trust may invest have a demand feature entitling the holder to demand payment of an amount approximately equal to the amortized cost of the instrument or the principal amount of the instrument plus accrued interest at any time, or at specified intervals not exceeding the maximum time permitted under Rule 2a-7 (which is currently 397 days).  These notes may or may not be backed by bank letters of credit.

      Variable rate demand notes may include master demand notes, which are obligations that permit the Trust to invest fluctuating amounts in a note.
The amount may change daily without penalty, pursuant to direct arrangements between the Trust, as the note purchaser, and the issuer of the note.  The interest rates on these notes fluctuate from time to time.  The issuer of this type of obligation normally has a corresponding right in its discretion, after a given period, to prepay the outstanding principal amount of the obligation plus accrued interest.  The issuer must give a specified number of days' notice to the holders of those obligations.  Generally, the changes in the interest rate on those securities reduce the fluctuation in their market value.  As interest rates decrease or increase, the potential for capital appreciation or depreciation is less than that for fixed-rate obligations having the same maturity.

      Because these types of obligations are direct lending arrangements between the note purchaser and issuer of the note, these instruments generally will not be traded.  Generally, there is no established secondary market for these types of obligations, although they are redeemable from the issuer at face value.  Accordingly, where these obligations are not secured by letters of credit or other credit support arrangements, the Trust's right to redeem them is dependent on the ability of the note issuer to pay principal and interest on demand.  These types of obligations usually are not rated by credit rating agencies.  The Trust may invest in obligations that are not rated only if the Manager determines at the time of investment that they are Eligible Securities.  The Manager, on behalf of the Trust, will monitor the creditworthiness of the issuers of the floating and variable rate obligations in the Trust's portfolio on an ongoing basis.  There is no limit on the amount of the Trust's assets that may be invested in floating rate and variable rate obligations that meet the requirements of Rule 2a-7.

      |X|   Asset-Backed Securities.  These securities, issued by trusts and special purpose corporations, are backed by pools of assets.  They pass through the payments on the underlying obligations to the security holders
(less servicing fees paid to the originator or fees for any credit enhancement).  The value of an asset-backed security is affected by changes in the market's perception of the asset backing the security, the creditworthiness of the servicing agent for the loan pool, the originator of the loans, or the financial institution providing any credit enhancement.

      Payments of principal and interest passed through to holders of asset-backed securities are typically supported by some form of credit enhancement, such as a letter of credit, surety bond, limited guarantee by another entity or having a priority to certain of the borrower's other securities. The degree of credit enhancement varies, and generally applies to only a fraction of the asset-backed security's par value until exhausted.  If the credit enhancement of an asset-backed security held by the Trust has been exhausted, and if any required payments of principal and interest are not made with respect to the underlying loans, the Trust may experience losses or delays in receiving payment.

      The risks of investing in asset-backed securities are ultimately dependent upon payment of underlying assets.  As a purchaser of an asset-backed security, the Trust would generally have no recourse to the entity that originated the loans in the event of default by a borrower.  The underlying loans are subject to prepayments, which shorten the weighted average life of asset-backed securities and may lower their return, in the same manner as for prepayments of a pool of mortgage loans underlying mortgage-backed securities.  However, asset-backed securities do not have the benefit of the same security interest in the underlying collateral as do mortgage-backed securities.

      |X|   Repurchase Agreements.  In a repurchase transaction, the Trust acquires a security from, and simultaneously resells it to, an approved vendor for delivery on an agreed-upon future date.  The resale price exceeds the purchase price by an amount that reflects an agreed-upon interest rate effective for the period during which the repurchase agreement is in effect.
An "approved vendor" may be a U.S. commercial bank or the U.S. branch of a foreign bank having total domestic assets of at least $1 billion, or a broker-dealer with a net capital of $50 million which has been designated a primary dealer in government securities. They must meet credit requirements set by the Manager from time to time.

      The majority of these transactions run from day to day, and delivery pursuant to the resale typically will occur within one to five days of the purchase.  The Trust will not enter into a repurchase agreement that will cause more than 10% of its net assets to be subject to repurchase agreements maturing in more than seven days.

      Repurchase agreements are considered "loans" under the Investment
Company Act, collateralized by the underlying security.  The Trust's repurchase agreements require that at all times while the repurchase agreement is in effect, the collateral's value must equal or exceed the repurchase price to fully collateralize the repayment obligation.
Additionally, the Manager will monitor the vendor's creditworthiness to confirm that the vendor is financially sound and will
continuously monitor the collateral's value.  However, if the vendor fails to pay the resale price on the delivery date, the Trust may incur costs in disposing of the collateral and may experience losses if there is any delay in its ability to do so.

      Pursuant to an Exemptive Order issued by the Securities and Exchange
Commission, the Trust, along with other affiliated entities managed by the
Manager, may transfer uninvested cash balances into one or more joint repurchase accounts. These balances are invested in one or more repurchase agreements, secured by U.S. government securities. Securities that are pledged as collateral for repurchase agreements are held by a custodian bank until the agreements mature. Each joint repurchase arrangement requires that the market value of the collateral be sufficient to cover payments of interest and principal; however, in the event of default by the other party to the agreement, retention or sale of the collateral may be subject to legal proceedings.

      |X|   Illiquid and Restricted Securities.  Under the policies and procedures established by the Trust's Board of Trustees, the Manager determines the liquidity of certain of the Trust's investments. Investments may be illiquid because of the absence of an active trading market, making it difficult to value them or dispose of them promptly at an acceptable price.
A restricted security is one that has a contractual restriction on its resale or which cannot be sold publicly until it is registered under the Securities
Act of 1933.

      Illiquid securities the Trust can buy include issues that may be redeemed only by the issuer upon more than seven days notice or at maturity, repurchase agreements maturing in more than seven days, fixed time deposits subject to withdrawal penalties which mature in more than seven days, and other securities that cannot be sold freely due to legal or contractual restrictions on resale. Contractual restrictions on the resale of illiquid securities might prevent or delay their sale by the Trust at a time when such sale would be desirable.

      There are restricted securities that are not illiquid that the Trust can buy.  They include certain master demand notes redeemable on demand, and short-term corporate debt instruments that are related to current transactions of the issuer and therefore are exempt from registration as commercial paper.  Illiquid securities include repurchase agreements maturing in more than seven days, or certain participation interests other than those with puts exercisable within seven days.

|X|   Loans of Portfolio Securities.  To attempt to increase its income, the
Trust may lend its portfolio securities to brokers, dealers and other financial institutions.  These loans are limited to not more than 10% of the value of the Trust's total assets and are subject to other conditions described below.  The Trust will not enter into any securities lending agreements having a maturity of greater than the maximum time permitted under
Rule 2a-7.  The Trust presently does not intend to lend its portfolio securities, but if it does, the value of securities loaned is not expected to exceed 5% of the value of the Trust's total assets. There are some risks in lending securities.  The Trust could experience a delay in receiving additional collateral to secure a loan, or a delay in recovering the loaned securities.

      The Trust may receive collateral for a loan. Any securities received as collateral for a loan must mature in twelve months or less.  Under current applicable regulatory requirements (which
are subject to change), on each business day the loan collateral must be at least equal to the market value of the loaned securities.  The collateral must consist of cash, bank letters of credit, U.S. government securities or other cash equivalents in which the Trust is permitted to invest.  To be acceptable as collateral, letters of credit must obligate a bank to pay amounts demanded by the Trust if the demand meets the terms of the letter.
Such terms and the issuing bank must be satisfactory to the Trust.

      When it lends securities, the Trust receives from the borrower an amount equal to the interest paid or the dividends declared on the loaned securities during the term of the loan.  It may also receive negotiated loan fees and the interest on the collateral securities, less any finders', custodian, administrative or other fees the Trust pays in connection with the loan.  The Trust may share the interest it receives on the collateral securities with the borrower as long as it realizes at least a minimum amount of interest required by the lending guidelines established by its Board of
Trustees.

      The Trust will not lend its portfolio securities to any officer,
Trustee, employee or affiliate of the Trust or its Manager.  The terms of the
Trust's loans must meet certain tests under the Internal Revenue Code and permit the Trust to reacquire loaned securities on five business days notice or in time to vote on any important matter.

|X|   Bank Loan Participation Agreements.  The Trust may invest in bank loan participation agreements, subject to the investment limitation set forth in the Prospectus as to investments in illiquid securities.  Participation agreements provide an undivided interest in a loan made by the bank issuing the participation interest in the proportion that the buyer's investment bears to the total principal amount of the loan.  Under this type of arrangement, the issuing bank may have no obligation to the buyer other than to pay principal and interest on the loan if and when received by the bank.
Thus, the Trust must look to the creditworthiness of the borrower, which is obligated to make payments of principal and interest on the loan.  If the borrower fails to pay scheduled principal or interest payments, the Trust may experience a reduction in income.

Investment Restrictions

      |X|   What Are "Fundamental Policies?" Fundamental policies are those policies that the Trust has adopted to govern its investments that can be changed only by the vote of a "majority" of the Trust's outstanding voting securities.  Under the Investment Company Act, a "majority" vote is defined as the vote of the holders of the lesser of:
o     67% or more of the shares present or represented by proxy at a shareholder meeting, if the holders of more than 50% of the outstanding shares are present or represented by proxy, or
o     more than 50% of the outstanding shares.

      The Trust's investment objective is a fundamental policy. Other policies described in the Prospectus or this Statement of Additional
Information are "fundamental" only if they are identified as such.  The
Trust's Board of Trustees can change non-fundamental policies without shareholder approval.  However, significant changes to investment policies will be described in
supplements or updates to the Prospectus or this Statement of Additional
Information, as appropriate.  The Trust's most significant investment policies are described in the Prospectus.

|X|   Does the Trust Have Additional Fundamental Policies?  The following investment restrictions are fundamental policies of the Trust.

o     The Trust cannot invest more than 5% of the value of its total assets in the securities of any one issuer (other than the U.S. government or its agencies or instrumentalities).

o     The Trust cannot borrow money except as a temporary measure for extraordinary or emergency purposes, and then only up to 10% of the market value of the Trust's assets; the Trust will not make any investment when such borrowing exceeds 5% of the value of its assets; no assets of the Trust may be pledged, mortgaged or assigned to secure a debt.

o     The Trust cannot make loans, except the Trust may: (i) purchase debt securities, (ii) purchase debt securities subject to repurchase agreements, or (iii) lend its securities as described in this
         Statement of Additional Information.

o     The Trust cannot invest in commodities or commodity contracts or invest in interests in oil, gas or other mineral exploration or mineral development programs.

o     The Trust cannot invest in real estate; however the Trust may purchase debt securities issued by companies which invest in real estate or interests therein.

o     The Trust cannot purchase securities on margin or make short sales of securities.

o     The Trust cannot invest in or hold securities of any issuer if those officers and Trustees of the Trust or the Manager who beneficially own individually more than 0.5% of the securities of such issuer together own more than 5% of the securities of such issuer.

o     The Trust cannot underwrite securities of other companies.

o     The Trust cannot invest in securities of other investment companies, except in connection with a consolidation or merger.

o     The Trust cannot issue "senior securities," but this does not prohibit certain investment activities for which assets of the Trust are designated as segregated, or margin, collateral or escrow
         arrangements are established, to cover the related obligations.

o     The Trust cannot invest in any debt instrument having a maturity in excess of the time period provided for in Rule 2a-7 of the
         Investment Company Act, or any other applicable rule, or in the case of a debt instrument subject to a repurchase agreement or called for redemption, unless purchased subject to a demand feature which may not exceed the time period provided for in Rule 2a-7.

         A proxy statement has been sent to Trust shareholders requesting their approval of minor modifications to this fundamental policy.
         The proposed fundamental investment policy is:

            The Trust cannot invest in any debt instrument having a remaining maturity in excess of the maturity limitation in Rule 2a-7 of the
            Investment Company Act, as it may be amended from time to time, or any other applicable rule, unless it is a debt instrument that is (1) subject to a repurchase agreement, (2) called for
            redemption, or (3) purchased subject to a demand feature such that the security is due and payable within the remaining
            maturity limitation in Rule 2a-7.

         If shareholders do not approve the revised investment policy at the shareholder meeting which is currently scheduled for August 28,
         2003, or any adjournments thereto, this Statement of Additional
         Information will be supplemented to reflect that such proposed fundamental investment policy has not been removed and that the current investment policy remains in effect.

o     The Trust cannot invest 25% or more of its total assets in any one industry; however, for the purposes of this restriction, municipal securities and U.S. government obligations are not considered to be part of any single industry.

         A proxy statement has been sent to Trust shareholders requesting their approval of minor modifications to this fundamental policy.
         The proposed fundamental investment policy is:

            The Trust cannot concentrate investments in any particular industry. Therefore the Trust will not purchase the securities of issuers in any one industry if as a result of that purchase 25%
            or more of the value of the Trust's total assets would consist of securities of issuers in that industry. The Trust's investments in U.S. government securities and bank obligations located in the
            United States (other than obligations of foreign branches of domestic banks and obligations issued or guaranteed by foreign banks) are not subject to this limitation.

         If shareholders do not approve the revised investment policy at the shareholder meeting which is currently scheduled for August 28,
         2003, or any adjournments thereto, this Statement of Additional
         Information will be supplemented to reflect that such proposed fundamental investment policy has not been removed and that the current investment policy remains in effect.

      Except for the fundamental investment restriction regarding the Trust's borrowing policy, unless the Prospectus or this Statement of Additional
Information states that a percentage restriction applies on an ongoing basis, it applies only at the time the Trust makes an investment. The Trust need not sell securities to meet the percentage limits if the value of the investment increases in proportion to the size of the Trust.

      For purposes of the Trust's policy not to concentrate its investments in securities of issuers, the Trust has adopted the industry classifications set forth in Appendix B to this Statement of Additional Information.  This is not a fundamental policy.

How the Trust is Managed

Organization and History.  The Trust is an open-end, diversified management investment company organized as a Massachusetts business trust in 1979, with an unlimited number of authorized shares of beneficial interest.

      Classes of Shares.  The Trustees  are  authorized,  without  shareholder approval,  to create new  series and  classes  of  shares.  The  Trustees  may reclassify  unissued shares of the Trust into additional  series or classes of shares.  The Trustees  also may divide or combine the shares of a class into a greater  or  lesser  number  of  shares  without  changing  the  proportionate beneficial  interest  of a  shareholder  in the  Trust.  Shares  do  not  have cumulative voting rights or preemptive or subscription  rights.  Shares may be voted in person or by proxy at shareholder meetings.

      The class of shares currently offered by the Prospectus and this
Statement of Additional Information has no special name designation but is deemed to be the equivalent of Class A shares for purposes of the shareholder account policies that apply to Class A shares of the Oppenheimer funds.  The
Trust's other class of shares, designated as "Class Y" shares, is not currently available.  At such time as Class Y shares are available, both classes of shares will invest in the same investment portfolio. Each class of shares:
o     has its own dividends and distributions,
o     pays certain expenses which may be different for the different classes,
o     may have a different net asset value,
o     may have separate voting rights on matters in which interests of one class are different from interests of another class, and
o     votes as a class on matters that affect that class alone.

      Shares are freely transferable, and each share of each class has one vote at shareholder meetings, with fractional shares voting proportionally on matters submitted to the vote of shareholders.

|X|   Meetings of Shareholders.  As a Massachusetts  business trust, the Trust is not required to hold, and does not plan to hold,  regular  annual  meetings of  shareholders.  The Trust will hold  meetings when required to do so by the
Investment  Company  Act or other  applicable  law.  It will also do so when a shareholder  meeting is called by the  Trustees or upon proper  request of the shareholders.

      Shareholders have the right, upon the declaration in writing or vote of two-thirds of the outstanding shares of the Trust, to remove a Trustee.  The
Trustees will call a meeting of shareholders to vote on the removal of a
Trustee upon the written request of the record holders of 10% of its outstanding shares.  If the Trustees receive a request from at least 10 shareholders stating that they wish to communicate with other shareholders to request a meeting to remove a Trustee, the Trustees will then either make the
Trust's shareholder list available to the applicants or mail their communication to all other shareholders at the applicants' expense. The shareholders making the request must have been shareholders for at least six months and must hold shares of the Trust valued at $25,000 or more or constituting at least 1% of the Trust's outstanding shares, whichever is less. The Trustees may also take other action as permitted by the Investment
Company Act.

|X|   Shareholder  and Trustee  Liability.  The  Declaration of Trust contains an express  disclaimer  of  shareholder  or Trustee  liability for the Trust's obligations.  It  also  provides  for  indemnification  and  reimbursement  of expenses  out of the Trust's  property  for any  shareholder  held  personally liable for its  obligations.  The  Declaration  of Trust also states that upon request,  the Trust  shall  assume the  defense  of any claim  made  against a shareholder  for any act or  obligation  of the Trust and  shall  satisfy  any judgment  on  that  claim.  Massachusetts  law  permits  a  shareholder  of  a business  trust  (such  as  the  Trust)  to be  held  personally  liable  as a
"partner"  under  certain  circumstances.  However,  the  risk  that  a  Trust shareholder  will incur  financial  loss from being held liable as a "partner"
of the Trust is limited to the relatively  remote  circumstances  in which the
Trust would be unable to meet its obligations.

      The Trust's contractual arrangements state that any person doing business with the Trust (and each shareholder of the Trust) agrees under its
Declaration of Trust to look solely to the assets of the Trust for satisfaction of any claim or demand that may arise out of any dealings with the Trust. Additionally, the Trustees shall have no personal liability to any such person, to the extent permitted by law.

Board of Trustees and Oversight Committees. The Trust is governed by a Board of Trustees, which is responsible for protecting the interests of shareholders under Massachusetts law. The Trustees meet periodically throughout the year to oversee the Trust's activities, review its performance, and review the actions of the Manager.  Although the Trust will not normally hold annual meetings of its shareholders, it may hold shareholder meetings from time to time on important matters, and shareholders have the right to call a meeting to remove a Trustee or to take other action described in the Declaration of Trust.

      The Board of Trustees has an Audit Committee and a Review Committee.
The members of the Audit Committee are Edward L. Cameron (Chairman), William
L. Armstrong, George C. Bowen and Robert J. Malone. The Audit Committee held seven meetings during the fiscal year ended June 30, 2003. The Audit
Committee furnishes the Board with recommendations regarding the selection of the Trust's independent auditors. Other main functions of the Audit Committee include, but are not limited to: (i) reviewing the scope and results of financial statement audits and the audit fees charged; (ii) reviewing reports from the Trust's independent auditors regarding the Trust's internal accounting procedures and controls;  (iii) review reports from the Manager's
Internal Audit Department; (iv) maintaining a separate line of communication between the Trust's independent auditors and its Independent Trustees; and
(v) exercise all other functions outlined in the Audit Committee Charter, including but not limited to reviewing the independence of the Trust's independent auditors and the pre-approval of the performance by the Trust's independent auditors of any non-audit service, including tax service, for the
Trust that is not prohibited by the Sarbanes-Oxley Act.

      The Audit Committee's functions include selecting and nominating, to the full Board, nominees for election as Trustees, and selecting and nominating Independent Trustees for election.  The Audit Committee may, but need not, consider the advice and recommendation of the Manager and its affiliates in selecting nominees. The full Board elects new trustees except for those instances when a shareholder vote is required.

      To date, the Committee has been able to identify from its own resources an ample number of qualified candidates.  Nonetheless, shareholders may submit names of individuals, accompanied by complete and properly supported resumes, for the Audit Committee's consideration by mailing such information to the Committee in care of the Trust.  The Committee may consider such persons at such time as it meets to consider possible nominees.  The
Committee, however, reserves sole discretion to determine the candidates to present to the Board and/or shareholders when it meets for the purpose considering potential nominees.

      The members of the Review Committee are Jon S. Fossel (Chairman),
Robert G. Avis, Richard Grabish, Sam Freedman, Beverly Hamilton and F.
William Marshall, Jr.  The Review Committee held six meetings during the fiscal year ended June 30, 2003. Among other functions, the Review Committee reviews reports and makes recommendations to the Board concerning the fees paid to the Trust's transfer agent and the services provided to the Trust by the transfer agent.  The Review Committee also reviews the Trust's investment performance and policies and procedures adopted by the Trust to comply with
Investment Company Act and other applicable law.

Trustees and Officers of the Trust. Except for Mr. Grabish, each of the
Trustees is an "Independent Trustee," as defined in the Investment Company
Act. Mr. Grabish is an "Interested Trustee" because he is affiliated with the
Manager by virtue of his positions with A.G. Edwards & Sons, Inc. and its affiliates (as described in his biography below), which is a partial owner of the Manager's parent company.

      The Trust's Trustees and officers and their positions held with the
Trust and length of service in such position(s) and their principal occupations and business affiliations during the past five years are listed in the chart below. The information for the Trustees also includes the dollar range of shares of the Trust as well as the aggregate dollar range of shares of the Oppenheimer/Centennial funds beneficially owned by the Trustees. All of the Trustees are also trustees or directors of the following
Oppenheimer/Centennial funds1 (referred to as "Board II Funds"):

Oppenheimer Cash Reserves                 Oppenheimer Select Managers
Oppenheimer Champion Income Fund          Oppenheimer Senior Floating Rate Fund
Oppenheimer Capital Income Fund           Oppenheimer Strategic Income Fund
Oppenheimer High Yield Fund               Oppenheimer Total Return Fund, Inc.
Oppenheimer International Bond Fund       Oppenheimer Variable Account Funds
Oppenheimer Integrity Funds               Panorama Series Fund, Inc.
Oppenheimer Limited-Term Government Fund  Centennial America Fund, L. P.
                                          Centennial   California   Tax  Exempt
Oppenheimer Main Street Funds, Inc.       Trust
Oppenheimer Main Street Opportunity Fund  Centennial Government Trust
Oppenheimer Main Street Small Cap Fund    Centennial Money Market Trust
Oppenheimer Municipal Fund                Centennial New York Tax Exempt Trust
Oppenheimer Principal Protected Trust     Centennial Tax Exempt Trust
Oppenheimer Real Asset Fund

      Present or former  officers,  directors,  trustees  and  employees  (and their immediate  family members) of the Trust, the Manager and its affiliates, and retirement plans  established by them for their employees are permitted to purchase  Class A shares of the Trust and the other  Oppenheimer  funds at net asset  value  without  sales  charge.  The sales  charges on Class A shares is waived for that group because of the  economies of sales  efforts  realized by the Distributor.

      Messrs. Murphy, Masterson, Molleur, Vottiero, Weiss, Wixted and Zack,
and Mses. Bechtolt, Feld, Ives and Wolf who are officers of the Trust, respectively hold the same offices with one or more of the other Board II
Funds as with the Trust. As of August 13, 2003, the Trustees and officers of the Trust, as a group, owned of record or beneficially less than 1% of the shares of the Trust.  The foregoing statement does not reflect ownership of shares held of record by an employee benefit plan for employees of the
Manager, other than the shares beneficially owned under that plan by the officers of the Trust listed above. In addition, each Independent Trustee, and his family members, do not own securities of either the Manager,
Distributor or Sub-Distributor of the Board II Funds or any person directly or indirectly controlling, controlled by or under common control with the
Manager, Distributor or Sub-Distributor.

|X|   Affiliated Transactions and Material Business Relationships. In 2001,
Mr. Swain surrendered for cancellation 60,000 options of Oppenheimer
Acquisition Company ("OAC") (OppenheimerFunds, Inc.'s parent holding company), to MassMutual for a cash payment of $2,700,600.

      Mr. Swain has reported that he sold a residential property to Mr.
Freedman on October 23, 2001 for $1.2 million.  An independent appraisal of the property supported the sale price.

      The address of each Trustee in the charts below is 6803 S. Tucson Way,
Centennial, CO 80112-3924. Each Trustee serves for an indefinite term, until his or her resignation, retirement, death or removal.

-------------------------------------------------------------------------------------
                                Independent Trustees
-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------
Name,              Principal  Occupation(s)  During  Past  5   Dollar     Aggregate
                                                                           Dollar
                                                                          Range of
                                                                           Shares
                                                                         Beneficially
                                                                          Owned in
                                                              Range of   any of the

Position(s) Held   Years / Other  Trusteeships/Directorships   Shares    Oppenheimer/Centennial
with the Trust,    Held by  Trustee / Number  of  Portfolios Beneficially   Funds
Length of Service, in Fund  Complex  Currently  Overseen  by  Owned in    Overseen
Age                Trustee                                    the Trust  by Trustee

-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------
                                                             As of December 31, 2002
-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------
James C. Swain,    Formerly, Chief Executive Officer (until      $0         Over
Chairman and       August 27, 2002) of the Board II Funds,
Trustee, since     President and a director (until 1997) of
1981               Centennial Asset Management Corporation
Age: 69            (the "Manager") and Vice Chairman (until
                   January 2, 2002) of OppenheimerFunds,
                   Inc. (of which the Manager is a
                   wholly-owned investment advisory                       $100,000

                   subsidiary). Oversees 43 portfolios in
                   the OppenheimerFunds complex.

-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------
William L.         Chairman of the following private             $0       $50,001-

Armstrong,         mortgage banking companies: Cherry Creek
Vice-Chairman and  Mortgage Company (since 1991),
Trustee since 2001 Centennial State Mortgage Company (since
Age: 66            1994), The El Paso Mortgage Company

                   (since 1993), Transland Financial
                   Services, Inc. (since 1997); Chairman of
                   the following private companies: Great
                   Frontier Insurance (insurance agency)
                   (since 1995), Ambassador Media
                   Corporation and Broadway Ventures (since
                   1984); a director of the following
                   public companies: Helmerich & Payne,
                   Inc. (oil and gas drilling/production
                   company) (since 1992) and UNUMProvident
                   (insurance company) (since 1991). Mr.
                   Armstrong is also a Director/Trustee of
                   Campus Crusade for Christ and the
                   Bradley Foundation. Formerly a director
                   of the following: Storage Technology
                   Corporation (a publicly-held computer
                   equipment company) (1991-February 2003),

                   Frontier Real Estate, Inc. (residential                $100,000
                   real estate brokerage) (1994-1999), and
                   Frontier Title (title insurance agency)
                   (1995-June 1999); a U.S. Senator
                   (January 1979-January 1991). Oversees 43
                   portfolios in the OppenheimerFunds
                   complex.

-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------
Robert G. Avis,    Formerly, Director and President of A.G.
Trustee since 1990 Edwards Capital, Inc. (General Partner
Age: 72            of private equity funds) (until February
                   2001); Chairman, President and Chief
                   Executive Officer of A.G. Edwards
                   Capital, Inc. (until March 2000); Vice
                   Chairman and Director of A.G. Edwards,
                   Inc. and Vice Chairman of A.G. Edwards &
                   Sons, Inc. (its brokerage company            Over        Over
                   subsidiary) (until March 1999); Chairman   $100,000    $100,000
                   of A.G. Edwards Trust Company and A.G.E.
                   Asset Management (investment advisor)
                   (until March 1999); and a Director
                   (until March 2000) of A.G. Edwards &
                   Sons and A.G. Edwards Trust Company.

                   Oversees 43 portfolios in the
                   OppenheimerFunds complex.

-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------
George C. Bowen,   Formerly (until April 1999) Mr. Bowen
Trustee since 1998 held the following positions: Senior
Age: 66            Vice President (since February 1992),
                   Treasurer (since July 1991) Assistant
                   Secretary and a director (since December
                   1991) of the Manager; Senior Vice
                   President (from September 1987) and
                   Treasurer (from March 1985) of
                   OppenheimerFunds, Inc; Vice President
                   (from June 1983) and Treasurer (since
                   March 1985) of OppenheimerFunds
                   Distributor, Inc. (a subsidiary of
                   OppenheimerFunds, Inc., of which the
                   Manager is an investment advisory
                   subsidiary); Vice President (since
                   October 1989) and Treasurer (since April
                   1986) of HarbourView Asset Management
                   Corporation (an investment advisory
                   subsidiary of OppenheimerFunds, Inc.);
                   President, Treasurer and a director
                   (June 1989-January 1990) of Centennial
                   Capital Corporation (a prior investment
                   advisory subsidiary of OppenheimerFunds,
                   Inc.); Vice President and Treasurer
                   (since August 1978) and Secretary (since
                   April 1981) of Shareholder Services,
                   Inc., and Vice President, Treasurer and      Over        Over
                   Secretary (since November 1989) of         $100,000    $100,000
                   Shareholder Financial Services, Inc.
                   (both are transfer agent subsidiaries of
                   OppenheimerFunds, Inc.); Assistant
                   Treasurer (since March 1998) of
                   Oppenheimer Acquisition Corp.

                   (OppenheimerFunds, Inc.'s parent holding
                   company); Treasurer (since November
                   1989) of Oppenheimer Partnership
                   Holdings, Inc. (a holding company
                   subsidiary of OppenheimerFunds, Inc.);
                   Vice President and Treasurer (since July
                   1996) of Oppenheimer Real Asset
                   Management, Inc. (an investment advisory
                   subsidiary of OppenheimerFunds, Inc.);
                   Chief Executive Officer and director
                   (since March 1996) of MultiSource
                   Services, Inc. (a broker-dealer
                   subsidiary of OppenheimerFunds, Inc.);
                   Treasurer (since October 1997) of
                   OppenheimerFunds International Ltd. and
                   Oppenheimer Millennium Funds plc
                   (offshore fund management subsidiaries
                   of OppenheimerFunds, Inc.). Oversees 43
                   portfolios in the OppenheimerFunds
                   complex.

-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------
Edward L.          A member of The Life Guard of Mount           $0       $50,001-
Cameron, Trustee   Vernon, George Washington's home (since
since 2001         June 2000). Formerly (March 2001 - May
Age: 64            2002) Director of Genetic ID, Inc. and
                   its subsidiaries (a privately held
                   biotech company); a partner with
                   PricewaterhouseCoopers LLP (from
                   1974-1999) (an accounting firm) and
                   Chairman (from 1994-1998), Price
                   Waterhouse LLP Global Investment
                   Management Industry Services Group.                    $100,000

                   Oversees 43 portfolios in the
                   OppenheimerFunds complex.

-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------
Jon S. Fossel,     Chairman and Director (since 1998) of         $0         Over
Trustee since 1990 Rocky Mountain Elk Foundation (a
Age: 61            not-for-profit foundation); and a
                   director (since October 1999) of P.R.
                   Pharmaceuticals (a privately held
                   company) and UNUMProvident (an insurance
                   company) (since June 1, 2002). Formerly
                   Chairman and a director (until October
                   1996) and President and Chief Executive
                   Officer (until October 1995) of
                   OppenheimerFunds, Inc.; President, Chief
                   Executive Officer and a director of
                   Oppenheimer Acquisition Corp.,

                   Shareholder Services Inc. and                          $100,000

                   Shareholder Financial Services, Inc.

                   (until October 1995). Oversees 43

                   portfolios in the OppenheimerFunds
                   complex.
-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------
Sam Freedman,      Director of Colorado Uplift (a                $0         Over
Trustee since 1996 non-profit charity) (since September
Age: 62            1984). A trustee or director of other
                   Oppenheimer funds. Formerly (until
                   October 1994) Mr. Freedman held several
                   positions in subsidiary or affiliated
                   companies of OppenheimerFunds, Inc.

                   Oversees 43 portfolios in the                          $100,000
                   OppenheimerFunds complex.

-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------
Beverly L.         Trustee (since 1996) of MassMutual            $0      $10,001-$50,000
Hamilton, Trustee  Institutional Funds and of MML Series
since 2002         Investment Fund (open-end investment
Age: 56            companies); Director of MML Services
                   (since April 1987) and America Funds
                   Emerging Markets Growth Fund (since

                   October 1991) (both are investment
                   companies), The California Endowment (a
                   philanthropy organization) (since April
                   2002), and Community Hospital of
                   Monterey Peninsula, (since February
                   2002); a trustee (since February 2000)
                   of Monterey International Studies (an
                   educational organization), and an
                   advisor to Unilever (Holland)'s pension
                   fund and to Credit Suisse First Boston's
                   Sprout venture capital unit. Mrs.
                   Hamilton also is a member of the
                   investment committees of the Rockefeller
                   Foundation, the University of Michigan
                   and Hartford Hospital. Formerly,
                   President (February 1991-April 2000)
                   ARCO Investment Management Company.
                   Oversees 44 portfolios in the
                   OppenheimerFunds complex.

-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------
Robert J. Malone,  Director (since 2001) of Jones            $50,001-$100,00Over
Trustee since 2002 Knowledge, Inc. (a privately held
Age: 58            company), U.S. Exploration, Inc., (since
                   1997), Colorado UpLIFT (a non-profit
                   organization) (since 1986) and a trustee
                   of the Gallagher Family Foundation
                   (non-profit organization) (since 2000).
                   Formerly, Chairman of U.S. Bank (a
                   subsidiary of U.S. Bancorp and formerly
                   Colorado National Bank,) (July
                   1996-April 1, 1999) and a director of                  $100,000

                   Commercial Assets, Inc. (a REIT)
                   (1993-2000). Oversees 44 portfolios in
                   the OppenheimerFunds complex.

-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------
F. William         Trustee (since 1996) of MassMutual
Marshall, Jr.,     Institutional Funds and of MML Series
Trustee since 2001 Investment Fund (open-end investment
Age: 61            companies); Chairman of the Board (since
                   2003), Trustee and Chairman of the
                   investment committee (since May 1987)
                   for the Worcester Polytech Institute;
                   President and Treasurer (since January
                   1999) of the SIS Fund (a private not for
                   profit charitable fund); Trustee (since
                   1995) of the Springfield Library and
                   Museum Association; Trustee (since 1996)
                   of the Community Music School of
                   Springfield. Formerly, member of the                  000Over
                   investment committee of the Community     $10,001-$50, $100,000
                   Foundation of Western Massachusetts
                   (1998 - 2003); Chairman (January
                   1999-July 1999) of SIS & Family Bank,

                   F.S.B. (formerly SIS Bank); President,
                   Chief Executive Officer and Director
                   (May 1993-December 1998) of SIS
                   Bankcorp, Inc. and SIS Bank (formerly
                   Springfield Institution for Savings) and
                   Executive Vice President (January
                   1999-July 1999) of Peoples Heritage
                   Financial Group, Inc. Oversees 43
                   portfolios in the OppenheimerFunds
                   complex.

-------------------------------------------------------------------------------------

      The address of Mr. Grabish in the chart below is 6803 S. Tucson Way,
Centennial, CO 80112-3924. Mr. Grabish serves for an indefinite term, until his resignation, retirement, death or removal.

                              Interested Trustee

------------------------------------------------------------------------------------
Name,             Principal Occupation(s) During Past 5      Dollar      Aggregate
                                                                          Dollar
                                                                         Range of
                                                                        y Shares
                                                                        Beneficially
                                                                         Owned in

Position(s) Held                                             Range of   any of the
with the Trust,                                              Shares     Oppenheimer/Centennial
Length of         Years / Other Trusteeships/Directorships   Beneficiall   Funds
Service,          Held by Trustee / Number of Portfolios in  Owned in    Overseen
Age               Fund Complex Currently Overseen by Trustee the Trust  by Trustee

------------------------------------------------------------------------------------
------------------------------------------------------------------------------------
                                                               As of December 31,

                                                                      2002

------------------------------------------------------------------------------------
------------------------------------------------------------------------------------
Richard F.        Senior Vice President, Assistant Director  $1-$10,000    Over
Grabish, Trustee  of Sales and Marketing (since March                    $100,000
since 2001        1997), and Manager of Private Client
Age: 54           Services (since June 1985) for A.G.
                  Edwards & Sons, Inc. (broker/dealer and
                  investment firm). Chairman and Chief
                  Executive Officer (since March 2001) of
                  A.G. Edwards Trust Company; Director
                  (since March 1988) of A.G. Edwards &
                  Sons, Inc. Formerly (until March 1987)
                  President and Vice Chairman of A.G.
                  Edwards Trust Company. Oversees 6
                  portfolios in the OppenheimerFunds
                  complex.
------------------------------------------------------------------------------------

     The address of the officers in the chart below is as follows: Messrs.
Molleur, Murphy, and Zack and Ms. Feld, 498 Seventh Avenue, New York, NY
10018, for Messrs. Masterson, Vottiero Weiss and Wixted and Mses. Bechtolt,
Ives and Wolf, 6803 S. Tucson Way, Centennial, CO 80112-3924. Each officer serves for an annual term or until his or her earlier resignation, death or removal.

-------------------------------------------------------------------------------------
                               Officers of the Trust
-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------

Name,                          Principal Occupation(s) During Past 5 Years
Position(s) Held with the
Trust,
Length of Time Served,
Age

-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------

John V. Murphy,                Director (since November 2001) of the Manager;
President since October 2001   Chairman, Chief Executive Officer and director
Age: 54                        (since June 2001) and President (since September
                               2000) of OppenheimerFunds, Inc.; President and a
                               trustee or director of other Oppenheimer funds;
                               President and a director (since July 2001) of
                               Oppenheimer Acquisition Corp. and of Oppenheimer
                               Partnership Holdings, Inc.; a director (since
                               November 2001) of OppenheimerFunds Distributor,
                               Inc.; Chairman and a director (since July 2001) of
                               Shareholder Services, Inc. and of Shareholder
                               Financial Services, Inc.; President and a director
                               (since July 2001) of OppenheimerFunds Legacy Program
                               (a charitable trust program established by
                               OppenheimerFunds, Inc.); a director of the following
                               investment advisory subsidiaries of
                               OppenheimerFunds, Inc.: OFI Institutional Asset
                               Management, Inc. (since November 2001), HarbourView
                               Asset Management Corporation and OFI Private
                               Investments, Inc. (since July 2002); President
                               (since November 1, 2001) and a director (since July
                               2001) of Oppenheimer Real Asset Management, Inc.; a
                               director (since November 2001) of Trinity Investment
                               Management Corp. and Tremont Advisers, Inc.
                               (investment advisory affiliates of OppenheimerFunds,
                               Inc.); Executive Vice President (since February
                               1997) of Massachusetts Mutual Life Insurance Company
                               (OppenheimerFunds, Inc.'s parent company); a
                               director (since June 1995) of DLB Acquisition
                               Corporation (a holding company that owns shares of
                               David L. Babson & Company, Inc.); formerly Chief
                               Operating Officer (September 2000-June 2001) of
                               OppenheimerFunds, Inc.; President and trustee
                               (November 1999-November 2001) of MML Series
                               Investment Fund and MassMutual Institutional Funds
                               (open-end investment companies); a director
                               (September 1999-August 2000) of C.M. Life Insurance
                               Company; President, Chief Executive Officer and
                               director (September 1999-August 2000) of  MML Bay
                               State Life Insurance Company; a director (June
                               1989-June 1998) of Emerald Isle Bancorp and Hibernia
                               Savings Bank (wholly-owned subsidiary of Emerald
                               Isle Bancorp). An officer of 89 portfolios in the
                               OppenheimerFunds complex.

-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------

Carol E. Wolf, Vice President  Senior Vice President (since June 2000) of
and Portfolio Manager since    OppenheimerFunds, Inc.; an officer of 6 portfolios
1990                           in the OppenheimerFunds complex; formerly Vice
Age:  51                       President of OppenheimerFunds, Inc. (June 1990 -

                               June 2000).
-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------
Barry D. Weiss, Vice           Vice President of OppenheimerFunds, Inc. (since July

President and Portfolio        2001); an officer of 6 portfolios in the
Manager since 2001             OppenheimerFunds complex; formerly Assistant Vice
Age:  39                       President and Senior Credit Analyst of

                               OppenheimerFunds, Inc. (February 2000-June 2001).
                               Prior to joining the OppenheimerFunds, Inc. in
                               February 2000, he was Associate Director, Structured
                               Finance, Fitch IBCA Inc. (April 1998 - February
                               2000).
-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------
Brian W. Wixted,               Senior Vice President and Treasurer (since March
Treasurer since April 1999     1999) of OppenheimerFunds, Inc.; Treasurer (since
Age: 43                        March 1999) of HarbourView Asset Management

                               Corporation, Shareholder Services, Inc., Oppenheimer
                               Real Asset Management Corporation, Shareholder
                               Financial Services, Inc., Oppenheimer Partnership
                               Holdings, Inc., OFI Private Investments, Inc. (since
                               March 2000), OppenheimerFunds International Ltd. and
                               Oppenheimer Millennium Funds plc (since May 2000),
                               offshore fund management subsidiaries of
                               OppenheimerFunds, Inc., and OFI Institutional Asset
                               Management, Inc. (since November 2000), an
                               investment advisory subsidiary of OppenheimerFunds,
                               Inc.; Treasurer and Chief Financial Officer (since
                               May 2000) of Oppenheimer Trust Company, a trust
                               company subsidiary of OppenheimerFunds, Inc.;
                               Assistant Treasurer (since March 1999) of
                               Oppenheimer Acquisition Corp. and OppenheimerFunds
                               Legacy Program (since April 2000); formerly
                               Principal and Chief Operating Officer (March
                               1995-March 1999), Bankers Trust Company-Mutual Fund
                               Services Division. An officer of 89 portfolios in
                               the OppenheimerFunds complex.

-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------

Robert G. Zack,                General Counsel (since November 2001) of the
Vice President & Secretary     Manager; Senior Vice President (since May 1985) and
since November 1, 2001         General Counsel (since February 2002) of
Age: 55                        OppenheimerFunds, Inc.; General Counsel and a
                               director (since November 2001) of OppenheimerFunds
                               Distributor, Inc.; Senior Vice President and General
                               Counsel (since November 2001) of HarbourView Asset
                               Management Corporation; Vice President and a
                               director (since November 2000) of Oppenheimer
                               Partnership Holdings, Inc.; Senior Vice President,
                               General Counsel and a director (since November 2001)
                               of Shareholder Services, Inc., Shareholder Financial
                               Services, Inc., OFI Private Investments, Inc.,
                               Oppenheimer Trust Company and OFI Institutional
                               Asset Management, Inc.; a director (since November
                               2001) of Oppenheimer Real Asset Management, Inc.;
                               Assistant Secretary and a director (since November
                               2001) of OppenheimerFunds International Ltd.; Vice
                               President (since November 2001) of OppenheimerFunds
                               Legacy Program; Secretary (since November 2001) of
                               Oppenheimer Acquisition Corp.; formerly Acting
                               General Counsel (November 2001-February 2002) and
                               Associate General Counsel (May 1981-October 2001) of
                               OppenheimerFunds, Inc.; Assistant Secretary of
                               Shareholder Services, Inc. (May 1985-November 2001),
                               Shareholder Financial Services, Inc. (November
                               1989-November 2001); OppenheimerFunds International
                               Ltd. and Oppenheimer Millennium Funds plc (October
                               1997-November 2001). An officer of 89 portfolios in
                               the OppenheimerFunds complex.

-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------

Philip Vottiero,               Vice President/Fund  Accounting of  OppenheimerFunds,
Assistant Treasurer            Inc.    (since    March    2002);    formerly    Vice
since August 27, 2002          President/Corporate  Accounting of  OppenheimerFunds,
Age: 40                        Inc.  (July  1999-March  2002)  prior to which he was
                               Chief  Financial   Officer  at  Sovlink   Corporation
                               (April  1996-June  1999). An officer of 89 portfolios
                               in the OppenheimerFunds complex.

-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------

Connie Bechtolt,               Assistant Vice President of OppenheimerFunds, Inc.
Assistant Treasurer            (since September 1998); formerly Manager/Fund
since October 22, 2002         Accounting (September 1994-September 1998) of
Age: 40                        OppenheimerFunds, Inc. An officer of 89 portfolios

                               in the OppenheimerFunds complex.
-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------

Philip T. Masterson,           Vice President and Assistant Counsel of
Assistant Secretary            OppenheimerFunds, Inc. (since July 1998); formerly,
since August 27, 2002          an associate with Davis, Graham, & Stubbs LLP
Age: 39                        (January 1997-June 1998). An officer of 89

                               portfolios in the OppenheimerFunds complex.
-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------
Denis R. Molleur,              Vice President and Senior Counsel of the
Assistant Secretary            OppenheimerFunds, Inc.; (since July 1999); formerly
since November 1, 2001         a Vice President and Associate Counsel of
Age: 45                        OppenheimerFunds, Inc. (September 1995-July 1999).

                               An officer of 82 portfolios in the OppenheimerFunds
                               complex.

-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------

Katherine P. Feld,             Director, Vice President and Assistant Secretary
Assistant Secretary            (since June 1999) of the Manager; Vice President and
since November 1, 2001         Senior Counsel (since July 1999) of
Age: 45                        OppenheimerFunds, Inc.; Vice President (since June
                               1990) of OppenheimerFunds Distributor, Inc.; Vice
                               President (since 1997) of Oppenheimer Real Asset
                               Management, Inc.; formerly Vice President and
                               Associate Counsel of OppenheimerFunds, Inc. (June
                               1990-July 1999). An officer of 89 portfolios in the
                               OppenheimerFunds complex.

-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------
Kathleen T. Ives,              Vice President and Assistant Counsel (since June
Assistant Secretary            1998) of OppenheimerFunds, Inc.; Vice President
since November 1, 2001         (since 1999) of OppenheimerFunds Distributor, Inc.;
Age: 37                        Vice President and Assistant Secretary (since 1999)

                               of Shareholder Services, Inc.; Assistant Secretary
                               (since December 2001) of OppenheimerFunds Legacy
                               Program and Shareholder Financial Services, Inc.;
                               and formerly Assistant Vice President and Assistant
                               Counsel of OppenheimerFunds, Inc. (August 1997-June
                               1998). An officer of 89 portfolios in the
                               OppenheimerFunds complex.

-------------------------------------------------------------------------------------

|X|   Remuneration of Trustees. The officers of the Trust are affiliated with the Manager and receive no salary or fee from the Trust. The Trustees of the
Trust received the compensation shown below from the Trust with respect to the Trust's fiscal year ended June 30, 2003. The compensation from all of the
Board II Funds (including the Trust) represents compensation received for serving as a managing general partner, director or trustee and member of a committee (if applicable) of the boards of those funds during the calendar year 2002  (there were 41 funds at the end of 2002).

------------------------------------------------------------------------------
  Trustee Name and Other                Aggregate        Total Compensation
                                                         From Trust and Fund
  Position(s) (as applicable)         Compensation         Complex Paid to
                                       from Trust1        Trustee/Director*
                                                                          -
------------------------------------------------------------------------------
------------------------------------------------------------------------------

 James C. Swain                          $16,042              $177,996
  Chairman   of  the   Board   of
Trustees

------------------------------------------------------------------------------
------------------------------------------------------------------------------
William L. Armstrong

  Vice Chairman of the Board of
  Trustees and                           $8,669                $92,076
  Audit Committee Member

------------------------------------------------------------------------------
------------------------------------------------------------------------------

Robert G. Avis                           $8,669                $92,199

  Review Committee Member
------------------------------------------------------------------------------
------------------------------------------------------------------------------

George Bowen                             $8,669                $91,124

 Audit Committee Member
------------------------------------------------------------------------------
------------------------------------------------------------------------------

Edward L. Cameron                        $9,790                $99,743

  Audit Committee Chairman
------------------------------------------------------------------------------
------------------------------------------------------------------------------

Jon. S. Fossel                           $9,790                $94,590

  Review Committee Chairman
------------------------------------------------------------------------------
------------------------------------------------------------------------------

Sam Freedman                             $8,669                $92,199

  Review Committee Member
------------------------------------------------------------------------------
------------------------------------------------------------------------------

Richard F. Grabish2                      $22,680               $9,0133
   Review Committee Member

------------------------------------------------------------------------------
------------------------------------------------------------------------------

Beverly Hamilton4                        $8,6695              $113,6596

   Review Committee Member
------------------------------------------------------------------------------
------------------------------------------------------------------------------

Robert J. Malone4                        $8,6697               $58,326

   Audit Committee Member
------------------------------------------------------------------------------
------------------------------------------------------------------------------

F. William Marshall, Jr.                 $8,669               $138,1248

  Review Committee Member
------------------------------------------------------------------------------

Effective  July 1, 2002,  C. Howard.  Kast and Robert M.  Kirchner  retired as
Trustees  from the Board II Funds.  For the calendar  year ended  December 31,
2002,  Mr. Kast  received  $41,451 and Mr.  Kirchner  received  $38,001  total compensation  from all of the  Oppenheimer  funds  for  which  they  served as
Trustee.

1.    Aggregate   Compensation   from  Trust   includes   fees  and   deferred
   compensation, if any, for a Trustee.

2.    Mr. Grabish serves only as a Trustee for the six Centennial Trusts.
3.    Compensation  for  Mr.  Grabish  for  service  as a  Trustee  as well as service  on the  Review  Committee  is paid only by  Centennial  Government
   Trust,  Centennial  California  Tax Exempt Trust,  Centennial  Money Market
   Trust,  Centennial  New York Tax Exempt Trust,  Centennial Tax Exempt Trust
   and Centennial  America Fund,  L.P.  (total of six funds).  Mr. Grabish was appointed to the Review  Committee  beginning  February  24,  2003.  Had he served on the  Review  Committee  for the 2002  calendar  year,  his "Total
   Compensation From Trust and Fund Complex" would have been higher.
4.    Mrs.  Hamilton and Mr.  Malone were  elected as  Trustees,  Directors or
   Managing  General  Partners  of the Board II Funds  with the  exception  of
   Oppenheimer  Senior  Floating  Rate Fund for which  they  currently  do not serve as Trustees  effective June 1, 2002.  Compensation for Mrs.  Hamilton and Mr.  Malone was paid by all the Board II Funds,  with the  exception of
   Oppenheimer  Senior  Floating  Rate  (total of 40  Oppenheimer  funds as of
   12/31/02).
5.    Includes  $8,669  deferred  under Deferred  Compensation  Plan described below.

6.    Includes  $55,333  compensation  (of  which  100% was  deferred  under a deferred  compensation plan) paid to Mrs. Hamilton for serving as a trustee by two open-end investment  companies  (MassMutual  Institutional Funds and
   MML  Series  Investment  Fund)  the  investment  adviser  for  which is the indirect parent company of OppenheimerFunds,  Inc.  OppenheimerFunds,  Inc.
   also  serves as the  Sub-Advisor  to the  MassMutual  International  Equity
   Fund, a series of MassMutual Institutional Funds.

7.    Includes  $8,669  deferred  under Deferred  Compensation  Plan described below.

8.    Includes  $47,000  compensation  paid to Mr.  Marshall  for serving as a trustee by two  open-end  investment  companies  (MassMutual  Institutional
   Funds and MML Series  Investment Fund) the investment  adviser for which is the indirect  parent company of  OppenheimerFunds,  Inc.  OppenheimerFunds,
   Inc. also serves as the Sub-Advisor to the MassMutual  International Equity
   Fund, a series of MassMutual Institutional Funds.
   *For  purposes  of  this  section  only,   "Fund   Complex"   includes  the
   Oppenheimer   funds,   MassMutual   Institutional   Funds  and  MML  Series
   Investment  Fund in accordance  with the  instructions  for Form N-1A.  The
   Manager does not  consider  MassMutual  Institutional  Funds and MML Series
   Investment Fund to be part of the  OppenheimerFunds  "Fund Complex" as that term may be otherwise interpreted.

|X|   Deferred Compensation Plan for Trustees.  The Trustees have adopted a
Deferred Compensation Plan for disinterested Trustees that enables them to elect to defer receipt of all or a portion of the annual fees they are entitled to receive from the Trust.  Under the plan, the compensation deferred by a Trustee is periodically adjusted as though an equivalent amount had been invested in shares of one or more Oppenheimer funds selected by the
Trustee.  The amount paid to the Trustee under this plan will be determined based upon the performance of the selected funds.

      Deferral of fees of the Trustees under this plan will not materially affect the Trust's assets, liabilities or net income per share.  This plan will not obligate the Trust to retain the services of any Trustee or to pay any particular level of compensation to any Trustee.  Pursuant to an Order issued by the Securities and Exchange Commission, the Trust may invest in the funds selected by any Trustee under this plan without shareholder approval for the limited purpose of determining the value of the Trustees' deferred fee accounts.

      |X|               Major Shareholders.  As of August 13, 2003 the only
person who owned of record or was known by the Trust to own beneficially 5%
or more of the Trust's outstanding retail shares was A.G. Edwards & Sons,
Inc. 1 North Jefferson Avenue, St. Louis, Missouri 63103, which owned
22,896,997,233.160 shares of the Trust which was 99.01% of the outstanding shares of the Trust on that date, for accounts of its customers none of whom individually owned more than 5% of the outstanding shares.

The Manager.  The Manager, Centennial Asset Management Corporation, is wholly owned by OppenheimerFunds, Inc., which is a wholly owned subsidiary of
Oppenheimer Acquisition Corp., a holding company controlled by Massachusetts
Mutual Life Insurance Company.

      The portfolio managers of the Trust are principally responsible for the day-to-day management of the Trust's investment portfolio.  Other members of the Manager's fixed-income portfolio department, particularly security analysts, traders and other portfolio managers, have broad experience with fixed-income securities.  They provide the Trust's portfolio managers with research and support in managing the Trust's investments.

|X|   Code of Ethics.  The Manager and the Distributor have a Code of
Ethics.  It is designed to detect and prevent improper personal trading by certain employees, including portfolio managers, that would compete with or take advantage of the Trust's portfolio transactions.  Covered persons include persons with knowledge of the investments and investment intentions of the Trust and other funds advised by the Manager.  The Code of Ethics does permit personnel subject to the Code to invest in securities, including securities that may be purchased or held by the Trust, subject to a number of restrictions and controls.  Compliance with the Code of Ethics is carefully monitored and enforced by the Manager.  The Trust does not have a Code of
Ethics since it is a money market fund.

      |X|               The Investment Advisory Agreement.  The Manager
provides investment advisory and management services to the Trust under an investment advisory agreement between the Manager and the Trust.  The Manager selects securities for the Trust's portfolio and handles its day-to-day business.  The agreement requires the Manager, at its expense, to provide the
Trust with adequate office space, facilities and equipment.  It also requires the Manager to provide and supervise the activities of all administrative and clerical personnel required to provide effective administration for the
Trust.  Those responsibilities include the compilation and maintenance of records with respect to its operations, the preparation and filing of specified reports, and composition of proxy materials and registration statements for continuous public sale of shares of the Trust.

      Expenses not expressly assumed by the Manager under the investment advisory agreement are paid by the Trust.  The investment advisory agreement lists examples of expenses paid by the Trust.  The major categories relate to interest, taxes, fees to unaffiliated Trustees, legal and audit expenses, custodian and transfer agent expenses, share issuance costs, certain printing and registration costs and non-recurring expenses, including litigation costs.  The management fees paid by the Trust to the Manager are calculated at the rates described in the Prospectus.

---------------------------------------------------------------------------------
  Fiscal Year    Management Fee Paid to Centennial Asset Management Corporation
  ending 6/30
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
      2001                                 $69,386,242
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
      2002                                 $76,393,970
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

      2003                                 $75,850,454

---------------------------------------------------------------------------------

      Under the investment advisory agreement, the Manager has agreed to reimburse the Trust to the extent that the Trust's total expenses (including the management fee but excluding interest, taxes, brokerage commissions, and extraordinary expenses such as litigation costs) exceed in any fiscal year the lesser of: (i) 1.5% of average annual net assets of the Trust up to $30 million plus 1% of the average annual net assets in excess of $30 million or;
(ii) 25% of the total annual investment income of the Trust. For fiscal years ended June 30, 2001 there were no reimbursements by the Manager to the Trust.
For fiscal year ended June 30, 2002 and June 30, 2003, the Manager reimbursed
$7,405,461 and $60,805,404 to the Trust, respectively.  A proxy statement has been sent to Trust shareholders requesting their approval of the elimination of that expense limitation at a meeting which is currently scheduled for
August 28, 2003.  If shareholders do not approve the elimination of that expense limitation at that meeting, or any adjournments thereto, this
Statement of Additional Information will be supplemented to reflect that such expense waiver has not been removed and remains in effect.

    The investment advisory agreement provides that the Manager shall not be liable for any loss sustained by reason of the adoption of an investment policy or the purchase, sale or retention of any security on its recommendation, whether or not such recommendation shall have been based upon its own investigation and research or upon investigation and research made by any other individual, firm or corporation, if such recommendation shall have been made and such other individual, firm or corporation shall have been selected with due care and in good faith, provided that nothing in the agreement shall be construed to protect the Manager against any liability to the Trust or  its shareholders by reason of willful misfeasance, bad faith or gross negligence in the performance of its duties, or by reason of its reckless disregard of its obligations and duties under the agreement.

         |X|      Annual Approval of Investment Advisory Agreement. Each
year, the Board of Trustees, including a majority of the Independent
Trustees, is required to approve the renewal of the investment advisory agreement. The Investment Company Act requires that the Board request and evaluate and the Manager provide such information as may be reasonably necessary to evaluate the terms of the investment advisory agreement.  The
Board employs an independent consultant to prepare a report that provides such information as the Board requests for this purpose.

      The Board also receives information about the 12b-1 distribution fees the Trust pays.  These distribution fees are reviewed and approved at a different time of the year.

      The Board reviewed the foregoing information in arriving at its decision to renew the investment advisory agreement.  Among other factors, the Board considered:
o     The nature, cost, and quality of the services provided to the Trust and its shareholders;
o     The profitability of the Trust to the Manager;
o     The investment performance of the Trust in comparison to regular market indices
o     Economies of scale that may be available to the Trust from the Manager;
o     Fees paid by other mutual funds for similar services;
o     The value and quality of any other benefits or services received by the
         Trust from its relationship with the Manager, and
o     The direct and indirect benefits the Manager received from its relationship with the Trust.  These included services provided by the Distributor and the Transfer Agent, and brokerage and soft dollar arrangements permissible under Section 28(e) of the
         Securities Exchange Act.

      The Board considered that the Manager must be able to pay and retain high quality personnel at competitive rates to provide services to the
Trust.  The Board also considered that maintaining the financial viability of the Manager is important so that the Manager will be able to continue to provide quality services to the Trust and its shareholders in adverse times.
The Board also considered the investment performance of other mutual funds advised by the Manager. The Board is aware that there are alternatives to the use of the Manager.

      These matters were also considered by the Independent Trustees, meeting separately from the full Board with experienced Counsel to the Independent
Trustees who assisted them in their deliberations.  The Independent Trustees'
Counsel is independent of the Manager within the meaning and intent of the
SEC Rules regarding the independence of counsel.

      After careful deliberation, the Board concluded that it was in the best interest of shareholders to continue the investment advisory agreement for another year. In arriving at a decision, the Board did not single out any one factor or group of factors as being more important than other factors, but considered all factors together.  The Board judged the terms and conditions of the investment advisory agreement, including the investment advisory fee, in light of all of the surrounding circumstances.

The Distributor. Under its General Distributor's Agreement with the Trust,
Centennial Asset Management Corporation acts as the Trust's principal underwriter and Distributor in the continuous public offering of the Trust's shares.  The Distributor is not obligated to sell a specific number of shares.  The Distributor bears the expenses normally attributable to sales, including advertising and the cost of printing and mailing prospectuses, other than those furnished to existing shareholders. For other distribution expenses paid by the Trust, see the section entitled "Service Plan" below.
The Trust's Sub-Distributor is OppenheimerFunds Distributor, Inc.

Portfolio Transactions.  Portfolio decisions are based upon recommendations and judgment of the Manager subject to the overall authority of the Board of
Trustees.  Most purchases made by the Trust are principal transactions at net prices, so the Trust incurs little or no brokerage costs. The Trust deals directly with the selling or purchasing principal or market maker without incurring charges for the services of a broker on its behalf unless the
Manager determines that a better price or execution may be obtained by using the services of a broker.  Purchases of portfolio securities from underwriters include a commission or concession paid by the issuer to the underwriter, and purchases from dealers include a spread between the bid and asked prices.

      The Trust seeks to obtain prompt execution of orders at the most favorable net price.  If broker/dealers are used for portfolio transactions, transactions may be directed to broker/dealers for their execution and research services.  The research services provided by a particular broker may be useful only to one or more of the advisory accounts of the Manager and its affiliates.  Investment research received for the commissions of those other accounts may be useful both to the Trust and one or more of such other accounts.  Investment research services may be supplied to the Manager by a third party at the instance of a broker through which trades are placed.  It may include information and analyses on particular companies and industries as well as market or economic trends and portfolio strategy, receipt of market quotations for portfolio evaluations, information systems, computer hardware and similar products and services.  If a research service also assists the Manager in a non-research capacity (such as bookkeeping or other administrative functions), then only the percentage or component that provides assistance to the Manager in the investment decision-making process may be paid in commission dollars.

      The research services provided by brokers broaden the scope and supplement the research activities of the Manager.  That research provides additional views and comparisons for consideration, and helps the Manager obtain market information for the valuation of securities held in the Trust's portfolio or being considered for purchase.  Subject to applicable rules covering the Manager's activities in this area, sales of shares of the Trust and/or the other investment companies managed by the Manager or distributed by the Distributor may also be considered as a factor in the direction of transactions to dealers.  That must be done in conformity with the price, execution and other considerations and practices discussed above.  Those other investment companies may also give similar consideration relating to the sale of the Trust's shares.  No portfolio transactions will be handled by any securities dealer affiliated with the Manager.

      The Trust may experience high portfolio turnover that may increase the
Trust's transaction costs.  However, since brokerage commissions, if any, are small, high turnover does not have an appreciable adverse effect upon the income of the Trust.

Service Plan

The Trust has adopted a Service Plan for the shares.  The plan has been approved by a vote of the Board of Trustees, including a majority of the
Independent Trustees2 cast in person at a meeting called for the purpose of voting on that plan.

      Under the plan, the Manager and the Distributor may make payments to affiliates and in their sole discretion, from time to time, may use their own resources (at no direct cost to the Trust) to make payments to brokers, dealers or other financial institutions for distribution and administrative services they perform.  The Manager may use its profits from the advisory fee it receives from the Trust.  In their sole discretion, the Distributor and the Manager may increase or decrease the amount of payments they make from their own resources to plan recipients.

      Unless a plan is terminated as described below, the plan continues in effect from year to year but only if the Trust's Board of Trustees and its
Independent Trustees specifically vote annually to approve its continuance.
Approval must be by a vote cast in person at a meeting called for the purpose of voting on continuing the plan.  A plan may be terminated at any time by the vote of a majority of the Independent Trustees or by the vote of the holders of a "majority" (as defined in the Investment Company Act) of the outstanding shares of the Trust.

      The Board of Trustees and the Independent Trustees must approve all material amendments to a plan.  An amendment to increase materially the amount of payments to be made under a plan must be approved by shareholders of the class affected by the amendment.  The approval must be by a "majority"
(as defined in the Investment Company Act) of the shares.

      While the plan is in effect, the Treasurer of the Trust shall provide separate written reports on the plan to the Board of Trustees at least quarterly for its review.  The Reports shall detail the amount of all payments made under the plan and the purpose for which the payments were made. Those reports are subject to the review and approval of the Independent
Trustees.

      The plan states that while it is in effect, the selection and nomination of those Trustees of the Trust who are not "interested persons" of the Trust is committed to the discretion of the Independent Trustees.  This does not prevent the involvement of others in the selection and nomination process as long as the final decision as to selection or nomination is approved by a majority of the Independent Trustees.

      Under the plan, no payment will be made to any recipient in any quarter in which the aggregate net asset value of all Trust shares held by the recipient for itself and its customers does not exceed a minimum amount, if any, that may be set from time to time by a majority of the Independent
Trustees.  The Board of Trustees has set no minimum amount of assets to qualify for payments under the plan.

      |X|   Service Plan Fees.  Under the service plan, the Distributor currently uses the fees it receives from the Trust to pay brokers, dealers and other financial institutions (they are referred to as "recipients") for personal services and account maintenance services they provide for their customers who hold shares.  The services include, among others, answering customer inquiries about the Trust, assisting in establishing and maintaining accounts in the Trust, making the Trust's investment plans available and providing other services at the request of the Trust or the Distributor. The service plan permits reimbursements to the Distributor at a rate of up to
0.20% of average annual net assets of the shares.  The Distributor makes payments to plan recipients quarterly or monthly depending on asset size at an annual rate not to exceed 0.20% of the average annual net assets consisting of shares held in the accounts of the recipients or their customers.

      For the fiscal year ended June 30, 2003 payments under the plan totaled
$45,459,352, all of which was paid by the Distributor to recipients.  That included $1,022 paid to an affiliate of the Sub-Distributor's parent company.
For the fiscal year ended June 30, 2003, the Manager paid, in the aggregate,
$24,457,233 in fees out of its own resources for distribution assistance. Any unreimbursed expenses the Distributor incurs with respect to the shares in any fiscal quarter cannot be recovered in subsequent quarters.  The
Distributor may not use payments received under the plan to pay any of its interest expenses, carrying charges, or other financial costs, or allocation of overhead.

Performance of the Trust

Explanation of Performance Terminology.  The Trust uses a variety of terms to illustrate its performance. These terms include "yield," "compounded effective yield" and "average annual total return."  An explanation of how yields and total returns are calculated is set forth below.  The charts below show the Trust's performance as of the Trust's most recent fiscal year end.
You can obtain current performance information by calling the Trust's
Transfer Agent at 1.800.525.9310.

      The Trust's illustrations of its performance data in advertisements must comply with rules of the Securities and Exchange Commission.  Those rules describe the types of performance data that may be used and how it is to be calculated.  If the Trust shows total returns in addition to its yields, the returns must be for the 1-, 5- and 10-year periods ending as of the most recent calendar quarter prior to the publication of the advertisement (or its submission for publication).

      Use of standardized performance calculations enables an investor to compare the Trust's performance to the performance of other funds for the same periods. However, a number of factors should be considered before using the Trust's performance information as a basis for comparisons with other investments:

o     Yields and total returns measure the performance of a hypothetical account in the Trust over various periods and do not show the performance of each shareholder's account. Your account's
         performance will vary from the model performance data if your dividends are received in cash, or you buy or sell shares during the period, or you bought your shares at a different time than the shares used in the model.
o     An investment in the Trust is not insured by the FDIC or any other government agency.
o     The Trust's yield is not fixed or guaranteed and will fluctuate.
o     Yields and total returns for any given past period represent historical performance information and are not, and should not be considered, a prediction of future yields or returns.

      Yields.  The Trust's current yield is calculated for a seven-day period of time as follows. First, a base period return is calculated for the seven-day period by determining the net change in the value of a hypothetical pre-existing account having one share at the beginning of the seven-day period.  The change includes dividends declared on the original share and dividends declared on any shares purchased with dividends on that share, but such dividends are adjusted to exclude any realized or unrealized capital gains or losses affecting the dividends declared.  Next, the base period return is multiplied by 365/7 to obtain the current yield to the nearest hundredth of one percent.

      The compounded effective yield for a seven-day period is calculated by
      (1) adding 1 to the base period return (obtained as described above),
      (2) raising the sum to a power equal to 365 divided by 7, and
      (3) subtracting 1 from the result.

      The yield as calculated above may vary for accounts less than approximately $100 in value due to the effect of rounding off each daily dividend to the nearest full cent.  The calculation of yield under either procedure described above does not take into consideration any realized or unrealized gains or losses on the Trust's portfolio securities which may affect dividends.  Therefore, the return on dividends declared during a period may not be the same on an annualized basis as the yield for that period.

|X|   Total Return Information.  There are different types of "total returns"
to measure the Trust's performance. Total return is the change in value of a hypothetical investment in the Trust over a given period, assuming that all dividends and capital gains distributions are reinvested in additional shares and that the investment is redeemed at the end of the period.  The cumulative total return measures the change in value over the entire period (for example, ten years).  An average annual total return shows the average rate of return for each year in a period that would produce the cumulative total return over the entire period.  However, average annual total returns do not show actual year-by-year performance.  The Trust uses standardized calculations for its total returns as prescribed by the SEC.  The methodology is discussed below.

      Average Annual Total Return.  The "average annual total return" of each class is an average annual compounded rate of return for each year in a specified number of years.  It is the rate of return based on the change in value of a hypothetical initial investment of $1,000 ("P" in the formula below) held for a number of years ("n") to achieve an Ending Redeemable Value
("ERV" in the formula) of that investment, according to the following formula:

ERV    l/n - 1 = Average Annual Total
---
               Return
  P

      Cumulative Total Return.  The "cumulative total return" calculation measures the change in value of a hypothetical investment of $1,000 over an entire period of years.  Its calculation uses some of the same factors as average annual total return, but it does not average the rate of return on an annual basis.  Cumulative total return is determined as follows:

 ERV - P   = Total Return
-----------
    P

---------------------------------------------------------------------------------
     Yield         Compounded       Average Annual Total Returns (at 6/30/03)
 (7 days ended   Effective Yield
    6/30/03)      (7 days ended
                    6/30/03)
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

                                     1-Year          5 Years        10 Years
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

     0.89%            0.89%           1.20%           3.74%           4.19%

---------------------------------------------------------------------------------

Other Performance Comparisons.  Yield information may be useful to investors in reviewing the Trust's performance.  The Trust may make comparisons between its yield and that of other investments, by citing various indices such as
The Bank Rate Monitor National Index (provided by Bank Rate Monitor(TM)) which measures the average rate paid on bank money market accounts, NOW accounts and certificates of deposits by the 100 largest banks and thrifts in the top ten metro areas.  When comparing the Trust's yield with that of other investments, investors should understand that certain other investment alternatives such as certificates of deposit, U.S. government securities, money market instruments or bank accounts may provide fixed yields and may be insured or guaranteed.

      From time to time,  the  Trust may  include  in its  advertisements  and sales  literature  performance  information  about  the  Trust  cited in other newspapers  and  periodicals,  such as The New York  Times,  which may include performance quotations from other sources.

From time to time the Trust may include in its advertisements and sales literature the total return performance of a hypothetical investment account that includes shares of the Trust and other Oppenheimer funds. The combined account may be part of an illustration of an asset allocation model or similar presentation. The account performance may combine total return performance of the Trust and the total return performance of other
Oppenheimer funds included in the account. Additionally, from time to time, the Trust's advertisements and sales literature may include, for illustrative or comparative purposes, statistical data or other information about general or specific market and economic conditions. That may include, for example,
o     information  about the performance of certain  securities or commodities markets or segments of those markets,
o     information  about  the  performance  of  the  economies  of  particular countries or regions,
o     the   earnings  of   companies   included  in  segments  of   particular
            industries,   sectors,   securities  markets,  countries  or
            regions,
o     the  availability  of  different  types of  securities  or  offerings of securities,
o     information  relating to the gross national or gross domestic product of the United States or other countries or regions,
o     comparisons   of  various  market  sectors  or  indices  to  demonstrate performance, risk, or other characteristics of the Trust.

ABOUT your account

How to Buy Shares

Determination of Net Asset Value Per Share. The net asset value per share of the Trust is determined twice each day that the New York Stock Exchange
("Exchange") is open, at 12:00 Noon and at 4:00 P.M, on each day that the
Exchange is open, by dividing the value of the Trust's net assets by the total number of shares outstanding. All references to time in this Statement of Additional Information mean "Eastern time."  The Exchange's most recent annual announcement (which is subject to change) states that it will close on
New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday,
Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas
Day.  It may also close on other days.

      The Trust's Board of Trustees has adopted the amortized cost method to value the Trust's portfolio securities.  Under the amortized cost method, a security is valued initially at its cost and its valuation assumes a constant amortization of any premium or accretion of any discount, regardless of the impact of fluctuating interest rates on the market value of the security.
This method does not take into consideration any unrealized capital gains or losses on securities.  While this method provides certainty in valuing securities, in certain periods the value of a security determined by amortized cost may be higher or lower than the price the Trust would receive if it sold the security.

      The Trust's Board of Trustees has established procedures reasonably designed to stabilize the Trust's net asset value at $1.00 per share.  Those procedures include a review of the valuations of the Trust's portfolio holdings by the Board of Trustees, at intervals it deems appropriate, to determine whether the Trust's net asset value calculated by using available market quotations deviates from $1.00 per share based on amortized cost.

      The Board of Trustees will examine the extent of any deviation between the Trust's net asset value based upon available market quotations and amortized cost. If the Trust's net asset value were to deviate from $1.00 by more than 0.5%, Rule 2a-7 requires the Board of Trustees to consider what action, if any, should be taken. If they find that the extent of the deviation may cause a material dilution or other unfair effects on shareholders, the Board of Trustees will take whatever steps it considers appropriate to eliminate or reduce the dilution, including, among others, withholding or reducing dividends, paying dividends from capital or capital gains, selling portfolio instruments prior to maturity to realize capital gains or losses or to shorten the average maturity of the portfolio, or calculating net asset value per share by using available market quotations.

      During periods of declining interest rates, the daily yield on shares of the Trust may tend to be lower (and net investment income and dividends higher) than those of a fund holding the identical investments as the Trust but which used a method of portfolio valuation based on market prices or estimates of market prices. During periods of rising interest rates, the daily yield of the Trust would tend to be higher and its aggregate value lower than that of an identical portfolio using market price valuation.

How to Sell Shares

The information below supplements the terms and conditions for redeeming shares set forth in the Prospectus.

Checkwriting.  When a check is presented to the Bank for clearance, the Bank will ask the Trust to redeem a sufficient number of full and fractional shares in the shareholder's account to cover the amount of the check.  This enables the shareholder to continue receiving dividends on those shares until the check is presented to the Trust.  Checks may not be presented for payment at the offices of the Bank or the Trust's Custodian.  This limitation does not affect the use of checks for the payment of bills or to obtain cash at other banks.  The Trust reserves the right to amend, suspend or discontinue offering checkwriting privileges at any time. The Trust will provide you notice whenever it is required to do so by applicable law.

      In choosing to take advantage of the checkwriting privilege, by signing the account application or by completing a checkwriting card, each individual who signs:
(1)   for individual accounts, represents that they are the registered owner(s) of the shares of the Trust in that account;
(2)   for accounts for corporations, partnerships, trusts and other entities, represents that they are an officer, general partner, trustee or other fiduciary or agent, as applicable, duly authorized to act on behalf of the registered owner(s);
(3)   authorizes the Trust, its Transfer Agent and any bank through which the
         Trust's drafts (checks) are payable to pay all checks drawn on the
         Trust account of such person(s) and to redeem a sufficient amount of shares from that account to cover payment of each check;
(4)   specifically acknowledges that if they choose to
         permit checks to be honored if there is a single signature on checks drawn against joint accounts, or accounts for corporations, partnerships, trusts or other entities, the signature of any one signatory on a check will be sufficient to authorize payment of that check and redemption from the account, even if that account is registered in the names of more than one person or more than one authorized signature appears on the checkwriting card or the application, as applicable;
(5)   understands that the checkwriting privilege may be terminated or amended at any time by the Trust and/or the Trust's bank; and
(6)   acknowledges and agrees that neither the Trust nor its bank shall incur any liability for that amendment or termination of checkwriting privileges or for redeeming shares to pay checks reasonably believed by them to be genuine, or for returning or not paying checks that have not been accepted for any reason.

Sending Redemption Proceeds by Federal Funds Wire.  The Federal Funds wire of redemptions proceeds may be delayed if the Trust's custodian bank is not open for business on a day when the Trust would normally authorize the wire to be made, which is usually the Trust's next regular business day following the redemption.  In those circumstances, the wire will not be transmitted until the next bank business day on which the Trust is open for business.  No distributions will be paid on the proceeds of redeemed shares awaiting transfer by Federal Funds wire

Distributions From Retirement Plans.  Requests for distributions from
OppenheimerFunds-sponsored IRAs, SEP-IRAs, SIMPLE IRAs, 403(b)(7) custodial plans, 401(k) plans or pension or profit-sharing plans should be addressed to
"Trustee, OppenheimerFunds Retirement Plans," c/o the Transfer Agent at its
address listed in "How To Sell Shares" in the Prospectus or on the back cover of this Statement of Additional Information.  The request must:

(1)   state the reason for the distribution;
(2)   state the owner's awareness of tax penalties if the distribution is premature; and
(3)   conform to the requirements of the plan and the Trust's other redemption requirements.

      Participants (other than self-employed persons) in
OppenheimerFunds-sponsored pension or profit-sharing plans with shares of the
Trust held in the name of the plan or its fiduciary may not directly request redemption of their accounts.  The plan administrator or fiduciary must sign the request.

      Distributions from pension and profit sharing plans are subject to special requirements under the Internal Revenue Code and certain documents
(available from the Transfer Agent) must be completed and submitted to the
Transfer Agent before the distribution may be made. Distributions from retirement plans are subject to withholding requirements under the Internal
Revenue Code, and IRS Form W-4P (available from the Transfer Agent) must be submitted to the Transfer Agent with the distribution request, or the distribution may be delayed.  Unless the shareholder has provided the
Transfer Agent with a certified tax identification number, the Internal
Revenue Code requires that tax be withheld from any distribution even if the shareholder elects not to have tax withheld.  The Trust, the Manager, the
Distributor, the Sub-Distributor, and the Transfer Agent assume no responsibility to determine whether a distribution satisfies the conditions of applicable tax laws and will not be responsible for any tax penalties assessed in connection with a distribution.

How to Exchange Shares

As stated in the Prospectus, direct shareholders can exchange shares of the
Trust for Class A shares of any of the following eligible funds:

Oppenheimer AMT-Free New York Municipals  Oppenheimer Multiple Strategies Fund
Oppenheimer Bond Fund                     Oppenheimer Municipal Bond Fund
Oppenheimer California Municipal Fund     Oppenheimer New Jersey Municipal Fund
Oppenheimer Capital Appreciation Fund     Oppenheimer Pennsylvania Municipal Fund
                                          Oppenheimer   Principal  Protected  Main
Oppenheimer Capital Preservation Fund     Street Fund
Oppenheimer Capital Income Fund           Oppenheimer Quest Balanced Value Fund
                                          Oppenheimer  Quest  Capital  Value Fund,
Oppenheimer Champion Income Fund          Inc.
                                          Oppenheimer  Quest  Global  Value  Fund,
Oppenheimer Convertible Securities Fund   Inc.
Oppenheimer Developing Markets Fund       Oppenheimer Quest Opportunity Value Fund
Oppenheimer Disciplined Allocation Fund   Oppenheimer Quest Value Fund, Inc.
Oppenheimer Discovery Fund                Oppenheimer Real Asset Fund
                                          Oppenheimer      Rochester      National
Oppenheimer Emerging Growth Fund          Municipals
Oppenheimer Emerging Technologies Fund    Oppenheimer Senior Floating Rate Fund
Oppenheimer Enterprise Fund               Oppenheimer Small Cap Value Fund
Oppenheimer Europe Fund                   Oppenheimer Strategic Income Fund
Oppenheimer Global Fund                   Oppenheimer Total Return Bond Fund
Oppenheimer Global Opportunities Fund     Oppenheimer Total Return Fund, Inc.
Oppenheimer Gold & Special Minerals Fund  Oppenheimer Trinity Core Fund
                                          Oppenheimer  Trinity  Large  Cap  Growth
Oppenheimer Growth Fund                   Fund
Oppenheimer High Yield Fund               Oppenheimer Trinity Value Fund
Oppenheimer International Bond Fund       Oppenheimer U.S. Government Trust
Oppenheimer International Growth Fund     Oppenheimer Value Fund
Oppenheimer  International  Small Company
Fund                                      Limited-Term New York Municipal Fund
Oppenheimer Limited-Term Government Fund  Rochester Fund Municipals
Oppenheimer Limited Term Municipal Fund   OSM1- Gartmore Millennium Growth Fund II
Oppenheimer Main Street Fund              OSM1 - Jennison Growth Fund
                                          OSM1 -  Mercury  Advisors  S&P 500 Index
Oppenheimer Main Street Opportunity Fund  Fund
                                          OSM1 -  Mercury  Advisors  Focus  Growth
Oppenheimer Main Street Small Cap Fund    Fund
Oppenheimer MidCap Fund                   OSM1 - QM Active Balanced Fund
                                          OSM1 - Salomon Brothers All Cap Fund
And the following money market funds:

Oppenheimer Cash Reserves                 Centennial Government Trust
Oppenheimer Money Market Fund, Inc.       Centennial Money Market Trust
Centennial America Fund, L. P.            Centennial New York Tax Exempt Trust
Centennial California Tax Exempt Trust    Centennial Tax Exempt Trust
1 - "OSM" stands for Oppenheimer Select Managers

      Shares of the Trust purchased without a sales charge may be exchanged for shares of an eligible fund offered with a sales charge upon payment of the sales charge.  Shares of the Trust acquired by reinvestment of dividends or distributions from the Trust or any of the other eligible funds (other than Oppenheimer Cash Reserves) or from any unit investment trust for which reinvestment arrangements have been made with the Distributor may be exchanged at net asset value for shares of any of the eligible funds.

|X|   Limits on Multiple Exchange Orders.  The Trust reserves the right to reject telephone or written exchange requests submitted in bulk by anyone on behalf of more than one account. The Trust may accept requests for exchanges of up to 50 accounts per day from representatives of authorized dealers that qualify for this privilege.

|X|   Telephone Exchange Requests.  When exchanging shares by telephone, a direct shareholder must have an existing account in the fund to which the exchange is to be made.  Otherwise, the investor must obtain a prospectus of that fund before the exchange request may be submitted. If all telephone lines are busy (which might occur, for example, during periods of substantial market fluctuations), shareholders might not be able to request exchanges by telephone and would have to submit written exchange requests.

|X|   Processing Exchange Requests.  Shares to be exchanged are redeemed on the regular business day the Transfer Agent receives an exchange request in proper form (the "Redemption Date").  Normally, shares of the fund to be acquired are purchased on the Redemption Date, but such purchases may be delayed by either fund up to five business days if it determines that it would be disadvantaged by an immediate transfer of the redemption proceeds.
The Trust reserves the right, in its discretion, to refuse any exchange request that may disadvantage it. For example, if the receipt of multiple exchange requests from a dealer might require the disposition of portfolio securities at a time or at a price that might be disadvantageous to the
Trust, the Trust may refuse the request.

      In connection with any exchange request, the number of shares exchanged may be less than the number requested if the exchange or the number requested would include shares subject to a restriction cited in the Prospectus or this
Statement of Additional Information or would include shares covered by a share certificate that is not tendered with the request.  In those cases, only the shares available for exchange without restriction will be exchanged.

      The different eligible funds available for exchange have different investment objectives, policies and risks.  A shareholder should assure that the fund selected is appropriate for his or her investment and should be aware of the tax consequences of an exchange.  For federal income tax purposes, an exchange transaction is treated as a redemption of shares of one fund and a purchase of shares of another.  The Trust, the Distributor, the
Sub-Distributor, and the Transfer Agent are unable to provide investment, tax or legal advice to a shareholder in connection with an exchange request or any other investment transaction.

      The Trust may amend, suspend or terminate the exchange privilege at any time.  Although, the Trust may impose these changes at any time, it will provide you with notice of those changes whenever it is required to do so by applicable law.  It may be required to provide 60 days notice prior to materially amending or terminating the exchange privilege.  That 60-day notice is not required in extraordinary circumstances.

Dividends and Taxes

Tax Status of the Trust's Dividends, Distributions and Redemptions of
Shares.  The federal tax treatment of the Trust's dividends and capital gains distributions is briefly highlighted in the Prospectus. The following is only a summary of certain additional tax considerations generally affecting the
Trust and its shareholders.

      The tax discussion in the Prospectus and this Statement of Additional
Information is based on tax law in effect on the date of the Prospectus and this Statement of Additional Information. Those laws and regulations may be changed by legislative, judicial, or administrative action, sometimes with retroactive effect. State and local tax treatment of ordinary income dividends and capital gain dividends from regulated investment companies may differ from the treatment under the Internal Revenue Code described below.
Potential purchasers of shares of the Trust are urged to consult their tax advisers with specific reference to their own tax circumstances as well as the consequences of federal, state and local tax rules affecting an investment in the Trust.

|X|   Qualification as a Regulated Investment Company.  The Trust has elected to be taxed as a regulated investment company under Subchapter M of the
Internal Revenue Code of 1986, as amended.  As a regulated investment company, the Trust is not subject to federal income tax on the portion of its net investment income (that is, taxable interest, dividends, and other taxable ordinary income, net of expenses) and capital gain net income (that is, the excess of net long-term capital gains over net short-term capital losses) that it distributes to shareholders. That qualification enables the
Trust to "pass through" its income and realized capital gains to shareholders without having to pay tax on them. This avoids a "double tax" on that income and capital gains, since shareholders normally will be taxed on the dividends and capital gains they receive from the Trust (unless their Trust shares are held in a retirement account or the shareholder is otherwise exempt from tax).

      The Internal Revenue Code contains a number of complex tests relating to qualification that the Trust might not meet in a particular year. If it did not qualify as a regulated investment company, the Trust would be treated for tax purposes as an ordinary corporation and would receive no tax deduction for payments made to shareholders.

      To qualify as a regulated investment company, the Trust must distribute at least 90% of its investment company taxable income (in brief, net investment income and the excess of net short-term capital gain over net long-term capital loss) for the taxable year. The Trust must also satisfy certain other requirements of the Internal Revenue Code, some of which are described below.  Distributions by the Trust made during the taxable year or, under specified circumstances, within 12 months after the close of the taxable year, will be considered distributions of income and gains for the taxable year and will therefore count toward satisfaction of the above-mentioned requirement.

      To qualify as a regulated investment company, the Trust must derive at least 90% of its gross income from dividends, interest, certain payments with respect to securities loans, gains from the sale or other disposition of stock or securities or foreign currencies (to the extent such currency gains are directly related to the regulated investment company's principal business of investing in stock or securities) and certain other income.

      In addition to satisfying the requirements described above, the Trust must satisfy an asset diversification test in order to qualify as a regulated investment company.  Under that test, at the close of each quarter of the
Trust's taxable year, at least 50% of the value of the Trust's assets must consist of cash and cash items (including receivables), U.S. government securities, securities of other regulated investment companies, and securities of other issuers. As to each of those issuers, the Trust must not have invested more than 5% of the value of the Trust's total assets in securities of each such issuer and the Trust must not hold more than 10% of the outstanding voting securities of each such issuer. No more than 25% of the value of its total assets may be invested in the securities of any one issuer (other than U.S. government securities and securities of other regulated investment companies), or in two or more issuers which the Trust controls and which are engaged in the same or similar trades or businesses.
For purposes of this test, obligations issued or guaranteed by certain agencies or instrumentalities of the U.S. government are treated as U.S.
government securities.

|X|   Excise Tax on Regulated Investment Companies. Under the Internal
Revenue Code, by December 31 each year, the Trust must distribute 98% of its taxable investment income earned from January 1 through December 31 of that year and 98% of its capital gains realized in the period from November 1 of the prior year through October 31 of the current year. If it does not, the
Trust must pay an excise tax on the amounts not distributed. It is presently anticipated that the Trust will meet those requirements. To meet this requirement, in certain circumstances the Trust might be required to liquidate portfolio investments to make sufficient distributions to avoid excise tax liability. However, the Board of Trustees and the Manager might determine in a particular year that it would be in the best interests of shareholders for the Trust not to make such distributions at the required levels and to pay the excise tax on the undistributed amounts. That would reduce the amount of income or capital gains available for distribution to shareholders.

|X|   Taxation of Trust Distributions.  The Trust anticipates distributing substantially all of its investment company taxable income for each taxable year.  Those distributions will be taxable to shareholders as ordinary income and treated as dividends for federal income tax purposes.

      Special provisions of the Internal Revenue Code govern the eligibility of the Trust's dividends for the dividends-received deduction for corporate shareholders.  Long-term capital gains distributions are not eligible for the deduction.  The amount of dividends paid by the Trust that may qualify for the deduction is limited to the aggregate amount of qualifying dividends that the Trust derives from portfolio investments that the Trust has held for a minimum period, usually 46 days. A corporate shareholder will not be eligible for the deduction on dividends paid on Trust shares held for 45 days or less.  To the extent the Trust's dividends are derived from gross income from option premiums, interest income or short-term gains from the sale of securities or dividends from foreign corporations, those dividends will not qualify for the deduction. Since it is anticipated that most of the Trust's income will be derived from interest it receives on its investments, the
Trust does not anticipate that its distributions will qualify for this deduction.

      The Trust may either retain or distribute to shareholders its net capital gain for each taxable year.  The Trust currently intends to distribute any such amounts.  If net long term capital gains are distributed and designated as a capital gain distribution, it will be taxable to shareholders as a long-term capital gain and will be properly identified in reports sent to shareholders in January of each year. Such treatment will apply no matter how long the shareholder has held his or her shares or whether that gain was recognized by the Trust before the shareholder acquired his or her shares.

      If the Trust elects to retain its net capital gain, the Trust will be subject to tax on it at the 35% corporate tax rate.  If the Trust elects to retain its net capital gain, it is expected that the Trust also will elect to have shareholders of record on the last day of its taxable year treated as if each received a distribution of their pro rata share of such gain. As a result, each shareholder will be required to report his or her pro rata share of such gain on their tax return as long-term capital gain, will receive a refundable tax credit for his/her pro rata share of tax paid by the Trust on the gain, and will increase the tax basis for his/her shares by an amount equal to the deemed distribution less the tax credit.

      Investment income that may be received by the Trust from sources within foreign countries may be subject to foreign taxes withheld at the source.
The United States has entered into tax treaties with many foreign countries which entitle the Trust to a reduced rate of, or exemption from, taxes on such income.

      Distributions by the Trust that do not constitute ordinary income dividends or capital gain distributions will be treated as a return of capital to the extent of the shareholder's tax basis in their shares. Any excess will be treated as gain from the sale of those shares, as discussed below. Shareholders will be advised annually as to the U.S. federal income tax consequences of distributions made (or deemed made) during the year. If prior distributions made by the Trust must be re-characterized as a non-taxable return of capital at the end of the fiscal year as a result of the effect of the Trust's investment policies, they will be identified as such in notices sent to shareholders.

      Distributions  by the Trust  will be  treated  in the  manner  described above regardless of whether the  distributions  are paid in cash or reinvested in  additional  shares  of  the  Trust  (or  of  another  fund).  Shareholders receiving a distribution  in the form of additional  shares will be treated as receiving a  distribution  in an amount  equal to the fair market value of the shares received, determined as of the reinvestment date.

      The Trust will be required in certain cases to withhold 28% of ordinary income dividends, capital gains distributions and the proceeds of the redemption of shares, paid to any shareholder (1) who has failed to provide a correct taxpayer identification number or to properly certify that number
-------
when required, (2) who is subject to backup withholding for failure to report the receipt of interest or dividend income properly, or (3) who has failed to certify to the Trust that the shareholder is not subject to backup withholding or is an "exempt recipient" (such as a corporation). All income and any tax withheld by the Trust is remitted by the Trust to the U.S.
Treasury and is identified in reports mailed to shareholders in January of each year.

|X|   Tax Effects of Redemptions of Shares. If a shareholder redeems all or a portion of his/her shares, the shareholder will recognize a gain or loss on
       -
the redeemed shares in an amount equal to the difference between the proceeds of the redeemed shares and the shareholder's adjusted tax basis in the shares.  All or a portion of any loss recognized in that manner may be disallowed if the shareholder purchases other shares of the Trust within 30 days before or after the redemption.

      In general, any gain or loss arising from the redemption of shares of the Trust will be considered capital gain or loss, if the shares were held as a capital asset. It will be long-term capital gain or loss if the shares were held for more than one year.  However, any capital loss arising from the redemption of shares held for six months or less will be treated as a long-term capital loss to the extent of the amount of capital gain dividends received on those shares. Special holding period rules under the Internal
Revenue Code apply in this case to determine the holding period of shares and there are limits on the deductibility of capital losses in any year.

|X|   Foreign Shareholders.  Under U.S. tax law, taxation of a shareholder who is a foreign person (including, but not limited to, a nonresident alien individual, a foreign trust, a foreign estate, a foreign corporation, or a foreign partnership) primarily depends on whether the foreign person's income from the Trust is effectively connected with the conduct of a U.S. trade or business. Typically, ordinary income dividends paid from a mutual fund are not considered "effectively connected" income.

      Ordinary income dividends that are paid by the Trust (and are deemed not "effectively connected income") to foreign persons will be subject to a
U.S. tax withheld by the Trust at a rate of 30%, provided the Trust obtains a properly completed and signed Certificate of Foreign Status. The tax rate may be reduced if the foreign person's country of residence has a tax treaty with the U.S. allowing for a reduced tax rate on ordinary income dividends paid by the Trust. All income and any tax withheld by the Trust is remitted by the
Trust to the U.S. Treasury and is identified in reports mailed to shareholders in March of each year.

      If the ordinary income dividends from the Trust are effectively
                                                      ---
connected with the conduct of a U.S. trade or business, then the foreign person may claim an exemption from the U.S. tax described above provided the
Trust obtains a properly completed and signed Certificate of Foreign Status.

      If the foreign person fails to provide a certification of his/her foreign status, the Trust will be required to withhold U.S. tax at a rate of
28% on ordinary income dividends, capital gains distributions and the proceeds of the redemption of shares, paid to any foreign person. All income and any tax withheld (in this situation) by the Trust is remitted by the
Trust to the U.S. Treasury and is identified in reports mailed to shareholders in January of each year.

      The tax consequences to foreign persons entitled to claim the benefits of an applicable tax treaty may be different from those described herein.
Foreign shareholders are urged to consult their own tax advisors or the U.S.
Internal Revenue Service with respect to the particular tax consequences to them of an investment in the Trust, including the applicability of the U.S.
withholding taxes described above.

Dividend Reinvestment in Another Trust.  Direct shareholders of the Trust may elect to reinvest all dividends and/or capital gains distributions in Class A shares of any eligible fund listed above. To elect this option, the shareholder must notify the Transfer Agent in writing and must have an existing account in the fund selected for reinvestment.  Otherwise, the shareholder first must obtain a prospectus for that fund and an application from the Distributor to establish an account.  The investment will be made at the close of business on the payable date of the dividend or distribution.

Additional Information About the Trust

The Distributor.  The Trust's shares are sold through dealers, brokers and other financial institutions that have a sales agreement with the
Sub-Distributor.  The Distributor and the Sub-Distributor also distribute shares of the other funds managed by the Manager or an affiliate.

The Transfer Agent.  Shareholder Services, Inc., the Trust's Transfer Agent,
is responsible for maintaining the Trust's shareholder registry and shareholder accounting records, and for paying dividends and distributions to shareholders of the Trust.  It also handles shareholder servicing and administrative functions.  It serves as the Transfer Agent for an annual per account fee.

The Custodian.  Citibank, N.A. is the Custodian of the Trust's assets.  The
Custodian's responsibilities include safeguarding and controlling the Trust's portfolio securities and handling the delivery of such securities to and from the Trust.  It is the practice of the Trust to deal with the Custodian in a manner uninfluenced by any banking relationship the Custodian may have with the Manager and its affiliates.  The Trust's cash balances with the Custodian in excess of $100,000 are not protected by federal deposit insurance.  Those uninsured balances at times may be substantial.

Independent Auditors.  Deloitte & Touche LLP are the independent auditors of the Trust.  They audit the Trust's financial statements and perform other related audit services.  They also act as auditors for the Manager and
OppenheimerFunds, Inc. and for certain other funds advised by the Manager and its affiliates.
INDEPENDENT AUDITORS' REPORT --------------------------------------------------------------------------------
 	To the Board of Trustees and Shareholders of Centennial Money Market Trust: We have audited the accompanying statement of assets and liabilities of Centennial Money Market Trust, including the statement of investments, as of June 30, 2003, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Trust’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

 	We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of June 30, 2003, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

 	In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Centennial Money Market Trust as of June 30, 2003, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

Deloitte & Touche LLP Denver, Colorado July 22, 2003 STATEMENT OF INVESTMENTS June 30, 2003 Principal Value Amount See Note 1 -------------------------------------------------------------------------- Certificates of Deposit--10.9% -------------------------------------------------------------------------- Domestic Certificates of Deposit--2.4% Bank of New York: 1.27%, 7/21/03 $ 50,000,000 $ 50,000,275 1.29%, 8/21/03 62,500,000 62,501,750 -------------------------------------------------------------------------- Citibank NA, 1.25%, 7/28/03 100,000,000 100,000,000 -------------------------------------------------------------------------- National Bank of Commerce, Tennessee: 1.225%, 6/14/04 1 80,000,000 79,991,928 1.256%, 5/12/04 1 40,000,000 40,000,000 -------------------------------------------------------------------------- State Street Bank and Trust: 1.26%, 7/23/03 50,000,000 50,000,152 1.26%, 7/30/03 100,000,000 100,000,400 -------------------------------------------------------------------------- Wells Fargo Bank NA, 1.23%, 7/7/03 65,000,000 65,000,000 ---------------- 547,494,505 -------------------------------------------------------------------------- Yankee Certificates of Deposit--8.5% Bank of Scotland, New York: 1.11%, 8/13/03 90,000,000 90,000,000 1.195%, 8/8/03 100,000,000 99,999,474 1.23%, 7/15/03 12,500,000 12,499,948 -------------------------------------------------------------------------- Barclays Bank plc, 1.175%, 10/2/03 90,000,000 90,001,147 -------------------------------------------------------------------------- Barclays Bank plc, New York, 1.17%, 10/2/03 100,000,000 100,000,000 -------------------------------------------------------------------------- BNP Paribas, Chicago, 1.22%, 8/25/03 120,000,000 120,000,000 -------------------------------------------------------------------------- Canadian Imperial Bank of Commerce, New York: 1.05%, 8/25/03 50,000,000 50,000,000 1.22%, 8/6/03 95,000,000 95,000,000 1.22%, 8/14/03 95,000,000 95,000,000 1.23%, 8/7/03 75,000,000 75,000,000 -------------------------------------------------------------------------- Credit Lyonnais North America, Inc.: 1.21%, 8/20/03 50,000,000 49,915,972 1.21%, 8/21/03 50,000,000 49,914,292 1.245%, 10/10/03 80,000,000 79,720,567 1.255%, 7/17/03 50,000,000 49,972,111 1.265%, 10/9/03 98,700,000 98,406,872 1.275%, 7/28/03 50,000,000 49,952,187 1.32%, 7/9/03 38,000,000 37,988,853 Principal Value Amount See Note 1 -------------------------------------------------------------------------- Yankee Certificates of Deposit Continued Lloyds TSB Bank plc, New York: 1.145%, 11/12/03 $ 42,400,000 $ 42,400,000 1.18%, 11/4/03 50,000,000 50,000,000 1.26%, 8/11/03 72,000,000 71,999,593 -------------------------------------------------------------------------- Nordea Bank Finland plc, New York Branch, 1.16%, 9/17/03 50,000,000 50,000,000 -------------------------------------------------------------------------- Royal Bank of Scotland, New York: 1.05%, 8/11/03 50,000,000 50,000,000 1.05%, 8/13/03 35,000,000 35,000,000 1.05%, 8/15/03 50,000,000 50,000,000 -------------------------------------------------------------------------- Svenska Handelsbanken, New York: 1.17%, 10/3/03 27,000,000 27,000,000 1.19%, 10/2/03 57,000,000 57,001,464 1.21%, 9/4/03 40,000,000 40,015,102 1.23%, 8/14/03 40,000,000 40,000,243 1.275%, 9/4/03 100,000,000 100,000,896 -------------------------------------------------------------------------- UBS AG Stamford CT: 1.105%, 8/15/03 50,000,000 50,000,311 1.105%, 8/29/03 50,000,000 50,000,408 ---------------- 1,956,789,440 ---------------- Total Certificates of Deposit (Cost $2,504,283,945) 2,504,283,945 -------------------------------------------------------------------------- DIRECT BANK OBLIGATIONS--18.4% AB SPINTAB: 0.97%, 8/18/03 72,000,000 71,906,880 0.98%, 8/21/03 48,500,000 48,432,666 0.99%, 8/26/03 95,000,000 94,853,700 1.21%, 8/14/03 115,000,000 114,829,378 -------------------------------------------------------------------------- Bank of New York, 1.87%, 8/5/03 30,000,000 30,017,183 -------------------------------------------------------------------------- Bank One NA: 1.16%, 11/10/03 100,000,000 100,007,120 1.17%, 11/6/03 45,500,000 45,504,703 1.25%, 8/13/03 100,000,000 99,999,407 1.25%, 8/14/03 50,000,000 49,999,696 1.25%, 8/15/03 85,000,000 84,999,472 -------------------------------------------------------------------------- Barclays US Funding Corp.: 1.145%, 11/19/03 130,000,000 129,417,004 1.145%, 11/21/03 40,000,000 39,818,072 -------------------------------------------------------------------------- BNP Paribas Finance, Inc., 0.96%, 9/16/03 50,000,000 49,897,333 4 | CENTENNIAL MONEY MARKET TRUST Principal Value Amount See Note 1 -------------------------------------------------------------------------- Direct Bank Obligations Continued Danske Corp., Series A: 1.055%, 12/9/03 $ 80,000,000 $ 79,622,544 1.07%, 9/10/03 68,500,000 68,355,446 1.20%, 8/8/03 200,000,000 199,746,667 1.21%, 8/18/03 75,000,000 74,879,000 1.21%, 8/20/03 20,000,000 19,966,111 -------------------------------------------------------------------------- Fifth Third Bank: 1.255%, 8/20/03 100,000,000 100,000,000 1.255%, 8/22/03 100,000,000 100,000,000 -------------------------------------------------------------------------- Governor & Co. of the Bank of Ireland: 0.93%, 9/25/03 2 50,000,000 49,888,917 1.07%, 9/8/03 2 18,700,000 18,661,649 1.15%, 11/17/03 2 170,000,000 169,245,153 1.205%, 8/28/03 2 90,000,000 89,825,275 1.21%, 8/19/03 2 50,000,000 49,917,653 1.23%, 7/2/03 2 65,000,000 64,997,779 -------------------------------------------------------------------------- HBOS Treasury Services: 1.20%, 9/4/03 20,000,000 19,956,667 1.22%, 7/2/03 72,200,000 72,197,553 1.23%, 7/24/03 37,900,000 37,870,217 1.23%, 7/28/03 29,370,000 29,342,906 1.25%, 7/29/03 45,500,000 45,455,764 1.265%, 8/5/03 16,000,000 15,980,322 -------------------------------------------------------------------------- LaSalle Bank NA: 0.93%, 9/25/03 140,000,000 140,000,000 1.21%, 8/12/03 100,000,000 100,000,000 -------------------------------------------------------------------------- Nationwide Building Society: 1.09%, 8/13/03 90,000,000 89,882,825 1.10%, 9/10/03 70,000,000 69,848,139 1.22%, 8/11/03 90,000,000 89,874,950 1.24%, 7/25/03 40,000,000 39,966,933 1.25%, 7/3/03 100,000,000 99,993,056 1.26%, 8/26/03 50,000,000 49,902,000 -------------------------------------------------------------------------- Nordea North America, Inc.: 1.15%, 11/3/03 8,000,000 7,968,056 1.15%, 11/7/03 121,000,000 120,499,874 1.23%, 8/4/03 75,000,000 74,912,875 1.245%, 7/16/03 65,000,000 64,966,281 1.245%, 10/15/03 20,000,000 19,926,683 1.25%, 7/18/03 100,000,000 99,940,972 -------------------------------------------------------------------------- Rabobank Nederland NV, 1.06%, 9/8/03 100,000,000 99,796,833 -------------------------------------------------------------------------- Societe Generale North America: 0.97%, 9/16/03 60,000,000 59,875,517 1.02%, 9/3/03 56,000,000 55,899,342 Principal Value Amount See Note 1 -------------------------------------------------------------------------- Societe Generale North America: Continued 1.14%, 9/12/03 $ 50,000,000 $ 49,884,417 1.165%, 9/8/03 30,000,000 29,933,012 1.17%, 10/1/03 60,000,000 59,820,600 1.25%, 7/9/03 30,000,000 29,991,667 -------------------------------------------------------------------------- Svenska Handelsbanken, Inc., Series S: 1.25%, 7/28/03 55,000,000 54,947,988 1.25%, 8/6/03 25,000,000 24,968,750 1.25%, 8/8/03 50,000,000 49,934,028 1.27%, 8/12/03 5,000,000 4,992,592 1.28%, 7/15/03 10,000,000 9,995,022 1.28%, 7/23/03 25,000,000 24,980,444 -------------------------------------------------------------------------- Swedbank AB, 1%, 9/15/03 100,000,000 99,788,889 -------------------------------------------------------------------------- UBS Finance (Delaware) LLC, 1.08%, 7/1/03 200,000,000 200,000,000 -------------------------------------------------------------------------- Wells Fargo Bank NA, 1.22%, 8/15/03 58,000,000 58,000,000 ---------------- Total Direct Bank Obligations (Cost $4,246,083,982) 4,246,083,982 -------------------------------------------------------------------------- Letters of Credit--0.1% Barclays Bank plc, guaranteeing commercial paper of Banco Nacional de Comercio Exterior SNC, 1.26%, 7/16/03 (Cost $13,992,650) 14,000,000 13,992,650 -------------------------------------------------------------------------- Short-Term Notes--47.9% -------------------------------------------------------------------------- Asset-Backed--19.1% Atlantic Asset Securitization Corp.: 1%, 7/17/03 2 17,600,000 17,592,178 1%, 9/18/03 2 141,789,000 141,477,852 1.23%, 7/9/03 2 50,000,000 49,986,333 1.23%, 7/11/03 2 50,000,000 49,982,917 1.24%, 7/2/03 2 59,589,000 59,586,935 1.32%, 7/1/03 2 21,119,000 21,119,000 -------------------------------------------------------------------------- Barton Capital Corp., 1.08%, 7/1/03 2 79,872,000 79,872,000 -------------------------------------------------------------------------- Crown Point Capital Co.: 1%, 12/12/03 2 3,860,000 3,842,416 1.05%, 9/19/03 2 100,000,000 99,766,667 1.22%, 7/24/03 2 16,900,000 16,886,827 1.22%, 8/22/03 2 46,000,000 45,918,938 1.26%, 7/18/03 2 36,700,000 36,678,164 1.26%, 7/25/03 2 65,199,000 65,144,233 1.28%, 7/10/03 2 53,000,000 52,983,040 5 | CENTENNIAL MONEY MARKET TRUST STATEMENT OF INVESTMENTS Continued Principal Value Amount See Note 1 -------------------------------------------------------------------------- Asset-Backed Continued Fairway Finance Corp.: 1.10%, 12/10/03 2 $ 17,672,000 $ 17,584,524 1.22%, 8/27/03 2 32,847,000 32,783,551 1.23%, 8/15/03 2 44,879,000 44,809,999 1.23%, 9/25/03 2 50,000,000 49,853,083 1.25%, 7/15/03 2 94,008,000 93,962,029 1.275%, 8/8/03 2 30,781,000 30,739,574 1.28%, 8/1/03 2 38,779,000 38,736,257 -------------------------------------------------------------------------- FCAR Owner Trust I: 1.23%, 7/17/03 100,000,000 99,943,556 1.25%, 8/22/03 124,500,000 124,287,472 1.29%, 7/21/03 110,000,000 109,921,167 -------------------------------------------------------------------------- Galaxy Funding, Inc., 0.99%, 9/26/03 2 23,500,000 23,443,776 -------------------------------------------------------------------------- Gemini Securitization Corp., 1.26%, 7/7/03 2 100,000,000 99,979,000 -------------------------------------------------------------------------- GOVCO, Inc.: 0.95%, 9/22/03 2 50,000,000 49,890,486 1.24%, 7/7/03 2 21,000,000 20,995,660 1.26%, 7/18/03 2 100,000,000 99,940,500 1.26%, 10/15/03 2 25,000,000 24,907,250 -------------------------------------------------------------------------- Greyhawk Funding LLC: 0.97%, 8/18/03 2 44,000,000 43,943,093 1.13%, 7/16/03 2 11,345,000 11,339,800 1.26%, 7/10/03 2 50,000,000 49,984,250 -------------------------------------------------------------------------- La Fayette Asset Securitization: 0.98%, 8/18/03 2 16,000,000 15,979,093 1.03%, 9/18/03 2 60,321,000 60,184,658 1.05%, 7/18/03 2 45,400,000 45,377,489 1.10%, 7/21/03 2 50,000,000 49,969,444 1.29%, 7/11/03 2 40,000,000 39,985,667 -------------------------------------------------------------------------- Lexington Parker Capital Co. LLC: 1.10%, 9/4/03 2 50,000,000 49,900,694 1.23%, 8/21/03 2 30,000,000 29,947,725 1.23%, 9/2/03 2 16,000,000 15,971,440 1.23%, 9/5/03 2 95,000,000 94,791,733 1.23%, 9/8/03 2 25,000,000 24,941,063 1.27%, 7/11/03 2 24,000,000 23,991,533 1.27%, 7/22/03 2 36,177,000 36,150,199 1.27%, 7/25/03 2 125,000,000 124,894,367 -------------------------------------------------------------------------- Neptune Funding Corp.: 1%, 9/30/03 2 20,000,000 19,949,444 1.08%, 9/24/03 2 23,966,000 23,904,887 1.20%, 9/22/03 2 141,220,000 140,840,625 1.23%, 12/3/03 2 64,900,000 64,556,300 1.25%, 8/25/03 2 50,000,000 49,904,514 1.31%, 8/11/03 2 36,233,000 36,178,942 1.32%, 7/23/03 2 36,108,000 36,078,873 PRINCIPAL VALUE AMOUNT SEE NOTE 1 -------------------------------------------------------------------------- Asset-Backed Continued New Center Asset Trust: 1.225%, 9/22/03 $ 50,000,000 $ 49,858,785 1.25%, 10/10/03 70,000,000 69,754,514 1.26%, 7/14/03 39,000,000 38,982,255 1.265%, 8/28/03 50,000,000 49,898,097 -------------------------------------------------------------------------- Old Line Funding Corp., 0.95%, 9/5/03 2 65,133,000 65,019,560 -------------------------------------------------------------------------- Perry Global Funding LLC, Series A: 0.95%, 9/25/03 2 40,000,000 39,908,745 1.06%, 10/17/03 2 40,000,000 39,872,800 1.23%, 8/12/03 2 23,000,000 22,966,995 1.23%, 8/21/03 2 90,000,000 89,843,175 1.23%, 8/27/03 2 10,000,000 9,980,525 1.24%, 8/5/03 2 72,300,000 72,212,838 1.26%, 10/14/03 2 43,248,000 43,089,064 1.275%, 7/22/03 2 45,500,000 45,466,159 1.28%, 7/7/03 2 70,332,000 70,316,996 -------------------------------------------------------------------------- Preferred Receivables Funding Corp., 1.25%, 10/10/03 2 60,210,000 60,024,097 -------------------------------------------------------------------------- Scaldis Capital LLC: 1.02%, 9/11/03 2 60,000,000 59,877,600 1.115%, 8/29/03 2 70,241,000 70,112,644 1.23%, 9/12/03 2 25,149,000 25,086,274 1.24%, 9/19/03 2 70,683,000 70,488,229 1.27%, 7/25/03 2 32,200,000 32,172,737 1.27%, 10/9/03 2 31,636,000 31,524,395 1.28%, 8/22/03 2 34,994,000 34,929,300 -------------------------------------------------------------------------- Sheffield Receivables Corp.: 0.95%, 12/15/03 2 73,382,000 73,058,610 1.08%, 7/14/03 2 22,300,000 22,291,303 1.26%, 7/3/03 2 33,870,000 33,867,629 -------------------------------------------------------------------------- Windmill Funding Corp.: 1.23%, 7/10/03 2 19,550,000 19,543,988 1.25%, 7/9/03 2 45,000,000 44,987,500 1.25%, 7/16/03 2 50,000,000 49,973,958 1.26%, 7/23/03 2 22,000,000 21,983,060 -------------------------------------------------------------------------- Yorktown Capital LLC: 0.98%, 8/1/03 2 59,324,000 59,273,937 0.98%, 8/6/03 2 136,500,000 136,366,230 1.03%, 7/18/03 2 46,100,000 46,077,578 ---------------- 4,390,190,794 6 | CENTENNIAL MONEY MARKET TRUST Principal Value Amount See Note 1 -------------------------------------------------------------------------- Automobiles--1.2% BMW US Capital Corp.: 1.22%, 8/14/03 $ 50,000,000 $ 49,925,444 1.22%, 8/19/03 110,000,000 109,817,339 1.24%, 7/21/03 26,000,000 25,982,089 1.30%, 7/14/03 95,000,000 94,956,486 ---------------- 280,681,358 -------------------------------------------------------------------------- Capital Markets--6.1% Banc of America Securities LLC, 1.463%, 7/1/03 1 20,000,000 20,000,000 -------------------------------------------------------------------------- Bear Stearns Cos., Inc.: 1.04%, 9/4/03 76,000,000 75,857,289 1.21%, 8/4/03 99,000,000 98,886,865 1.23%, 7/30/03 75,000,000 74,925,687 1.25%, 7/23/03 100,000,000 99,923,611 -------------------------------------------------------------------------- Citigroup Global Markets Holdings, Inc.: 1.10%, 9/12/03 150,000,000 149,699,889 1.205%, 8/7/03 110,000,000 109,863,768 1.24%, 7/24/03 65,000,000 64,948,506 1.245%, 7/17/03 90,000,000 89,950,200 -------------------------------------------------------------------------- Goldman Sachs Group LP: 1.23%, 11/24/03 95,500,000 95,500,000 1.25%, 11/7/03 3 46,000,000 46,000,000 1.25%, 11/24/03 3 22,000,000 22,000,000 1.26%, 9/8/03 3 95,000,000 95,000,000 1.28%, 9/10/03 3 90,500,000 90,500,000 1.28%, 10/31/03 3 6,900,000 6,900,000 1.30%, 10/31/03 3 65,000,000 65,000,000 -------------------------------------------------------------------------- Morgan Stanley, 1.313%, 12/2/03 1 188,300,000 188,300,000 -------------------------------------------------------------------------- Salomon Smith Barney Holdings, Inc., 1.26%, 7/10/03 15,000,000 14,995,275 ---------------- 1,408,251,090 -------------------------------------------------------------------------- Chemicals--1.8% BASF AG: 1.21%, 8/18/03 2 100,000,000 99,838,666 1.23%, 8/7/03 2 116,000,000 115,853,357 1.26%, 8/25/03 2 50,000,000 49,903,750 1.26%, 8/29/03 2 149,000,000 148,692,315 ---------------- 414,288,088 Principal Value Amount See Note 1 -------------------------------------------------------------------------- Commercial Banks--0.4% JPMorgan Chase Bank, 1.247%, 7/28/03 $ 100,000,000 $ 99,906,475 ---------------- 99,906,475 -------------------------------------------------------------------------- Commercial Finance--0.3% Private Export Funding Corp.: 1.03%, 11/25/03 2 10,000,000 9,957,942 1.175%, 10/2/03 2 31,000,000 30,905,902 1.27%, 7/30/03 2 22,000,000 21,977,493 ---------------- 62,841,337 -------------------------------------------------------------------------- Consumer Finance--1.5% American Express Credit Corp.: 1.23%, 7/7/03 32,000,000 31,993,440 1.23%, 7/10/03 100,000,000 99,969,250 1.23%, 7/14/03 54,200,000 54,175,926 1.24%, 7/11/03 111,180,000 111,142,098 1.24%, 7/16/03 23,100,000 23,088,065 -------------------------------------------------------------------------- American Express Credit Corp., Series B, 1.19%, 12/17/03 1 25,000,000 25,008,164 ---------------- 345,376,943 -------------------------------------------------------------------------- Diversified Financial Services--1.9% General Electric Capital Corp., 1.27%, 8/7/03 49,000,000 48,936,041 -------------------------------------------------------------------------- General Electric Capital Services: 1.17%, 10/8/03 100,000,000 99,678,250 1.22%, 9/8/03 73,000,000 72,829,302 -------------------------------------------------------------------------- Prudential Funding LLC: 1.05%, 10/6/03 100,000,000 99,717,083 1.23%, 8/29/03 100,000,000 99,798,417 1.27%, 8/6/03 25,000,000 24,968,250 ---------------- 445,927,343 -------------------------------------------------------------------------- Food Products--0.9% Cargill, Inc., 0.97%, 9/4/03 2 25,000,000 24,956,215 -------------------------------------------------------------------------- Nestle Capital Corp.: 1.04%, 10/2/03 2 50,000,000 49,865,667 1.04%, 10/28/03 2 59,000,000 58,797,171 1.14%, 9/2/03 2 66,000,000 65,868,330 ---------------- 199,487,383 7 | CENTENNIAL MONEY MARKET TRUST STATEMENT OF INVESTMENTS Continued Principal Value Amount See Note 1 -------------------------------------------------------------------------- Insurance--4.6% Allstate Life Insurance Co., 1.32%, 7/1/03 1 $ 50,000,000 $ 50,000,000 -------------------------------------------------------------------------- General Electric Capital Assurance Co., 1.37%, 12/1/03 1,3 143,000,000 143,000,000 -------------------------------------------------------------------------- ING America Insurance Holdings, Inc.: 1.23%, 7/17/03 38,753,000 38,731,815 1.23%, 8/1/03 45,000,000 44,952,338 1.23%, 8/11/03 50,000,000 49,929,958 1.35%, 7/1/03 11,100,000 11,100,000 -------------------------------------------------------------------------- Jackson National Life Insurance Co.: 1.29%, 3/1/04 1 70,000,000 70,000,000 1.33%, 7/1/03 1 48,000,000 48,000,000 -------------------------------------------------------------------------- Metropolitan Life Insurance Co.: 1.35%, 7/1/03 1 100,000,000 100,000,000 1.37%, 7/1/03 1 123,500,000 123,500,000 -------------------------------------------------------------------------- Pacific Life Insurance Co., 1.34%, 7/1/03 1,3 71,000,000 71,000,000 -------------------------------------------------------------------------- Prudential Insurance Co. of America, 1.33%, 7/1/03 1 165,000,000 165,000,000 -------------------------------------------------------------------------- Travelers Insurance Co., 1.33%, 12/1/03 1,3 50,000,000 50,000,000 -------------------------------------------------------------------------- United of Omaha Life Insurance Co.: 1.42%, 7/1/03 1 50,000,000 50,000,000 1.42%, 7/1/03 1,3 16,000,000 16,000,000 1.42%, 7/1/03 1,3 15,000,000 15,000,000 ---------------- 1,046,214,111 -------------------------------------------------------------------------- Leasing & Factoring--1.2% American Honda Finance Corp.: 1.239%, 2/4/04 1,4 27,000,000 27,000,000 1.27%, 8/4/03 1,4 15,000,000 15,000,000 1.43%, 4/13/04 1,4 40,000,000 40,053,231 -------------------------------------------------------------------------- Volkswagen of America: 1.15%, 9/12/03 2 25,000,000 24,941,701 1.16%, 8/20/03 2 35,000,000 34,943,611 1.24%, 8/1/03 2 30,000,000 29,967,967 1.26%, 8/21/03 2 100,000,000 99,821,500 ---------------- 271,728,010 Principal Value Amount See Note 1 -------------------------------------------------------------------------- Media--0.1% McGraw-Hill Cos., Inc.: 1.12%, 9/9/03 $ 25,000,000 $ 24,945,555 1.18%, 9/17/03 8,000,000 7,979,547 ---------------- 32,925,102 -------------------------------------------------------------------------- Metals & Mining--0.7% Rio Tinto America, Inc., 1.22%, 7/11/03 2 79,265,000 79,238,138 -------------------------------------------------------------------------- Rio Tinto Ltd.: 1.23%, 7/29/03 2 50,000,000 49,952,167 1.25%, 7/1/03 2 32,413,000 32,413,000 ---------------- 161,603,305 -------------------------------------------------------------------------- Oil & Gas--1.3% Chevron UK Investment plc: 0.93%, 9/24/03 2 25,000,000 24,945,104 1.10%, 9/12/03 2 25,000,000 24,944,236 1.25%, 8/18/03 2 15,000,000 14,975,000 1.26%, 8/7/03 2 30,000,000 29,961,150 -------------------------------------------------------------------------- Total Capital: 1.265%, 8/6/03 2 75,000,000 74,905,125 1.27%, 8/4/03 2 134,600,000 134,438,555 ---------------- 304,169,170 -------------------------------------------------------------------------- Pharmaceuticals--1.0% Aventis: 0.98%, 9/17/03 2 43,750,000 43,657,104 1.03%, 9/8/03 2 16,905,000 16,871,627 1.03%, 9/9/03 2 19,850,000 19,810,245 1.21%, 8/28/03 2 24,000,000 23,953,213 1.23%, 8/15/03 2 60,000,000 59,907,750 1.24%, 7/8/03 2 27,000,000 26,993,490 1.25%, 7/18/03 2 20,000,000 19,988,195 -------------------------------------------------------------------------- Pfizer, Inc., 1.08%, 12/3/03 2 25,500,000 25,381,425 ---------------- 236,563,049 -------------------------------------------------------------------------- Special Purpose Financial--5.8% AriesOne Metafolio Corp.: 1.13%, 7/11/03 2 50,000,000 49,984,306 1.20%, 7/8/03 2 41,500,000 41,490,317 1.27%, 7/7/03 2 25,000,000 24,994,708 8 | CENTENNIAL MONEY MARKET TRUST Principal Value Amount See Note 1 -------------------------------------------------------------------------- Special Purpose Financial Continued Blue Spice LLC: 1.25%, 7/2/03 2,3 $ 125,000,000 $ 124,995,660 1.25%, 7/8/03 2,3 50,000,000 49,987,847 --------------------------------------------------------------------------- Cooperative Assn of Tractor Dealers, Inc., Series A: 0.95%, 12/19/03 5,600,000 5,574,730 1%, 12/12/03 10,300,000 10,253,078 1.23%, 8/29/03 6,300,000 6,287,300 1.24%, 8/25/03 15,100,000 15,071,394 1.33%, 7/16/03 28,200,000 28,184,373 --------------------------------------------------------------------------- Cooperative Assn. of Tractor Dealers, Inc., Series B: 0.97%, 12/8/03 10,600,000 10,554,302 1.20%, 10/27/03 38,000,000 37,850,533 1.22%, 10/7/03 12,900,000 12,857,158 --------------------------------------------------------------------------- CORSAIR Trust, Series 1-1005, 1.339%, 9/17/03 1,4 65,000,000 65,000,000 --------------------------------------------------------------------------- K2 (USA) LLC: 1.057%, 7/15/04 1,4,5 35,000,000 34,989,500 1.10%, 12/10/03 2 10,500,000 10,448,025 1.18%, 9/3/03 2 19,000,000 18,960,142 1.19%, 12/1/03 2 50,000,000 49,747,125 1.23%, 9/5/03 2 38,000,000 37,914,310 1.25%, 7/17/03 2 12,400,000 12,393,111 1.27%, 7/7/03 2 10,500,000 10,497,778 1.27%, 8/29/03 2 25,000,000 24,947,965 1.28%, 8/1/03 2 46,500,000 46,448,747 1.28%, 8/22/03 2 35,000,000 34,935,289 --------------------------------------------------------------------------- LINKS Finance LLC: 1.10%, 9/12/03 2 39,000,000 38,913,008 1.12%, 9/8/03 2 30,000,000 29,935,600 1.18%, 9/3/03 2 33,000,000 32,930,773 1.23%, 8/4/03 2 47,500,000 47,444,821 1.23%, 8/6/03 2 10,000,000 9,987,700 1.308%, 1/22/04 1,4 100,000,000 99,990,000 --------------------------------------------------------------------------- Parkland (USA) LLC: 1.034%, 2/24/04 1,4 15,000,000 15,000,000 1.038%, 5/24/04 1,4 25,000,000 24,997,722 1.11%, 1/30/04 1,4 50,000,000 50,000,000 --------------------------------------------------------------------------- RACERS, Series 2002-31-C, 1.30%, 9/3/03 1,4 70,000,000 69,906,200 --------------------------------------------------------------------------- RACERS, Series 2002-36-C, 1.288%, 10/1/03 1,4 65,000,000 64,908,350 Principal Value Amount See Note 1 --------------------------------------------------------------------------- Special Purpose Financial Continued RACERS, Series 2002-42-C, 1.12%, 11/17/03(1,3) $ 90,000,000 $ 89,872,560 ----------------- 1,338,254,432 ----------------- Total Short-Term Notes (Cost $11,038,407,990) 11,038,407,990 --------------------------------------------------------------------------- U.S. Government Agencies--21.6% FNMA Master Credit Facility: 0.92%, 10/1/03 37,000,000 36,913,009 0.94%, 10/1/03 5 51,100,000 50,977,246 0.95%, 1/2/04 5 75,000,000 74,633,854 1.19%, 9/2/03 40,000,000 39,916,700 1.20%, 7/1/03-9/2/03 52,900,000 52,830,910 1.23%, 7/1/03 50,000,000 50,000,000 1.24%, 7/1/03-8/1/03 72,228,000 72,205,712 1.25%, 7/1/03-7/3/03 75,000,000 74,996,528 --------------------------------------------------------------------------- Federal Home Loan Bank: 1.05%, 12/3/03 28,437,000 28,308,441 1.07%, 7/14/04 33,000,000 33,000,000 1.08%, 7/16/04 50,000,000 50,000,000 1.09%, 11/7/03-11/14/03 44,213,000 44,036,592 1.105%, 11/13/03 40,000,000 39,834,250 1.40%, 6/2/04 25,000,000 25,000,000 5.125%, 9/15/03 95,000,000 95,774,053 --------------------------------------------------------------------------- Federal Home Loan Mortgage Corp.: 0.90%, 10/24/03-10/30/03 127,732,000 127,354,611 0.915%, 10/20/03 220,000,000 219,381,637 0.92%, 9/29/03 100,000,000 99,770,000 0.965%, 9/18/03 150,000,000 149,680,708 0.97%, 9/25/03 162,500,000 162,135,396 1.01%, 12/31/03 175,000,000 174,101,521 1.05%, 12/1/03-12/5/03 144,900,000 144,248,860 1.06%, 11/21/03 80,000,000 79,663,156 1.08%, 12/12/03 50,000,000 49,754,000 1.09%, 9/11/03-9/22/03 296,433,000 295,758,860 1.14%, 9/30/03 129,694,000 129,321,668 1.165%, 10/9/03 119,000,000 118,616,556 --------------------------------------------------------------------------- Federal National Mortgage Assn.: 1.035%, 12/29/03 140,000,000 139,274,492 1.05%, 12/3/03 75,000,000 74,660,937 1.06%, 7/20/04 50,000,000 50,000,000 1.08%, 11/19/03 225,000,000 224,022,792 9 | CENTENNIAL MONEY MARKET TRUST STATEMENT OF INVESTMENTS Continued Principal Value Amount See Note 1 --------------------------------------------------------------------------- U.S. Government Agencies Continued Federal National Mortgage Assn.: Continued 1.085%, 9/3/03-9/10/03 $ 371,121,000 $ 370,363,279 1.105%, 11/12/03 50,000,000 49,794,347 1.14%, 8/27/03-11/26/03 427,715,000 425,990,978 1.155%, 10/1/03 75,000,000 74,778,625 1.16%, 10/8/03 110,000,000 109,649,100 1.185%, 9/17/03-9/19/03 253,932,000 253,274,366 1.19%, 9/24/03 295,000,000 294,189,962 1.22%, 7/9/03 200,000,000 199,945,778 1.235%, 8/20/03 150,000,000 149,761,458 1.25%, 7/7/04 30,000,000 30,000,000 ----------------- Total U.S. Government Agencies (Cost $4,963,920,382) 4,963,920,382 --------------------------------------------------------------------------- Total Investments, At Value (COST $22,766,688,949) 98.9% 22,766,688,949 --------------------------------------------------------------------------- Other Assets Net of Liabilities 1.1 251,908,724 ---------------------------------- Net Assets 100.0% $23,018,597,673 ================================== Footnotes to Statement of Investments

Short-term notes, direct bank obligations and letters of credit are generally traded on a discount basis; the interest rate shown is the discount rate received by the Trust at the time of purchase. Other securities normally bear interest at the rates shown.

1. Represents the current interest rate for a variable or increasing rate security. 2. Security issued in an exempt transaction without registration under the Securities Act of 1933. Such securities amount to $6,555,665,717, or 28.48% of the Trust's net assets, and have been determined to be liquid pursuant to guidelines adopted by the Board of Trustees. 3. Identifies issues considered to be illiquid--See Note 4 of Notes to Financial Statements. 4. Represents securities sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended. These securities have been determined to be liquid under guidelines established by the Board of Trustees. These securities amount to $506,845,003 or 2.20% of the Trust's net assets as of June 30, 2003. 5. When-issued security to be delivered and settled after June 30, 2003. See Note 1 of Notes to Financial Statements. See accompanying Notes to Financial Statements 10 | CENTENNIAL MONEY MARKET TRUST STATEMENT OF ASSETS AND LIABILITIES June 30, 2003

-------------------------------------------------------------------------------------------------------
 Assets
 Investments, at value (cost $22,766,688,949)--see accompanying statement             $22,766,688,949
-------------------------------------------------------------------------------------------------------
 Cash                                                                                      28,414,321
-------------------------------------------------------------------------------------------------------
 Receivables and other assets:
 Shares of beneficial interest sold                                                       606,323,598
 Interest                                                                                  12,442,183
 Other                                                                                        365,164
                                                                                      -----------------
 Total assets                                                                          23,414,234,215

-------------------------------------------------------------------------------------------------------
 Liabilities
 Payables and other liabilities:
 Investments purchased (including $160,600,601 purchased on a when-issued basis)          197,513,610
 Shares of beneficial interest redeemed                                                   186,864,254
 Dividends                                                                                  6,151,321
 Transfer and shareholder servicing agent fees                                              2,224,221
 Service plan fees                                                                          1,486,372
 Shareholder reports                                                                        1,018,160
 Trustees' compensation                                                                        18,515
 Other                                                                                        360,089
                                                                                      -----------------
 Total liabilities                                                                        395,636,542

-------------------------------------------------------------------------------------------------------
 Net Assets                                                                           $23,018,597,673
                                                                                      =================

-------------------------------------------------------------------------------------------------------
 Composition of Net Assets

 Paid-in capital                                                                      $23,018,597,673
                                                                                      -----------------
 Net Assets--applicable to 23,019,044,895 shares of beneficial interest outstanding   $23,018,597,673
                                                                                      =================

-------------------------------------------------------------------------------------------------------
 Net Asset Value, Redemption Price Per Share and Offering Price Per Share                       $1.00
See accompanying Notes to Financial Statements 11 | CENTENNIAL MONEY MARKET TRUST STATEMENT OF OPERATIONS For the Year Ended June 30, 2003 -------------------------------------------------------------------------------- Investment Income Interest $361,121,003 -------------------------------------------------------------------------------- Dividends 10,715 -------------- Total income 361,131,718 -------------------------------------------------------------------------------- Expenses Management fees 75,850,454 -------------------------------------------------------------------------------- Service plan fees 45,459,352 -------------------------------------------------------------------------------- Transfer and shareholder servicing agent fees 26,091,215 -------------------------------------------------------------------------------- Shareholder reports 2,061,644 -------------------------------------------------------------------------------- Custodian fees and expenses 465,320 -------------------------------------------------------------------------------- Trustees' compensation 118,985 -------------------------------------------------------------------------------- Other 997,559 -------------- Total expenses 151,044,529 Less reduction to custodian expenses (12,692) Less reimbursement of expenses (60,805,404) -------------- Net expenses 90,226,433 -------------------------------------------------------------------------------- Net Investment Income 270,905,285 -------------------------------------------------------------------------------- Net Realized Gain On Investments 1,311,090 -------------------------------------------------------------------------------- Net Increase in Net Assets Resulting From Operations $272,216,375 ============== See accompanying Notes to Financial Statements 12 | CENTENNIAL MONEY MARKET TRUST STATEMENTS OF CHANGES IN NET ASSETS

 Year Ended June 30,                                                2003                2002
----------------------------------------------------------------------------------------------

 Operations
 Net investment income                                  $    270,905,285    $    453,101,052
----------------------------------------------------------------------------------------------
 Net realized gain                                             1,311,090           2,031,735
                                                        --------------------------------------
 Net increase in net assets resulting from operations        272,216,375         455,132,787

----------------------------------------------------------------------------------------------
 Dividends And/or Distributions to Shareholders
 Dividends from net investment income                       (270,905,285)       (453,101,052)
----------------------------------------------------------------------------------------------
 Distributions from net realized gain                         (1,155,761)         (2,878,464)

----------------------------------------------------------------------------------------------
 Beneficial Interest Transactions
 Net increase (decrease) in net assets resulting from
 beneficial interest transactions                          1,282,503,396        (473,579,272)

----------------------------------------------------------------------------------------------
 Net Assets
 Total increase (decrease)                                 1,282,658,725        (474,426,001)
----------------------------------------------------------------------------------------------
 Beginning of period                                      21,735,938,948      22,210,364,949
                                                        --------------------------------------
 End of period                                          $ 23,018,597,673    $ 21,735,938,948
                                                        ======================================
See accompanying Notes to Financial Statements 13 | CENTENNIAL MONEY MARKET TRUST FINANCIAL HIGHLIGHTS

 Year Ended June 30,                                     2003          2002           2001         2000         1999
------------------------------------------------------------------------------------------------------------------------

 Per Share Operating Data
 Net asset value, beginning of period                 $  1.00       $  1.00        $  1.00      $  1.00      $  1.00
------------------------------------------------------------------------------------------------------------------------
 Income from investment operations--net
 investment income and net realized gain                  .01           .02            .06          .05          .05
------------------------------------------------------------------------------------------------------------------------
 Dividends and/or distributions to shareholders:
 Dividends from net investment income                    (.01)         (.02)          (.06)        (.05)        (.05)
 Distributions from net realized gain                      -- 1          -- 1           --           --           --
                                                     -------------------------------------------------------------------
 Total dividends and/or distributions
 to shareholders                                         (.01)         (.02)          (.06)        (.05)        (.05)
------------------------------------------------------------------------------------------------------------------------
 Net asset value, end of period                       $  1.00       $  1.00        $  1.00      $  1.00      $  1.00
                                                     ===================================================================

------------------------------------------------------------------------------------------------------------------------
 Total Return 2                                          1.20%         1.99%          5.51%        5.36%        4.75%

------------------------------------------------------------------------------------------------------------------------
 Ratios/Supplemental Data
 Net assets, end of period (in millions)              $23,019       $21,736        $22,210      $18,734      $17,821
------------------------------------------------------------------------------------------------------------------------
 Average net assets (in millions)                     $22,783       $22,947        $20,830      $18,537      $17,128
------------------------------------------------------------------------------------------------------------------------
 Ratios to average net assets: 3
 Net investment income                                   1.19%         1.97%          5.34%        5.20%        4.63%
 Expenses, gross                                         0.66%         0.69%          0.67%        0.67%        0.66%
 Expenses, net                                           0.40% 4,5     0.66% 4,5      0.67% 5      0.67% 5      0.66% 5
1. Less than $0.005 per share. 2. Assumes an investment on the business day before the first day of the fiscal period, with all dividends reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Total returns reflect changes in net investment income only. Total returns are not annualized for periods less than one year. Returns do not reflect the deduction of taxes that a shareholder would pay on Trust distributions or the redemption of Trust shares. 3. Annualized for periods of less than one full year. 4. Net of reimbursement of expenses. 5. Reduction to custodian expenses less than 0.01%. SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS 14 | CENTENNIAL MONEY MARKET TRUST NOTES TO FINANCIAL STATEMENTS -------------------------------------------------------------------------------- 1. Significant Accounting Policies
 	Centennial Money Market Trust (the Trust) is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Trust’s investment objective is to seek the maximum current income that is consistent with low capital risk and the maintenance of liquidity. The Trust’s investment advisor is Centennial Asset Management Corporation (the Manager), a subsidiary of OppenheimerFunds, Inc. (OFI).

 	The following is a summary of significant accounting policies consistently followed by the Trust.

-------------------------------------------------------------------------------- Securities Valuation. Portfolio securities are valued on the basis of amortized cost, which approximates market value. --------------------------------------------------------------------------------
 	Securities On a When-issued Basis. Delivery and payment for securities that have been purchased by the Trust on a when-issued basis can take place a month or more after the trade date. Normally the settlement date occurs within six months after the trade date; however, the Trust may, from time to time, purchase securities whose settlement date extends six months or more beyond trade date. During this period, such securities do not earn interest, are subject to market fluctuation and may increase or decrease in value prior to their delivery. The Trust maintains segregated assets with a market value equal to or greater than the amount of its purchase commitments. The purchase of securities on a when-issued basis may increase the volatility of the Trust’s net asset value to the extent the Trust makes such purchases while remaining substantially fully invested. As of June 30, 2003, the Trust had entered into when-issued purchase commitments of $160,600,601.

--------------------------------------------------------------------------------
 	Federal Taxes. The Trust intends to continue to comply with provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to shareholders. Therefore, no federal income or excise tax provision is required.

 	The tax components of capital shown in the table below represent distribution requirements the Trust must satisfy under the income tax regulations, losses the Trust may be able to offset against income and gains realized in future years for federal income tax purposes.

Undistributed Net Undistributed Accumulated Investment Income Long-Term Gains Loss Carryforward ------------------------------------------------------- $6,179,570 $-- $-- 15 | CENTENNIAL MONEY MARKET TRUST NOTES TO FINANCIAL STATEMENTS Continued -------------------------------------------------------------------------------- 1. Significant Accounting Policies Continued
 	Net investment income (loss) and net realized gain (loss) may differ for financial statement and tax purposes. The character of dividends and distributions made during the fiscal year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to timing of dividends and distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or net realized gain was recorded by the Trust.

To (From) From Net Ordinary Capital Gain Tax Return Investment Income (Loss) (Loss) 1 of Capital Loss ------------------------------------------------------------ $-- $155,329 $-- $-- 1. $155,329, including $121,550 of long term capital gain, was distributed in connection with Trust share redemptions.
 	The tax character of distributions paid during the years ended June 30, 2003 and June 30, 2002 were as follows:

Year Ended Year Ended June 30, 2003 June 30, 2002 ---------------------------------------------------------- Distributions paid from: Ordinary income $270,905,285 $453,101,052 Long-term capital gain 1,155,761 2,878,464 ------------------------------ Total $272,061,046 $455,979,516 ============================== --------------------------------------------------------------------------------
 	Dividends and Distributions to Shareholders. Dividends and distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date. Income distributions, if any, are declared daily and paid monthly. Capital gain distributions, if any, are declared and paid annually.

-------------------------------------------------------------------------------- Expense Offset Arrangement. The reduction of custodian fees represents earnings on cash balances maintained by the Trust. -------------------------------------------------------------------------------- Security Transactions. Security transactions are recorded on the trade date. Realized gains and losses on securities sold are determined on the basis of identified cost. -------------------------------------------------------------------------------- Other. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates. 16 | CENTENNIAL MONEY MARKET TRUST -------------------------------------------------------------------------------- 2. Shares of Beneficial Interest
 	The Trust has authorized an unlimited number of no par value shares of beneficial interest. Transactions in shares of beneficial interest were as follows:

                                   Year Ended June 30, 2003              Year Ended June 30, 2002
                                   Shares            Amount             Shares             Amount
--------------------------------------------------------------------------------------------------

 Sold                      54,901,317,706   $ 54,901,317,706    54,965,476,815   $ 54,965,476,815
 Dividends and/or
 distributions reinvested     270,468,383        270,468,383       460,354,977        460,354,977
 Redeemed                 (53,889,282,693)   (53,889,282,693)  (55,899,411,064)   (55,899,411,064)
                          ------------------------------------------------------------------------
 Net increase (decrease)    1,282,503,396   $  1,282,503,396      (473,579,272)  $   (473,579,272)
                          ========================================================================
-------------------------------------------------------------------------------- 3. Fees and Other Transactions With Affiliates
 	Management Fees. Management fees paid to the Manager were in accordance with the investment advisory agreement with the Trust which provides for a fee at an annual rate of 0.50% of the first $250 million of the Trust’s net assets, 0.475% of the next $250 million, 0.45% of the next $250 million, 0.425% of the next $250 million, 0.40% of the next $250 million, 0.375% of the next $250 million, 0.35% of the next $500 million, and 0.325% of net assets in excess of $2 billion. In the agreement, the Manager guarantees that the Trust’s total expenses in any fiscal year, exclusive of taxes, interest and brokerage concessions, and extraordinary expenses such as litigation costs, shall not exceed the lesser of 1.5% of the average annual net assets of the Trust up to $30 million and 1% of its average annual net assets in excess of $30 million; or 25% of the total annual investment income of the Trust. As a result of this agreement, the Trust was reimbursed $60,805,404, for the year ended June 30, 2003.

 	On April 28, 2003, the Board of Trustees approved a new investment advisory agreement that would eliminate the expense limitation and resulting reimbursement from the Manager. This new investment advisory agreement has been submitted to shareholders for approval and will be effective only if affirmed by shareholder vote.

-------------------------------------------------------------------------------- Transfer Agent Fees. Shareholder Services, Inc. (SSI) acts as the transfer and shareholder servicing agent for the Trust and for other registered investment companies. The Trust pays SSI a $14.75 per account fee.
 	SSI has voluntarily agreed to limit transfer and shareholder servicing agent fees up to an annual rate of 0.35% of average net assets of the Trust. This undertaking may be amended or withdrawn at any time.

--------------------------------------------------------------------------------
 	Service Plan (12B-1) Fees. The Trust has adopted a service plan. It reimburses the Distributor for a portion of its costs incurred for services provided to accounts that hold shares of the Trust. Reimbursement is made quarterly at an annual rate up to 0.20% of the average annual net assets of the Trust. During the year ended June 30, 2003, the Trust paid $1,022 to a broker/dealer affiliated with the Manager as reimbursement for distribution-related expenses.

17 | CENTENNIAL MONEY MARKET TRUST NOTES TO FINANCIAL STATEMENTS Continued -------------------------------------------------------------------------------- 4. Illiquid Securities
 	As of June 30, 2003, investments in securities included issues that are illiquid. A security may be considered illiquid if it lacks a readily available market or if its valuation has not changed for a certain period of time. The Trust intends to invest no more than 10% of its net assets (determined at the time of purchase and reviewed periodically) in illiquid securities. The aggregate value of illiquid securities subject to this limitation as of June 30, 2003 was $885,256,067, which represents 3.85% of the Trust’s net assets.

18 | CENTENNIAL MONEY MARKET TRUST
A-4

                                  Appendix A

                      Description of Securities Ratings

Below is a description of the two highest rating categories for Short Term
Debt and Long Term Debt by the "Nationally-Recognized Statistical Rating
Organizations" which the Manager evaluates in purchasing securities on behalf of the Trust.  The ratings descriptions are based on information supplied by the ratings organizations to subscribers.

SHORT TERM DEBT RATINGS.

Moody's Investors Service, Inc.  ("Moody's")

The following rating designations for commercial paper (defined by Moody's as promissory obligations not having original maturity in excess of nine months), are judged by Moody's to be investment grade, and indicate the relative repayment capacity of rated issuers:

Prime-1: Superior capacity for repayment.  Capacity will normally be evidenced by the following characteristics: (a) leading market positions in well-established industries; (b) high rates of return on funds employed; (c)
conservative capitalization structure with moderate reliance on debt and ample asset protection; (d) broad margins in earning coverage of fixed financial charges and high internal cash generation; and (e) well-established access to a range of financial markets and assured sources of alternate liquidity.

Prime-2: Strong capacity for repayment.  This will normally be evidenced by many of the characteristics cited above but to a lesser degree.  Earnings trends and coverage ratios, while sound, will be more subject to variation.
Capitalization characteristics, while still appropriate, may be more affected by external conditions.  Ample alternate liquidity is maintained.

      Moody's ratings for state and municipal short-term obligations are designated "Moody's Investment Grade" ("MIG"). Short-term notes which have demand features may also be designated as "VMIG."  These rating categories are as follows:

MIG 1/VMIG 1: Denotes superior credit quality. Excellent protection is afforded by established cash flows, highly reliable liquidity support or demonstrated broad-based access to the market for refinancing.

MIG 2/VMIG 2: Denotes strong credit quality. Margins of protection are ample although not as large as in the preceding group.

Standard & Poor's Ratings Services, a division of The McGraw-Hill  Companies,
------------------------------------------------------------------------------
Inc. ("Standard and Poor's")
----------------------------

The following ratings by Standard and Poor's for commercial paper (defined by
Standard and Poor's as debt having an original maturity of no more than 365 days) assess the likelihood of payment:

A-1: Obligation is rated in the highest category. The obligor's capacity to meet its financial commitment on the obligation is strong. Within this category, a plus (+) sign designation indicates the obligor's capacity to meet its financial obligation is extremely strong.

A-2: Obligation is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rating categories. However, the obligor's capacity to meet its financial commitment on the obligation is satisfactory.

Standard and Poor's ratings for Municipal Notes due in 3 years or less:
------------------------------------------------------------------------

SP-1: Strong capacity to pay principal and interest. An issue determined to possess a very strong capacity to pay debt service is given a (+) designation.

SP-2: Satisfactory capacity to pay principal and interest, with some vulnerability to adverse financial and economic changes over the term of the notes.

Standard and Poor's assigns "dual ratings" to all municipal debt issues that have a demand or double feature as part of their provisions.  The first rating addresses the likelihood of repayment of principal and interest as due, and the second rating addresses only the demand feature.  With short-term demand debt, Standard and Poor's note rating symbols are used with the commercial paper symbols (for example, "SP-1+/A-1+").

Fitch, Inc. ("Fitch")
---------------------

Fitch assigns the following short-term ratings to debt obligations that are payable on demand or have original maturities of generally up to three years, including commercial paper, certificates of deposit, medium-term notes, and municipal and investment notes:

F1: Highest credit quality. Strongest capacity for timely payment of financial commitments. May have an added "+" to denote any exceptionally strong credit feature.

F2: Good credit quality. A satisfactory capacity for timely payment of financial commitments, but the margin of safety is not as great as in the case of higher ratings.

Dominion Bond Rating Service Limited ("DBRS")
------------------------------------------------------------------------------

R-1: Short term debt rated "R-1 (high)" is of the highest credit quality,  and indicates  an entity which  possesses  unquestioned  ability to repay  current liabilities  as they  fall  due.  Entities  rated  in this  category  normally
maintain   strong   liquidity   positions,   conservative   debt   levels  and
profitability  which is both stable and above average.  Companies achieving an
"R-1  (high)"  rating are  normally  leaders in  structurally  sound  industry segments with proven track records,  sustainable  positive  future results and
no  substantial   qualifying  negative  factors.  Given  the  extremely  tough definition  which DBRS has established  for an "R-1 (high)",  few entities are strong enough to achieve this rating.  Short term debt rated "R-1 (middle)" is of  superior  credit  quality  and, in most  cases,  ratings in this  category differ from "R-1 (high)"  credits to only a small degree.  Given the extremely tough  definition  which  DBRS has for the "R-1  (high)"  category  (which few companies  are  able to  achieve),  entities  rated  "R-1  (middle)"  are also considered strong credits which typically  exemplify above average strength in key areas of  consideration  for debt  protection.  Short term debt rated "R-1
(low)" is of  satisfactory  credit quality.  The overall  strength and outlook for key liquidity,  debt and profitability ratios is not normally as favorable
as  with  higher  rating  categories,   but  these  considerations  are  still
respectable.  Any  qualifying  negative  factors  which  exist are  considered manageable,  and the  entity  is  normally  of  sufficient  size to have  some influence in its industry.

R-2:  Short term debt rated  "R-2" is of  adequate  credit  quality and within the three subset grades  (high,  middle,  low),  debt  protection  ranges from having reasonable  ability for timely repayment to a level which is considered only just  adequate.  The  liquidity  and debt ratios of entities in the "R-2"
classification are not as strong as those in the "R-1" category,  and the past and future  trend may suggest  some risk of  maintaining  the  strength of key
ratios  in  these  areas.   Alternative   sources  of  liquidity  support  are
considered  satisfactory;  however,  even the strongest liquidity support will not improve the commercial paper rating of the issuer.  The size of the entity may restrict  its  flexibility,  and its relative  position in the industry is not typically as strong as the "R-1 credit".  Profitability  trends,  past and future,  may be less  favorable,  earnings not as stable,  and there are often negative  qualifying  factors  present  which  could also make the entity more vulnerable to adverse changes in financial and economic conditions.

LONG TERM DEBT RATINGS.

These ratings are relevant for securities purchased by the Trust with a remaining maturity of 397 days or less, or for rating issuers of short-term obligations.

Moody's
-------

Bonds (including municipal bonds) are rated as follows:

Aaa: Judged to be the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged."  Interest payments are protected by a large or by an exceptionally stable margin and principal is secure.  While the various protective elements are likely to change, the changes that can be expected are most unlikely to impair the fundamentally strong position of such issues.

Aa: Judged to be of high quality by all standards. Together with the "Aaa"
group, they comprise what are generally known as high-grade bonds.  They are rated lower than the best bonds because margins of protection may not be as large as with "Aaa" securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risk appear somewhat larger than that of "Aaa" securities.

      Moody's applies numerical modifiers "1", "2" and "3" in its "Aa" rating classification. The modifier "1" indicates that the obligation ranks in the higher end of its generic rating category; the modifier "2" indicates a mid-range ranking; and the modifier "3" indicates a ranking in the lower end of that generic rating category.

Standard and Poor's
-------------------

Bonds (including municipal bonds maturing beyond 3 years) are rated as follows:

AAA: Bonds rated "AAA" have the highest rating assigned by Standard & Poor's.
The obligor's capacity to meet its financial commitment on the obligation is extremely strong.

AA: Bonds rated "AA" differ from the highest rated obligations only in small degree. A strong capacity to meet its financial commitment on the obligation is very strong.

Fitch
-----

AAA: Highest Credit Quality. "AAA" ratings denote the lowest expectation of credit risk. They are assigned only in the case of exceptionally strong capacity for timely payment of financial commitments. This capacity is highly unlikely to be adversely affected by foreseeable events.

AA: Very High Credit Quality. "AA" ratings denote a very low expectation of credit risk. They indicate a very strong capacity for timely payment of financial commitments. This capacity is not significantly vulnerable to foreseeable events.

      Because bonds rated in the "AAA" and "AA" categories are not significantly vulnerable to foreseeable future developments, short-term debt of these issuers is generally rated "F-1+."

A-2

                                     B-1

                                  Appendix B

------------------------------------------------------------------------------
                           Industry Classifications
------------------------------------------------------------------------------

Aerospace & Defense               Industrial Conglomerates
Air Freight & Couriers            Insurance
Airlines                          Internet & Catalog Retail
Asset Backed Securities           Internet Software & Services
Auto Components                   IT Services
Automobiles                       Leasing & Factoring

Beverages                         Leisure Equipment & Products
Biotechnology                     Machinery
Broker-Dealer                     Marine
Building Products                 Media
Capital Markets                   Metals & Mining
Chemicals                         Multiline Retail
Commercial Banks                  Multi-Utilities
Commercial Finance                Municipal
Commercial Services & Supplies    Office Electronics
Communications Equipment          Oil & Gas
Computers & Peripherals           Paper & Forest Products
Construction & Engineering        Personal Products
Construction Materials            Pharmaceuticals
Consulting & Services             Real Estate
Consumer Finance                  Repurchase Agreements
Containers & Packaging            Road & Rail
Distributors                      Semiconductor and Semiconductor Equipment
Diversified Financial Services    Software
Diversified Telecommunication     Special Purpose Financial
Services
Electric Utilities                Specialty Retail
Electrical Equipment              Textiles, Apparel & Luxury Goods
Electronic Equipment &            Thrifts & Mortgage Finance
Instruments
Energy Equipment & Services       Tobacco
Food & Staples Retailing          Trading Companies & Distributors
Food Products                     Transportation Infrastructure
Foreign Government                U.S. Government Agencies-Full Faith and Credit
                                  Agencies
Gas Utilities                     U.S. Government Agencies-Government Sponsored
                                  Enterprises
Health Care Equipment & Supplies  U.S. Government Instrumentalities
Health Care Providers & Services  U.S. Government Obligations
Hotels Restaurants & Leisure      Water Utilities
Household Durables                Wireless Telecommunication Services

------------------------------------------------------------------------------
Centennial Money Market Trust
------------------------------------------------------------------------------

Investment Advisor and Distributor
Centennial Asset Management Corporation
6803 South Tucson Way
Centennial, Colorado 80112

Sub-Distributor

OppenheimerFunds Distributor, Inc.
P.O. Box 5254
Denver, Colorado 80217-5254

Transfer Agent
Shareholder Services, Inc.
P.O. Box 5143
Denver, Colorado 80217-5143
1.800.525.9130

Custodian of Portfolio Securities
Citibank, N.A.
111 Wall Street
New York, New York 10005

Independent Auditors
Deloitte & Touche LLP
555 Seventeenth Street
Denver, Colorado 80202

Counsel to the Trust

Myer, Swanson, Adams & Wolf, P.C.
1600 Broadway
Denver, Colorado 80202

Counsel to the Independent Trustees

Mayer, Brown, Rowe & Maw, LLP
1675 Broadway
New York, New York 10019

PX0150.001.0803

--------
1 Mr. Grabish is a Trustee of Centennial Government Trust, Centennial
California Tax Exempt Trust, Centennial Money Market Trust, Centennial New
York Tax Exempt Trust and Centennial Tax Exempt Trust and is a Managing
General Partner of Centennial America Fund, L.P. Mrs. Hamilton and Mr. Malone
are not Trustees of Oppenheimer Senior Floating Rate Fund.
2 In accordance with Rule 12b-1 of the Investment Company Act, the term
"Independent Trustees" in this Statement of Additional Information refers to those Trustees who are not "interested persons" of the Trust and who do not have any direct or indirect financial interest in the operation of any agreement under the plan.